                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-0816
                                  ---------------------------------------------

                       American Century Mutual Funds, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   October 31, 2004
                        --------------------------------------------------------
Date of reporting period:  April 30, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

APRIL 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two steel bridges]

Ultra(reg.tm) Fund
Vista(reg.sm) Fund

[american century logo and text logo)

Our Message to You........................................................  1

ULTRA

VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                     JAMES E. STOWERS III
                  WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Ultra and Vista funds for the six months ended April 30, 2004.

The report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com,  we provide quarterly commentaries on all American Century  portfolios,  the views of our senior investment  officers, and other communications about investments, portfolio strategy, and the markets.
We also  have  many  informative  resources  available  in the  Education  &
Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

    /s/ James E. Stowers, Jr.
    James E. Stowers, Jr.
    FOUNDER AND CHAIRMAN

    /s/ James E. Stowers III
    James E. Stowers III
    CO-CHAIRMAN OF THE BOARD

------
1

Ultra - Performance

TOTAL RETURNS AS OF APRIL 30, 2004

                                  -------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                       1 YEAR    5 YEARS   10 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        21.64%     -2.74%      9.37%      13.81%          11/2/81
--------------------------------------------------------------------------------
S&P 500 INDEX         22.88%     -2.26%     11.36%      13.53%(1)        --
--------------------------------------------------------------------------------
Institutional Class   21.88%     -2.55%       --         6.06%         11/14/96
--------------------------------------------------------------------------------
Advisor Class         21.42%     -2.96%       --         6.08%          10/2/96
--------------------------------------------------------------------------------
C Class               20.62%       --         --         1.69%         10/29/01
--------------------------------------------------------------------------------
R Class                 --         --         --         9.05%(2)       8/29/03
--------------------------------------------------------------------------------

(1) Since 10/31/81, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------
                 1995   1996    1997    1998    1999    2000     2001     2002     2003    2004
-------------------------------------------------------------------------------------------------
Investor Class  6.21%  36.42%  10.69%  39.75%  25.52%  27.06%  -26.70%   -9.83%  -14.79%  21.64%
-------------------------------------------------------------------------------------------------
S&P 500 Index  17.47%  30.21%  25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%
-------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Ultra - Portfolio Commentary

[photo of Wade Slome, Jerry Sullivan, Bruce Wimberly and Jim Stowers III]

A PORTFOLIO COMMENTARY FROM THE ULTRA INVESTMENT TEAM (LEFT TO RIGHT): PORTFOLIO
MANAGERS WADE SLOME AND JERRY SULLIVAN; SENIOR PORTFOLIO MANAGER BRUCE WIMBERLY;
AND CHIEF INVESTMENT OFFICER, U.S. GROWTH EQUITIES, JIM STOWERS III.

Ultra gained 4.61%* during the six months ended April 30, 2004, outperforming the 2.66% average gain of its large-cap growth peers tracked by Morningstar.
The Standard & Poor's 500 Index, a widely followed barometer of the broad market, gained 6.27%. During the last year, the fund gained 21.64% compared to the 19.70% average gain of its Morningstar peers, and a 22.88% rise for the S&P 500.

Ultra's advance came during a stretch marked by rising corporate profits and continued economic expansion. During the period's closing weeks, however, stock prices came under pressure amid rising oil prices and indications that inflation was beginning to rise. An analysis of the indices that tracked the U.S. stock market by style and capitalization during the last six months shows that investors preferred small- and mid-cap stocks over larger equities and value-oriented issues over growth stocks.

The portfolio's health care holdings were the top contributors to performance.
The biggest lift was provided by manufacturers of health care equipment and supplies. A good example is Boston Scientific, which won approval to sell its
Taxus drug-coated stent in the United States. The company reported strong initial sales of Taxus, which props open arteries and releases medication aimed at preventing them from closing. Other contributors from the health care equipment industry included Varian, a maker of equipment used in radiation treatment, and Medtronic, which makes implantable defibrillators.

Elsewhere in the health care sector, Pfizer led a rise in Ultra's pharmaceutical stake after reporting consecutive quarters of sales growth and reaffirming its profit forecast for 2004. UnitedHealth, the country's No. 1 health care insurer, was another top contributor due to rising profits.

Ultra's financial holdings boosted six-month performance. The biggest lift was provided by insurers, namely Berkshire Hathaway and American

TOP TEN HOLDINGS AS OF APRIL 30, 2004

--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
InterActiveCorp                           2.5%                  2.9%
--------------------------------------------------------------------------------
Pfizer, Inc.                              2.4%                  2.6%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.4%                  2.9%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.2%                  2.9%
--------------------------------------------------------------------------------
Dell Inc.                                 2.0%                  2.9%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.0%                  2.7%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.8%                  1.3%
--------------------------------------------------------------------------------
General Electric Co.                      1.6%                  1.7%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                       1.6%                  1.5%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                 1.6%                  1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
3

Ultra - Portfolio Commentary

International Group. Both companies reported rising revenue from insurance premiums. Diversified financial services companies Chicago Mercantile Exchange and Citigroup also drove positive results in this sector. Citigroup, one of
Ultra's largest holdings, generated revenue growth from its consumer banking, credit card and investment banking businesses.

The portfolio's industrial stake also turned in positive results. Led by Tyco
International, industrial conglomerates were the top contributors in this sector. Another standout was Apollo Group, an education services provider that offers undergraduate and graduate programs geared to working professionals. The company reported rising revenue, profits and enrollment.

Ultra also benefited from its investments in companies that make everyday consumer staples. This included PepsiCo, whose shares hit an all-time high after the company reported strong profit growth led by brands such as Pepsi-Cola and
Lay's potato  chips.  Other  contributors  included  Coca-Cola and Procter &
Gamble.

Not all companies catering to consumers performed well. Retailers Kohl's and
Family Dollar each declined more than 20%, and specialty stores such as Lowe's and Home Depot turned in disappointing performances. Online businesses struggled as well. This included InterActiveCorp, our largest holding.

Information technology companies produced mixed results and accounted for the only sector-level detractor from performance. On the positive side, IT services company First Data and communications equipment manufacturer QUALCOMM advanced and contributed to Ultra's positive results. On the downside, Intel weighed on the portfolio's semiconductor stake. The world's largest chipmaker was the top performer in the Dow Jones Industrial Average in 2003, but declined during the first four months of 2004. The slide began in January when the company predicted that revenue would fall after hitting an all-time high in the fourth-quarter of
2003. Later in the period, Intel fell short of analysts' first-quarter earnings projections.

Looking ahead, we are hopeful that improving economic conditions will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Pharmaceuticals                             8.2%                  8.0%
--------------------------------------------------------------------------------
Software                                    6.7%                  6.3%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                        5.7%                  5.3%
--------------------------------------------------------------------------------
Insurance                                   5.2%                  3.7%
--------------------------------------------------------------------------------
Internet & Catalog Retail                   5.0%                  4.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                               99.1%                 98.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.9%                  1.2%
--------------------------------------------------------------------------------

------
4

Ultra - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
   2,616,000    General Dynamics Corp.                              $   244,910
--------------------------------------------------------------------------------
     611,000    United Technologies Corp.                                52,705
--------------------------------------------------------------------------------
                                                                        297,615
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.8%
--------------------------------------------------------------------------------
     862,000    C.H. Robinson Worldwide, Inc.                            35,376
--------------------------------------------------------------------------------
   2,321,000    Expeditors International
                of Washington, Inc.(1)                                   93,281
--------------------------------------------------------------------------------
   1,988,000    FedEx Corporation                                       142,958
--------------------------------------------------------------------------------
   1,975,000    United Parcel Service, Inc. Cl B                        138,546
--------------------------------------------------------------------------------
                                                                        410,161
--------------------------------------------------------------------------------
AIRLINES -- 0.5%
--------------------------------------------------------------------------------
   3,964,000    JetBlue Airways Corporation(1)(2)                       109,724
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
   2,178,000    China Yuchai International
                Limited(1)(2)(3)                                         35,893
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.1%
--------------------------------------------------------------------------------
   4,614,000    Harley-Davidson, Inc.                                   259,860
--------------------------------------------------------------------------------
BEVERAGES -- 2.7%
--------------------------------------------------------------------------------
   2,798,000    Anheuser-Busch Companies, Inc.                          143,370
--------------------------------------------------------------------------------
   4,172,000    Coca-Cola Company (The)                                 210,978
--------------------------------------------------------------------------------
   5,006,000    PepsiCo, Inc.(1)                                        272,777
--------------------------------------------------------------------------------
                                                                        627,125
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.4%
--------------------------------------------------------------------------------
   3,549,000    Affymetrix Inc.(1)(2)(3)                                108,457
--------------------------------------------------------------------------------
   4,010,000    Amgen Inc.(2)                                           225,643
--------------------------------------------------------------------------------
   1,076,000    Celgene Corp.(1)(2)                                      55,618
--------------------------------------------------------------------------------
   1,984,000    Cephalon, Inc.(1)(2)                                    112,909
--------------------------------------------------------------------------------
   1,667,000    Chiron Corp.(1)(2)                                       77,349
--------------------------------------------------------------------------------
     695,000    Genentech, Inc.(2)                                       85,346
--------------------------------------------------------------------------------
     949,000    Gilead Sciences, Inc.(1)(2)                              57,728
--------------------------------------------------------------------------------
   1,156,000    Invitrogen Corp.(1)(2)                                   83,498
--------------------------------------------------------------------------------
                                                                        806,548
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.3%
--------------------------------------------------------------------------------
   3,165,000    Bank of New York Co., Inc. (The)                         92,228
--------------------------------------------------------------------------------
   1,249,000    Goldman Sachs Group, Inc. (The)                         120,529
--------------------------------------------------------------------------------
     505,000    Legg Mason, Inc.(1)                                      46,490
--------------------------------------------------------------------------------
   2,443,000    Merrill Lynch & Co., Inc.                               132,484
--------------------------------------------------------------------------------
   2,761,000    T. Rowe Price Group Inc.                                141,584
--------------------------------------------------------------------------------
                                                                        533,315
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.3%
--------------------------------------------------------------------------------
   2,238,000    Bank of America Corp.                                   180,137
--------------------------------------------------------------------------------
   2,055,000    Wells Fargo & Co.                                       116,025
--------------------------------------------------------------------------------
                                                                        296,162
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
--------------------------------------------------------------------------------
   3,467,000    Apollo Group Inc. Cl A(2)                           $   315,081
--------------------------------------------------------------------------------
   4,767,000    Corinthian Colleges, Inc.(2)(3)                         145,966
--------------------------------------------------------------------------------
                                                                        461,047
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.5%
--------------------------------------------------------------------------------
  14,699,000    Cisco Systems Inc.(2)                                   306,769
--------------------------------------------------------------------------------
   2,534,000    Foundry Networks, Inc.(2)                                28,634
--------------------------------------------------------------------------------
   2,520,000    QUALCOMM Inc.                                           157,399
--------------------------------------------------------------------------------
   3,486,000    UTStarcom Inc.(2)                                        91,856
--------------------------------------------------------------------------------
                                                                        584,658
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
  13,505,000    Dell Inc.(2)                                            468,759
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.3%
--------------------------------------------------------------------------------
   3,336,000    American Express Co.(1)                                 163,297
--------------------------------------------------------------------------------
   4,663,000    MBNA Corporation                                        113,684
--------------------------------------------------------------------------------
   6,852,000    SLM Corporation                                         262,500
--------------------------------------------------------------------------------
                                                                        539,481
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
--------------------------------------------------------------------------------
     808,000    Chicago Mercantile Exchange(1)                           94,778
--------------------------------------------------------------------------------
  10,615,000    Citigroup Inc.                                          510,476
--------------------------------------------------------------------------------
   1,900,000    Moody's Corp.                                           122,569
--------------------------------------------------------------------------------
                                                                        727,823
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
--------------------------------------------------------------------------------
   1,118,000    Jabil Circuit, Inc.(2)                                   29,504
--------------------------------------------------------------------------------
   2,746,000    Waters Corp.(2)                                         118,490
--------------------------------------------------------------------------------
                                                                        147,994
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
--------------------------------------------------------------------------------
   1,405,000    Baker Hughes Inc.                                        51,535
--------------------------------------------------------------------------------
   1,847,000    Schlumberger Ltd.                                       108,105
--------------------------------------------------------------------------------
   1,605,000    Transocean Inc.(2)                                       44,571
--------------------------------------------------------------------------------
                                                                        204,211
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.9%
--------------------------------------------------------------------------------
   8,205,000    Wal-Mart Stores, Inc.                                   467,686
--------------------------------------------------------------------------------
   3,668,399    Walgreen Co.                                            126,486
--------------------------------------------------------------------------------
   1,056,000    Whole Foods Market, Inc.(1)                              84,469
--------------------------------------------------------------------------------
                                                                        678,641
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
--------------------------------------------------------------------------------
     914,000    Alcon, Inc.                                              67,865
--------------------------------------------------------------------------------
   1,988,000    Baxter International, Inc.                               62,920
--------------------------------------------------------------------------------
   2,242,000    Biomet Inc.                                              88,559
--------------------------------------------------------------------------------
   8,048,000    Boston Scientific Corp.(2)                              331,497
--------------------------------------------------------------------------------
     912,000    Guidant Corp.                                            57,465
--------------------------------------------------------------------------------
   1,245,000    Inamed Corp.(1)(2)                                       73,256
--------------------------------------------------------------------------------
   6,737,000    Medtronic, Inc.                                         339,949
--------------------------------------------------------------------------------
   1,281,000    St. Jude Medical, Inc.(2)                                97,689
--------------------------------------------------------------------------------
   1,692,000    Varian Medical Systems, Inc.(2)                         145,241
--------------------------------------------------------------------------------
   1,310,000    Zimmer Holdings Inc.(2)                                 104,604
--------------------------------------------------------------------------------
                                                                      1,369,045
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                    (continued)

------
5

Ultra - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
--------------------------------------------------------------------------------
     534,000    HCA Inc.                                            $    21,696
--------------------------------------------------------------------------------
   1,302,000    Health Management
                Associates, Inc. Cl A                                    30,115
--------------------------------------------------------------------------------
     499,000    Patterson Dental Co.(1)(2)                               36,776
--------------------------------------------------------------------------------
   5,860,000    UnitedHealth Group Incorporated                         360,274
--------------------------------------------------------------------------------
   6,324,000    WebMD Corporation(1)(2)                                  55,588
--------------------------------------------------------------------------------
                                                                        504,449
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.6%
--------------------------------------------------------------------------------
   2,639,623    Applebee's International Inc.(3)                        102,365
--------------------------------------------------------------------------------
   2,347,000    Brinker International, Inc.(2)                           90,266
--------------------------------------------------------------------------------
   5,232,000    Carnival Corporation                                    223,249
--------------------------------------------------------------------------------
   2,754,000    Cheesecake Factory Inc.(2)(3)                           116,632
--------------------------------------------------------------------------------
   2,302,000    International Game Technology                            86,877
--------------------------------------------------------------------------------
   3,271,000    Krispy Kreme
                Doughnuts, Inc.(1)(2)(3)                                106,340
--------------------------------------------------------------------------------
   1,712,000    PF Chang's China
                Bistro, Inc.(1)(2)(3)                                    83,648
--------------------------------------------------------------------------------
   4,915,000    Starbucks Corporation(2)                                190,997
--------------------------------------------------------------------------------
   1,742,000    Wendy's International, Inc.                              67,938
--------------------------------------------------------------------------------
                                                                      1,068,312
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
     870,000    Garmin Ltd.(1)                                           27,979
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
   1,946,000    Colgate-Palmolive Co.                                   112,634
--------------------------------------------------------------------------------
   3,489,000    Procter & Gamble Co. (The)                              368,962
--------------------------------------------------------------------------------
                                                                        481,596
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.3%
--------------------------------------------------------------------------------
   1,570,000    3M Co.                                                  135,774
--------------------------------------------------------------------------------
  12,667,000    General Electric Co.                                    379,376
--------------------------------------------------------------------------------
   9,619,000    Tyco International Ltd.                                 264,042
--------------------------------------------------------------------------------
                                                                        779,192
--------------------------------------------------------------------------------
INSURANCE -- 5.2%
--------------------------------------------------------------------------------
   1,690,000    Aflac Inc.                                               71,369
--------------------------------------------------------------------------------
     731,000    Ambac Financial Group, Inc.                              50,439
--------------------------------------------------------------------------------
   5,797,000    American International
                Group, Inc.                                             415,354
--------------------------------------------------------------------------------
       2,821    Berkshire Hathaway Inc. Cl A(2)                         263,453
--------------------------------------------------------------------------------
      73,870    Berkshire Hathaway Inc. Cl B(2)                         230,401
--------------------------------------------------------------------------------
   2,762,000    Marsh & McLennan
                Companies, Inc.                                         124,566
--------------------------------------------------------------------------------
     711,000    Progressive Corp.                                        62,227
--------------------------------------------------------------------------------
                                                                      1,217,809
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 5.0%
--------------------------------------------------------------------------------
   5,801,000    Amazon.com, Inc.(2)                                     252,111
--------------------------------------------------------------------------------
   3,460,000    eBay Inc.(2)                                            276,177
--------------------------------------------------------------------------------
  18,238,000    InterActiveCorp(1)(2)                                   581,245
--------------------------------------------------------------------------------
   2,637,000    Netflix Inc.(1)(2)(3)                                    66,690
--------------------------------------------------------------------------------
                                                                      1,176,223
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.0%
--------------------------------------------------------------------------------
   2,529,000    Digital River Inc.(1)(2)(3)                         $    65,122
--------------------------------------------------------------------------------
   2,638,000    Sina Corp.(1)(2)(3)                                      75,183
--------------------------------------------------------------------------------
   9,223,000    VeriSign, Inc.(1)(2)                                    148,767
--------------------------------------------------------------------------------
   3,640,000    Yahoo! Inc.(2)                                          183,674
--------------------------------------------------------------------------------
                                                                        472,746
--------------------------------------------------------------------------------
IT SERVICES -- 4.0%
--------------------------------------------------------------------------------
   6,300,000    Accenture Ltd. Cl A(2)                                  149,751
--------------------------------------------------------------------------------
   6,114,000    Checkfree Corp.(1)(2)(3)                                183,665
--------------------------------------------------------------------------------
   2,198,000    Cognizant Technology
                Solutions Corporation(2)                                 95,085
--------------------------------------------------------------------------------
   7,496,000    First Data Corp.                                        340,244
--------------------------------------------------------------------------------
   3,258,000    Paychex, Inc.                                           121,458
--------------------------------------------------------------------------------
   1,830,000    SunGard Data Systems Inc.(2)                             47,708
--------------------------------------------------------------------------------
                                                                        937,911
--------------------------------------------------------------------------------
MEDIA -- 3.6%
--------------------------------------------------------------------------------
   1,207,000    Clear Channel
                Communications, Inc.                                     50,078
--------------------------------------------------------------------------------
   2,134,000    Comcast Corporation(2)                                   64,233
--------------------------------------------------------------------------------
   2,333,000    EchoStar Communications
                Corp. Cl A(2)                                            77,432
--------------------------------------------------------------------------------
   1,182,000    Gannett Co., Inc.                                       102,456
--------------------------------------------------------------------------------
     699,000    Getty Images Inc.(1)(2)                                  38,165
--------------------------------------------------------------------------------
   3,531,000    Interpublic Group
                of Companies, Inc.(2)                                    55,401
--------------------------------------------------------------------------------
   2,108,000    McGraw-Hill
                Companies, Inc. (The)                                   166,238
--------------------------------------------------------------------------------
   3,013,000    Univision Communications
                Inc. Cl A(1)(2)                                         101,990
--------------------------------------------------------------------------------
   2,381,000    Viacom, Inc. Cl B                                        92,026
--------------------------------------------------------------------------------
   3,854,000    XM Satellite Radio
                Holdings Inc.(1)(2)                                      92,342
--------------------------------------------------------------------------------
                                                                        840,361
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
   2,482,000    Family Dollar Stores, Inc.                               79,771
--------------------------------------------------------------------------------
   1,129,000    Kohl's Corp.(2)                                          47,181
--------------------------------------------------------------------------------
   2,980,000    Target Corporation                                      129,243
--------------------------------------------------------------------------------
                                                                        256,195
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.3%
--------------------------------------------------------------------------------
     992,000    Zebra Technologies Corp. Cl A(2)                         72,704
--------------------------------------------------------------------------------
OIL & GAS -- 2.6%
--------------------------------------------------------------------------------
     455,000    Anadarko Petroleum Corp.                                 24,379
--------------------------------------------------------------------------------
   3,546,000    Apache Corp.                                            148,471
--------------------------------------------------------------------------------
     478,000    BP plc ADR                                               25,286
--------------------------------------------------------------------------------
   1,019,000    Burlington Resources, Inc.                               68,548
--------------------------------------------------------------------------------
     271,000    ChevronTexaco Corp.                                      24,797
--------------------------------------------------------------------------------
   5,814,000    Exxon Mobil Corp.                                       247,386
--------------------------------------------------------------------------------
   1,377,000    Occidental Petroleum Corp.                               64,994
--------------------------------------------------------------------------------
                                                                        603,861
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Ultra - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
   1,102,500    Alberto-Culver Company Cl B                         $    51,994
--------------------------------------------------------------------------------
   1,283,000    Avon Products, Inc.                                     107,772
--------------------------------------------------------------------------------
                                                                        159,766
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.2%
--------------------------------------------------------------------------------
     596,000    Allergan, Inc.                                           52,478
--------------------------------------------------------------------------------
     791,000    American Pharmaceutical
                Partners Inc.(1)(2)                                      33,459
--------------------------------------------------------------------------------
   2,269,500    Barr Pharmaceuticals Inc.(2)                             94,003
--------------------------------------------------------------------------------
   4,717,000    Eli Lilly and Company                                   348,162
--------------------------------------------------------------------------------
   2,310,000    Forest Laboratories, Inc. Cl A(2)                       148,949
--------------------------------------------------------------------------------
   6,082,000    Johnson & Johnson                                       328,610
--------------------------------------------------------------------------------
  15,918,000    Pfizer, Inc.                                            569,227
--------------------------------------------------------------------------------
   6,080,290    Teva Pharmaceutical
                Industries Ltd. ADR(1)                                  374,302
--------------------------------------------------------------------------------
                                                                      1,949,190
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
   1,958,000    Analog Devices, Inc.                                     83,411
--------------------------------------------------------------------------------
   3,808,000    Applied Materials, Inc.(2)                               69,420
--------------------------------------------------------------------------------
  12,034,000    Intel Corp.                                             309,635
--------------------------------------------------------------------------------
     969,000    KLA-Tencor Corp.(2)                                      40,378
--------------------------------------------------------------------------------
   1,595,000    Maxim Integrated Products, Inc.                          73,354
--------------------------------------------------------------------------------
   5,146,000    Microchip Technology Inc.                               144,191
--------------------------------------------------------------------------------
   2,294,000    Taiwan Semiconductor
                Manufacturing Co. Ltd. ADR(2)                            21,862
--------------------------------------------------------------------------------
   1,545,000    Xilinx, Inc.(2)                                          51,958
--------------------------------------------------------------------------------
                                                                        794,209
--------------------------------------------------------------------------------
SOFTWARE -- 6.7%
--------------------------------------------------------------------------------
   1,480,000    Adobe Systems Inc.                                       61,183
--------------------------------------------------------------------------------
   3,867,000    Computer Associates
                International, Inc.                                     103,674
--------------------------------------------------------------------------------
   4,940,000    Electronic Arts Inc.(2)                                 250,063
--------------------------------------------------------------------------------
   3,632,000    Intuit Inc.(2)                                          154,251
--------------------------------------------------------------------------------
  21,913,000    Microsoft Corporation                                   569,080
--------------------------------------------------------------------------------
  12,189,000    Oracle Corp.(2)                                         136,761
--------------------------------------------------------------------------------
   1,776,000    Red Hat Inc.(2)                                          40,333
--------------------------------------------------------------------------------
   2,499,000    SAP AG ADR(1)                                            93,163
--------------------------------------------------------------------------------
   2,652,000    Symantec Corp.(2)                                       119,473
--------------------------------------------------------------------------------
   2,233,000    Veritas Software Corp.(2)                                59,554
--------------------------------------------------------------------------------
                                                                      1,587,535
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.9%
--------------------------------------------------------------------------------
   2,423,000    Bed Bath & Beyond Inc.(2)                           $    89,942
--------------------------------------------------------------------------------
   3,075,000    Carmax, Inc.(2)                                          79,704
--------------------------------------------------------------------------------
   3,130,000    Chico's FAS, Inc.(1)(2)                                 127,485
--------------------------------------------------------------------------------
     718,000    Dick's Sporting Goods Inc.(1)(2)                         19,364
--------------------------------------------------------------------------------
   5,944,000    Home Depot, Inc.(1)                                     209,169
--------------------------------------------------------------------------------
   4,225,000    Lowe's Companies, Inc.(1)                               219,953
--------------------------------------------------------------------------------
   1,950,000    Michaels Stores, Inc.                                    97,559
--------------------------------------------------------------------------------
   4,081,000    Petsmart Inc.                                           113,044
--------------------------------------------------------------------------------
     185,000    Tiffany & Co.                                             7,215
--------------------------------------------------------------------------------
   4,890,000    TJX Companies, Inc. (The)(1)                            120,147
--------------------------------------------------------------------------------
   1,525,000    Weight Watchers
                International Inc.(1)(2)                                 59,475
--------------------------------------------------------------------------------
                                                                      1,143,057
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
   2,296,000    Coach Inc.(2)                                            97,810
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
     471,000    Golden West Financial Corp.                              49,507
--------------------------------------------------------------------------------
TOBACCO -- 0.8%
--------------------------------------------------------------------------------
   3,439,000    Altria Group Inc.                                       190,452
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 1.1%
--------------------------------------------------------------------------------
   7,183,000    Nextel Communications, Inc.(2)                          171,386
--------------------------------------------------------------------------------
   2,472,000    NII Holdings Inc. Cl B(1)(2)                             86,520
--------------------------------------------------------------------------------
                                                                        257,906
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $16,846,173)                                                   23,226,832
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.9%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 0.90%, dated 4/30/04, due 5/3/04
(Delivery value $96,607)                                                 96,600
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a  joint trading account at 0.90%, dated 4/30/04,
due 5/3/04 (Delivery value $110,708)                                    110,700
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $207,300)                                                         207,300
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $17,053,473)                                                  $23,434,132
================================================================================

See Notes to Financial Statements.                                  (continued)

------
7

Ultra - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%, dated 4/30/04,
due 5/3/04 (Delivery value $5,540)                                     $  5,540
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
    $ 50,000    Bayerische Landesbank Girozentrale,
                VRN, 1.09%, 5/3/04, resets daily off
                the Federal Funds rate plus 0.06%
                with no caps                                             49,974
--------------------------------------------------------------------------------
      50,000    Bayerische Landesbank Girozentrale,
                VRN, 1.11%, 5/3/04, resets daily off
                the Federal Funds rate plus 0.08%
                with no caps                                             49,984
--------------------------------------------------------------------------------
      20,000    Bayerische Landesbank Girozentrale,
                VRN, 1.23%, 5/3/04, resets daily off
                the Federal Funds rate plus 0.20%
                with no caps                                             20,003
--------------------------------------------------------------------------------
      79,000    Blue Herron Funding VII Ltd.,
                Series 2003-7A, Class A2, VRN,
                1.19%, 5/3/04, resets quarterly
                off the Federal Funds rate plus
                0.17% with no caps (Acquired
                4/30/04, Cost $79,000)(5)                                79,000
--------------------------------------------------------------------------------
      25,000    FHLMC, 5.00%, 5/15/04                                    25,468
--------------------------------------------------------------------------------
      36,203    FNMA, 5.625%, 5/14/04                                    37,000
--------------------------------------------------------------------------------
      40,000    Ford Credit Floorplan Master Owner
                Trust, Series 2001-1, Class A, VRN,
                1.19%, 5/17/04, resets monthly off
                the 1-month LIBOR plus 0.09%
                with no caps                                             40,007
--------------------------------------------------------------------------------
       1,500    HBOS Treasury Services plc,
                1.10%, 8/31/04                                            1,500
--------------------------------------------------------------------------------
      50,000    ING USA Annuity and Life Insurance,
                1.22%, 5/20/04                                           50,000
--------------------------------------------------------------------------------
      25,000    Metropolitan Life Insurance Co.,
                VRN, 1.17%, 5/3/04                                       25,000
--------------------------------------------------------------------------------
     100,000    Morgan Stanley, VRN,
                1.24%, 5/3/04                                           100,000
--------------------------------------------------------------------------------
      75,000    National City Bank of Indiana, VRN,
                1.06%, 5/3/04, resets daily off
                the Prime rate minus 2.94%
                with no caps                                             74,968
--------------------------------------------------------------------------------
      70,000    RACERS(sm),  Series 2000-7,
                Class A3, VRN, 1.30%, 5/17/04,
                resets monthly off the 1-month
                LIBOR plus 0.20% with no caps
                (Acquired 4/15/04, Cost $70,000)(5)                      70,000
--------------------------------------------------------------------------------
       5,000    Security Benefit Life Insurance
                Co., VRN, 1.26%, 5/7/04                                   5,000
--------------------------------------------------------------------------------
      25,000    Societe Generale, VRN, 1.10%,
                5/3/04, resets daily off the
                Federal Funds rate plus 0.07%
                with no caps                                             24,989
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
    $125,000   SPARCS 2003-3, VRN, 1.42%,
               5/24/04, resets quarterly off the
               3-month LIBOR plus 0.30%
               with no caps (Acquired 2/23/04,
               Cost $125,000)(5)                                       $125,000
--------------------------------------------------------------------------------
      16,000   Wachovia Bank N.A. Bank Note,
               VRN, 1.22%, 5/3/04, resets daily off
               the Federal Funds rate plus 0.19%
               with no caps                                              16,000
--------------------------------------------------------------------------------
       4,000   Wachovia Corporation,
               6.70%, 6/21/04                                             4,122
--------------------------------------------------------------------------------
                                                                        798,015
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $803,555)                                                        $803,555
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

RACERS = Restructured Asset Certificates Enhanced Returns

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SPARCS = Structured Product Asset Return Certificates

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective April 30, 2004.

(1) Security, or a portion thereof, was on loan as of April 30, 2004.

(2) Non-income producing.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See
    Note 5 in Notes to Financial Statements for a summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2004.)

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See
    Note 6 in Notes to Financial Statements.)

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified
    institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at April 30, 2004, was $274,000 which represented
    1.2% of net assets.

See Notes to Financial Statements.

------
8

Vista - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                 --------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE     INCEPTION
                        1 YEAR    5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          43.43%    11.93%      9.83%      10.72%      11/25/83
--------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX            36.14%     0.80%      9.98%       N/A(1)        --
--------------------------------------------------------------------------------
Institutional Class     43.56%    12.11%        --        5.54%      11/14/96
--------------------------------------------------------------------------------
Advisor Class           43.18%    11.68%        --        4.04%       10/2/96
--------------------------------------------------------------------------------
C Class                 42.15%      --          --        2.56%       7/18/01
--------------------------------------------------------------------------------

(1) Benchmark began 12/31/85.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------------------
                  1995     1996      1997     1998      1999     2000     2001      2002      2003      2004
--------------------------------------------------------------------------------------------------------------
Investor Class   21.46%   47.42%   -23.56%   26.13%   -15.78%  125.22%   -22.00%   -15.93%   -17.07%   43.43%
--------------------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index     13.10%   33.79%     3.92%   40.84%    12.33%   53.02%   -29.47%   -15.01%   -16.67%   36.14%
--------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
9

Vista - Portfolio Commentary

[photograph of Glenn Fogle and David M. Hollond]

A PORTFOLIO COMMENTARY FROM GLENN FOGLE AND DAVID M. HOLLOND, PORTFOLIO MANAGERS
ON THE VISTA INVESTMENT TEAM.

Vista gained 11.19%* during the six months ended April 30, 2004, far surpassing its benchmark, the Russell Midcap Growth Index, which rose 5.74%.

Vista's performance was particularly noteworthy given that the growth style of investing lagged its value counterpart: Looking at the Russell indices, smaller capitalization stocks outperformed larger issues, and value stocks beat growth offerings in all capitalization ranges. Small cap value performed best, yet
Vista outperformed the 9.09% return of the small-cap value proxy, the Russell
2000 Value Index. Vista's longer term performance is equally impressive.

Vista's advance during the six months covered by this report was achieved as the market fought a number of headwinds. The stock market began the period with the wind at its back as the upswing in economic growth, corporate profits and stock returns in late 2003 carried into January. However, the rally lost its luster when investors questioned the sustainability of the economic expansion given weak job growth, rising oil prices and the prospect of higher interest rates.
Terrorism fears also resurfaced with the commuter-train bombings in Madrid and continued violence in Iraq.

In this environment, Vista's health care stake was the primary boost to performance. The biggest gains came from health care providers, including Aetna.
Moderate medical costs, solid enrollments, and expense management led to earnings and revenues growth for this managed care company.

Investments in the pharmaceutical industry also performed well, and MGI Pharma was a standout. The company boosted its first-quarter and full year sales estimates for Aloxi, a drug used to prevent nausea caused by chemotherapy.

Similarly, biopharmaceutical company QLT surged when the government expanded coverage of QLT's Visudyne drug treatment for age-related macular degeneration
(AMD). Previously, about 15%-25% of AMD patients insured by Medicare were reimbursed for Visudyne. The decision boosted reimbursements to 50%-60% of AMD patients.

TOP TEN HOLDINGS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Boston Scientific Corp.                   3.7%                  3.9%
--------------------------------------------------------------------------------
W Holding Company, Inc.                   3.3%                  3.7%
--------------------------------------------------------------------------------
NII Holdings Inc. Cl B                    3.3%                  1.8%
--------------------------------------------------------------------------------
QLT Inc.                                  3.3%                  2.0%
--------------------------------------------------------------------------------
NIKE, Inc. Cl B                           3.0%                  1.0%
--------------------------------------------------------------------------------
Aetna Inc.                                3.0%                  3.5%
--------------------------------------------------------------------------------
Corinthian Colleges, Inc.                 2.9%                  1.0%
--------------------------------------------------------------------------------
Anthem, Inc.                              2.9%                  1.9%
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                  2.7%                   --
--------------------------------------------------------------------------------
National
Semiconductor Corp.                       2.6%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
10

Vista - Portfolio Commentary

Vista's investments in companies that make and sell discretionary consumer products advanced. Top contributors included athletic shoe manufacturers that reported strong sales. However, not all results were positive in this sector.
Looking at media companies, satellite television provider Echostar detracted from performance as the firm faced competitive pressure and rising costs to acquire new viewers.

Vista earned mixed results from its technology stake, although the portfolio's position declined less than the benchmark's position in this sector. On the negative side, flash memory card maker SanDisk was the portfolio's top detractor. Strong earnings and revenue growth couldn't overcome concern about shrinking profit margins. In a similar vein, OmniVision Technologies, which manufactures chips used in digital cameras and other electronic imaging products, came under pressure when investors worried that increasing competition could depress prices and hamper margins.

On the positive side, Research in Motion was the portfolio's top contributor.
The company's profits climbed as revenue more than doubled in the fourth quarter amid broadening popularity of its BlackBerry(reg.tm) wireless e-mail device.

Vista's investment in New York Community Bank fell when the banking company narrowly missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities as the culprit.

Looking ahead, we are encouraged by the resilience demonstrated by the economy and the stock market during the past six months. While it is impossible to be certain that the progress can be sustained, we believe there will be opportunities for companies to grow their profits at accelerating rates. Our focus will be on owning these improving businesses in order to achieve solid performance in the long run.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Providers
& Services                                9.4%                  9.5%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                8.1%                  3.6%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                8.0%                  6.8%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.9%                  2.0%
--------------------------------------------------------------------------------
Biotechnology                             6.2%                  2.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            97.0%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.0%                  3.7%
--------------------------------------------------------------------------------

------
11

Vista - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.4%
--------------------------------------------------------------------------------
    206,043    Rockwell Collins                                      $    6,645
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.6%
--------------------------------------------------------------------------------
    435,000    CNF Inc.                                                  15,904
--------------------------------------------------------------------------------
    210,000    Ryder System, Inc.                                         7,726
--------------------------------------------------------------------------------
                                                                         23,630
--------------------------------------------------------------------------------
BEVERAGES -- 0.5%
--------------------------------------------------------------------------------
    290,000    Coca-Cola Enterprises                                      7,830
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 6.2%
--------------------------------------------------------------------------------
    475,000    Alkermes Inc.(1)                                           7,282
--------------------------------------------------------------------------------
    295,000    ImClone Systems Inc.(1)                                   19,729
--------------------------------------------------------------------------------
    745,000    Ligand Pharmaceuticals Inc.(1)                            15,951
--------------------------------------------------------------------------------
  1,860,000    QLT Inc.(1)                                               50,164
--------------------------------------------------------------------------------
                                                                         93,126
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
     84,938    Investors Financial
               Services Corporation                                       3,302
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
    140,000    East West BanCorp, Inc.                                    7,886
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES -- 8.1%
--------------------------------------------------------------------------------
    225,000    Apollo Group Inc. Cl A(1)                                 20,448
--------------------------------------------------------------------------------
    445,000    Career Education Corp.(1)                                 28,480
--------------------------------------------------------------------------------
    735,000    Copart Inc.(1)                                            13,936
--------------------------------------------------------------------------------
  1,420,000    Corinthian Colleges, Inc.(1)                              43,479
--------------------------------------------------------------------------------
    130,000    Strayer Education Inc.                                    16,246
--------------------------------------------------------------------------------
                                                                        122,589
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
    430,000    Andrew Corporation(1)                                      7,289
--------------------------------------------------------------------------------
    385,000    Research In Motion Ltd.(1)                                33,402
--------------------------------------------------------------------------------
                                                                         40,691
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 2.4%
--------------------------------------------------------------------------------
  1,155,000    Amphenol Corp. Cl A(1)                                    36,510
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.5%
--------------------------------------------------------------------------------
    255,000    BJ Services Co.(1)                                        11,348
--------------------------------------------------------------------------------
    210,000    Smith International, Inc.(1)                              11,497
--------------------------------------------------------------------------------
                                                                         22,845
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.7%
--------------------------------------------------------------------------------
    505,000    Whole Foods Market, Inc.                                  40,395
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    295,000    Smithfield Foods Inc.(1)                                   7,847
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  & SUPPLIES -- 8.0%
--------------------------------------------------------------------------------
    245,000    American Medical
               Systems Holdings, Inc.(1)                             $    6,360
--------------------------------------------------------------------------------
    560,000    Apogent Technologies Inc.(1)                              18,155
--------------------------------------------------------------------------------
  1,365,000    Boston Scientific Corp.(1)                                56,224
--------------------------------------------------------------------------------
    220,000    Fisher Scientific International(1)                        12,881
--------------------------------------------------------------------------------
    200,000    Inamed Corp.(1)                                           11,768
--------------------------------------------------------------------------------
    500,000    Mentor Corp.                                              15,850
--------------------------------------------------------------------------------
                                                                        121,238
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 9.4%
--------------------------------------------------------------------------------
    545,000    Aetna Inc.                                                45,099
--------------------------------------------------------------------------------
    490,000    Anthem, Inc.(1)                                           43,404
--------------------------------------------------------------------------------
    560,000    Coventry Health Care Inc.(1)                              23,430
--------------------------------------------------------------------------------
    400,000    DaVita Inc.(1)                                            20,440
--------------------------------------------------------------------------------
    270,000    PacifiCare Health Systems, Inc.(1)                         9,655
--------------------------------------------------------------------------------
                                                                        142,028
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.6%
--------------------------------------------------------------------------------
    580,000    Mandalay Resort Group                                     33,321
--------------------------------------------------------------------------------
    365,000    Royal Caribbean Cruises Ltd.                              14,793
--------------------------------------------------------------------------------
    225,000    Ruby Tuesday Inc.(1)                                       6,732
--------------------------------------------------------------------------------
    340,000    Station Casinos Inc.                                      15,327
--------------------------------------------------------------------------------
    515,000    WMS Industries Inc.(1)                                    14,544
--------------------------------------------------------------------------------
                                                                         84,717
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
    100,000    Fortune Brands, Inc.                                       7,625
--------------------------------------------------------------------------------
    255,000    Helen of Troy Ltd.(1)                                      8,479
--------------------------------------------------------------------------------
    195,000    Jarden Corp.(1)                                            7,254
--------------------------------------------------------------------------------
    185,000    Stanley Works (The)                                        7,864
--------------------------------------------------------------------------------
                                                                         31,222
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    280,000    Rayovac Corporation(1)                                     7,462
--------------------------------------------------------------------------------
MACHINERY -- 2.3%
--------------------------------------------------------------------------------
    340,000    Deere & Co.                                               23,134
--------------------------------------------------------------------------------
    140,000    Illinois Tool Works Inc.                                  12,069
--------------------------------------------------------------------------------
                                                                         35,203
--------------------------------------------------------------------------------
MEDIA(2)
--------------------------------------------------------------------------------
           --  KDG Investments Limited
               Partnership (Acquired
               7/7/00-5/15/01, Cost $20,000)(1)(3)(4)                       557
--------------------------------------------------------------------------------
OIL & GAS -- 2.9%
--------------------------------------------------------------------------------
    125,000    Murphy Oil Corp.                                           8,563
--------------------------------------------------------------------------------
    360,000    Western Gas Resources Inc.                                19,602
--------------------------------------------------------------------------------
    590,000    XTO Energy Inc.                                           15,753
--------------------------------------------------------------------------------
                                                                         43,918
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Vista - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 3.7%
--------------------------------------------------------------------------------
     90,000    Avon Products, Inc.                                   $    7,560
--------------------------------------------------------------------------------
    690,000    Estee Lauder Companies, Inc. Cl A                         31,540
--------------------------------------------------------------------------------
    215,000    NBTY, Inc.(1)                                              7,989
--------------------------------------------------------------------------------
    355,000    Nu Skin Enterprises Inc., Cl A                             8,403
--------------------------------------------------------------------------------
                                                                         55,492
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.9%
--------------------------------------------------------------------------------
  1,305,000    Elan Corp. plc ADR(1)                                     28,188
--------------------------------------------------------------------------------
    157,369    Eon Labs Inc.(1)                                          10,347
--------------------------------------------------------------------------------
     42,415    IVAX Corp.(1)                                                903
--------------------------------------------------------------------------------
    560,000    Medicis Pharmaceutical Corp. Cl A                         24,035
--------------------------------------------------------------------------------
    630,000    MGI Pharma Inc.(1)                                        38,948
--------------------------------------------------------------------------------
     54,974    Salix Pharmaceuticals Ltd.(1)                              1,700
--------------------------------------------------------------------------------
                                                                        104,121
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.8%
--------------------------------------------------------------------------------
    340,000    Yellow Roadway Corp.(1)                                   11,577
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.6%
--------------------------------------------------------------------------------
     95,000    International Rectifier Corp.(1)                           3,766
--------------------------------------------------------------------------------
    965,000    National Semiconductor Corp.(1)                           39,362
--------------------------------------------------------------------------------
    490,000    OmniVision Technologies, Inc.(1)                          10,928
--------------------------------------------------------------------------------
                                                                         54,056
--------------------------------------------------------------------------------
SOFTWARE -- 5.3%
--------------------------------------------------------------------------------
    240,000    Activision, Inc.(1)                                        3,614
--------------------------------------------------------------------------------
    825,000    Check Point Software
               Technologies(1)                                           19,330
--------------------------------------------------------------------------------
    295,000    Hyperion Solutions Corp.(1)                               11,322
--------------------------------------------------------------------------------
  2,460,000    Networks Associates Inc.(1)                               38,573
--------------------------------------------------------------------------------
    165,000    Symantec Corp.(1)                                          7,433
--------------------------------------------------------------------------------
                                                                         80,272
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.0%
--------------------------------------------------------------------------------
    190,000    AnnTaylor Stores Corp.(1)                                  7,701
--------------------------------------------------------------------------------
    185,000    Chico's FAS, Inc.(1)                                       7,535
--------------------------------------------------------------------------------
     70,000    O'Reilly Automotive, Inc.(1)                               3,142
--------------------------------------------------------------------------------
    695,000    Pep Boys-Manny,
               Moe & Jack (The)                                          19,092
--------------------------------------------------------------------------------
    170,000    Urban Outfitters Inc.(1)                                   7,849
--------------------------------------------------------------------------------
                                                                         45,319
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS -- 5.5%
--------------------------------------------------------------------------------
    360,000    Coach Inc.(1)                                         $   15,336
--------------------------------------------------------------------------------
    630,000    NIKE, Inc. Cl B                                           45,329
--------------------------------------------------------------------------------
    100,000    Puma AG Rudolf
               Dassler Sport ORD                                         22,996
--------------------------------------------------------------------------------
                                                                         83,661
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.8%
--------------------------------------------------------------------------------
    865,000    New York Community
               Bancorp Inc.                                              21,686
--------------------------------------------------------------------------------
  2,960,000    W Holding Company, Inc.                                   50,438
--------------------------------------------------------------------------------
                                                                         72,124
--------------------------------------------------------------------------------
TRADING COMPANIES
& DISTRIBUTORS -- 2.0%
--------------------------------------------------------------------------------
    290,000    Fastenal Company                                          15,912
--------------------------------------------------------------------------------
    510,000    MSC Industrial Direct Co.                                 14,617
--------------------------------------------------------------------------------
                                                                         30,529
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 3.3%
--------------------------------------------------------------------------------
  1,440,000    NII Holdings Inc. Cl B(1)                                 50,400
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,211,037)                                                     1,467,192
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 0.90%, dated 4/30/04,
due 5/3/04 (Delivery value $45,103)
(Cost $45,100)                                                           45,100
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,256,137)                                                    $1,512,292
================================================================================

See Notes to Financial Statements.                                  (continued)

------
13

Vista - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                    ($ IN THOUSANDS)
 Contracts to Sell        Settlement Date         Value       Unrealized Loss
--------------------------------------------------------------------------------
   7,151,398 EURO             5/28/04           $ 8,564           $(107)
--------------------------------------------------------------------------------
   9,492,065 EURO             5/28/04            11,367            (146)
--------------------------------------------------------------------------------
  14,524,004 EURO             5/28/04            17,394            (217)
--------------------------------------------------------------------------------
                                                $37,325           $(470)
                                         =======================================
(Value on Settlement Date $36,855)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) Category is less than 0.05% of investment securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2004, was $557, which represented 0.04% of net assets.

(4) Indicates a fair valued security which has not been valued utilizing an independent quote but has been valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities at
    April 30, 2004, was $557, which represented 0.04% of net assets.

See Notes to Financial Statements.

-----
14

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)           ULTRA        VISTA
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $16,139,221 and
$1,256,137, respectively) -- including
$493,082 and $- of securities loaned,
respectively                                       $22,344,171      $1,512,292
------------------------------------------
Investment securities -- affiliated,
at value (cost of $914,252 and $-,
respectively) -- including $271,898 and
$- of securities loaned, respectively                1,089,961              --
------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $803,555 and $-, respectively)                803,555              --
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $17,857,028 and $1,256,137,
respectively)                                       24,237,687       1,512,292
------------------------------------------
Cash collateral received on
securities loaned                                          671              --
------------------------------------------
Cash                                                        --          25,519
------------------------------------------
Receivable for investments sold                             --          52,606
------------------------------------------
Receivable for capital shares sold                         723             390
------------------------------------------
Dividends and interest receivable                       11,224             513
--------------------------------------------------------------------------------
                                                    24,250,305       1,591,320
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                                   804,226              --
------------------------------------------
Disbursements in excess of
demand deposit cash                                     10,477              --
------------------------------------------
Payable for investments purchased                       10,097          52,358
------------------------------------------
Payable for forward foreign
currency exchange contracts                                 --             470
------------------------------------------
Accrued management fees                                 19,301           1,267
------------------------------------------
Distribution fees payable                                  157               6
------------------------------------------
Service fees payable                                       155               5
--------------------------------------------------------------------------------
                                                       844,413          54,106
--------------------------------------------------------------------------------

NET ASSETS                                         $23,405,892      $1,537,214
================================================================================

See Notes to Financial Statements.
(continued)

------
15

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)        ULTRA            VISTA

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)            $20,002,552      $1,559,299
------------------------------------------
Accumulated net investment loss                        (27,266)         (4,215)
------------------------------------------
Accumulated net realized loss on
investment and foreign currency
transactions                                        (2,950,053)       (273,955)
------------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                6,380,659         256,085
--------------------------------------------------------------------------------
                                                   $23,405,892      $1,537,214
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                     $21,620,548,929  $1,442,643,787
------------------------------------------
Shares outstanding                                 794,446,915     108,390,566
------------------------------------------
Net asset value per share                               $27.21          $13.31
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                      $1,050,282,799     $43,198,463
------------------------------------------
Shares outstanding                                  38,245,070       3,205,776
------------------------------------------
Net asset value per share                               $27.46          $13.48
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                        $727,556,859     $50,073,268
------------------------------------------
Shares outstanding                                  27,016,431       3,815,587
------------------------------------------
Net asset value per share                               $26.93          $13.12
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                          $4,174,215      $1,298,981
------------------------------------------
Shares outstanding                                     156,823         100,310
------------------------------------------
Net asset value per share                               $26.62          $12.95
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                          $3,328,699             N/A
------------------------------------------
Shares outstanding                                     122,735             N/A
------------------------------------------
Net asset value per share                               $27.12             N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                      ULTRA        VISTA

INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------
Dividends (including $1,094 from
affiliates in Ultra and net of
foreign taxes withheld of $219 and $24,
respectively)                                          $    85,298     $  2,821
------------------------------------------
Interest                                                     1,281          153
------------------------------------------
Securities lending                                           2,244           --
--------------------------------------------------------------------------------
                                                            88,823        2,974
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                                            114,122        6,954
------------------------------------------
Distribution fees:
------------------------------------------
  Advisor Class                                                865           25
------------------------------------------
  C Class                                                       16            3
------------------------------------------
Service fees:
------------------------------------------
  Advisor Class                                                865           25
------------------------------------------
  C Class                                                        5            1
------------------------------------------
Service and distribution fees -- R Class                         1           --
------------------------------------------
Directors' fees and expenses                                   148            8
------------------------------------------
Other expenses                                                  67            9
--------------------------------------------------------------------------------
                                                           116,089        7,025
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                        (27,266)      (4,051)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment and
foreign currency transactions (including
$(24,905) from affiliates in Ultra)                        838,813      127,914
------------------------------------------
Change in net unrealized appreciation on
investments and translation of assets and
liabilities in foreign currencies                          243,663       15,871
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         1,082,476      143,785
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $1,055,210     $139,734
================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                             ULTRA                             VISTA
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                      2004              2003            2004            2003
OPERATIONS
Net investment loss                   $   (27,266)     $   (16,642)      $   (4,051)      $   (6,036)
------------------------------------
Net realized gain (loss)                  838,813         (143,036)         127,914          101,437
------------------------------------
Change in net
unrealized appreciation                   243,663        3,892,939           15,871          193,426
-------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               1,055,210        3,733,261          139,734          288,827
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
------------------------------------
  Investor Class                               --          (53,614)              --               --
------------------------------------
  Institutional Class                          --           (2,704)              --               --
------------------------------------
  Advisor Class                                --             (160)              --               --
-------------------------------------------------------------------------------------------------------
Decrease in net
assets from distributions                      --          (56,478)              --               --
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in
net assets from capital
share transactions                       (458,488)        (432,605)         105,570          (11,897)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                596,722        3,244,178          245,304          276,930
NET ASSETS
Beginning of period                    22,809,170       19,564,992        1,291,910        1,014,980
-------------------------------------------------------------------------------------------------------
End of period                         $23,405,892      $22,809,170       $1,537,214       $1,291,910
=======================================================================================================

Accumulated net investment loss          $(27,266)              --          $(4,215)           $(164)
=======================================================================================================

See Notes to Financial Statements.

------
18

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ultra Fund (Ultra) and Vista Fund
(Vista) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. Ultra generally invests in equity securities of large companies, but may invest in companies of any size. Vista generally invests in companies that are medium-sized and smaller, but may invest in companies of any size. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ultra is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Vista is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class for Ultra commenced on
August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Ultra may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Ultra continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
19

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
20

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each fund's average daily closing net assets during the previous month.

The annual management fee for Vista is 1.00%, 0.80%, 0.75%, and 1.00% for the
Investor Class, Institutional Class, Advisor Class and C Class, respectively.

The annual management fee schedule for each class of Ultra is as follows:

                             INVESTOR, C AND R    INSTITUTIONAL      ADVISOR
                                  CLASSES             CLASS           CLASS
-------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
-------------------------------------------------------------------------------
First $20 billion                 1.000%             0.800%          0.750%
-------------------------------------------------------------------------------
More than $20 billion
to $30 billion                    0.950%             0.750%          0.700%
-------------------------------------------------------------------------------
More than $30 billion
to $40 billion                    0.925%             0.725%          0.675%
-------------------------------------------------------------------------------
Over $40 billion                  0.900%             0.700%          0.650%
-------------------------------------------------------------------------------

For the six months ended April 30, 2004, the effective annual management fee for
Ultra was 1.00%, 0.80%, 0.75%, 1.00% and 1.00% for the Investor Class,
Institutional Class, Advisor Class, C Class and R Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                           ADVISOR                  C
--------------------------------------------------------------------------------
Distribution Fee                            0.25%                 0.75%
--------------------------------------------------------------------------------
Service Fee                                 0.25%                 0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended April 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). Ultra has a securities lending agreement with JPMCB. JPMCB is a wholly owned subsidiary of JPM.

(continued)

------
21

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2004, were as follows:

                                          ULTRA                  VISTA
--------------------------------------------------------------------------------

Purchases                              $4,660,773             $1,662,021
--------------------------------------------------------------------------------

Proceeds from sales                    $5,062,726             $1,594,161
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

                                                       ULTRA                         VISTA
-----------------------------------------------------------------------------------------------------
                                               SHARES         AMOUNT        SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                           3,500,000                      800,000
=====================================================================================================
Sold                                           40,744      $ 1,100,238      14,936        $ 198,796
------------------------------------------
Redeemed                                      (66,826)      (1,810,771)    (10,124)        (130,609)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                       (26,082)     $  (710,533)      4,812       $   68,187
=====================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                           3,500,000                      800,000
=====================================================================================================
Sold                                           92,700      $ 2,113,606      22,570        $ 230,280
------------------------------------------
Issued in reinvestment of distributions         2,406           51,578          --               --
------------------------------------------
Redeemed                                     (127,225)      (2,895,165)    (23,437)        (231,251)
-----------------------------------------------------------------------------------------------------
Net decrease                                  (32,119)     $  (729,981)       (867)      $     (971)
=====================================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                             200,000                       80,000
=====================================================================================================
Sold                                           10,386         $287,331         749          $ 9,906
------------------------------------------
Redeemed                                       (3,504)         (95,974)       (364)          (4,725)
-----------------------------------------------------------------------------------------------------
Net increase                                    6,882         $191,357         385          $ 5,181
=====================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                             200,000                       80,000
=====================================================================================================
Sold                                           11,823        $ 269,361       1,717        $  17,138
------------------------------------------
Issued in reinvestment of distributions           125            2,698          --               --
------------------------------------------
Redeemed                                       (5,854)        (133,646)     (2,937)         (30,319)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                         6,094        $ 138,413      (1,220)        $(13,181)
=====================================================================================================

(continued)

------
22

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       ULTRA                          VISTA
-----------------------------------------------------------------------------------------------------
                                             SHARES          AMOUNT           SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                           300,000                           210,000
=====================================================================================================
Sold                                          6,136        $ 164,856            2,614       $34,299
-----------------------------------------
Redeemed                                     (4,078)        (109,291)            (241)       (3,023)
-----------------------------------------------------------------------------------------------------
Net increase                                  2,058       $   55,565            2,373       $31,276
=====================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                           300,000                           210,000
=====================================================================================================
Sold                                         12,734        $ 291,379              732       $ 7,054
-----------------------------------------
Issued in reinvestment of distributions           7              158               --            --
-----------------------------------------
Redeemed                                     (5,909)        (134,079)            (528)       (4,976)
-----------------------------------------------------------------------------------------------------
Net increase                                  6,832        $ 157,458              204       $ 2,078
=====================================================================================================
C CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                           100,000                           100,000
=====================================================================================================
Sold                                            120          $ 3,120               76          $982
-----------------------------------------
Redeemed                                        (50)          (1,371)              (4)          (56)
-----------------------------------------------------------------------------------------------------
Net increase                                     70          $ 1,749               72          $926
=====================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                           100,000                           100,000
=====================================================================================================
Sold                                             73           $1,704               17          $180
-----------------------------------------
Redeemed                                         (9)            (201)              (1)           (3)
-----------------------------------------------------------------------------------------------------
Net increase                                     64           $1,503               16          $177
=====================================================================================================
R CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                            50,000                               N/A
=====================================================================================================
Sold                                            131           $3,583
-----------------------------------------
Redeemed                                         (8)            (209)
-----------------------------------------------------------------------------------------------------
Net increase                                    123           $3,374
=====================================================================================================
PERIOD ENDED OCTOBER 31, 2003(1)
SHARES AUTHORIZED                            50,000                               N/A
=====================================================================================================
Sold                                             --               $2
=====================================================================================================

(1) August 29, 2003 (commencement of sale) through October 31, 2003 for Ultra.

(continued)

------
23

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2004 follows:

                      SHARE BALANCE  PURCHASE     SALES     REALIZED    DIVIDEND              4/30/04
FUND/COMPANY             10/31/03      COST        COST    GAIN (LOSS)   INCOME   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
ULTRA
--------------------------------------------------------------------------------------------------------------
Affymetrix Inc.(1)       2,388,000    $ 38,680   $  9,981   $    288     $   --     3,549,000     $  108,457
-----------------------
Applebee's
International Inc.       2,639,623          --         --         --        185     2,639,623        102,365
-----------------------
Checkfree Corp.(1)       5,736,600      11,128         --         --         --     6,114,000        183,665
-----------------------
Cheesecake
Factory Inc.(1)          3,040,000          --     10,777      1,153         --     2,754,000        116,632
-----------------------
Chico's FAS,
Inc.(1)(2)               4,871,000          --     37,815     20,627         --     3,130,000        127,485
-----------------------
China Yuchai
International
Limited(1)                 892,000      37,216         --         --         --     2,178,000         35,893
-----------------------
Corinthian
Colleges, Inc.(1)        2,396,000       5,359      6,109        527         --     4,767,000(3)     145,966
-----------------------
Digital River Inc.(1)      800,000      40,521         --         --         --     2,529,000         65,122
-----------------------
Krispy Kreme
Doughnuts, Inc.(1)       2,910,000      45,780     40,858     (5,716)        --     3,271,000        106,340
-----------------------
NAM TAI
Electronics Inc.(2)        836,000      33,862     64,311     (7,059)       909            --             --
-----------------------
Netflix Inc.(1)          1,266,000      16,486     14,491      4,806         --     2,637,000(3)      66,690
-----------------------
Panera Bread
Company Cl A(2)          1,435,000          --     62,538    (10,710)        --            --             --
-----------------------
PF Chang's
China Bistro, Inc.(1)    1,712,000          --         --         --         --     1,712,000         83,648
-----------------------
Sina Corp.(1)            2,727,000      48,548     53,042     (7,778)        --     2,638,000         75,183
-----------------------
TiVo Inc.(2)             5,833,400          --     63,243    (21,043)        --            --             --
--------------------------------------------------------------------------------------------------------------
                                      $277,580   $363,165   $(24,905)    $1,094                   $1,217,446
===============================================================================================================

(1) Non-income producing.

(2) Issuer was not an affiliate at April 30, 2004.

(3) Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

6. SECURITIES LENDING

As of April 30, 2004, securities in Ultra valued at $764,980 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received for Ultra, at this date, was $804,226. Ultra's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Ultra may be delayed or limited.

(continued)

------
24

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2004.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                                                         ULTRA          VISTA
--------------------------------------------------------------------------------
Federal tax cost of investments                       $18,033,725    $1,259,757
================================================================================
Gross tax appreciation of investments                  $6,455,742      $294,485
-----------------------------------------------
Gross tax depreciation of investments                    (251,780)      (41,950)
--------------------------------------------------------------------------------
Net tax appreciation of investments                    $6,203,962      $252,535
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryover amounts as of October 31, 2003:

                                                         ULTRA         VISTA
--------------------------------------------------------------------------------
Accumulated capital losses                           $(3,612,168)   $(398,250)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Ultra and Vista expire in
2009 through 2011, and 2009 through 2010, respectively.

------
25

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                             2004(1)      2003        2002       2001      2000        1999
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                          $26.01      $21.83     $25.09     $41.45     $38.97      $31.06
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)(2)             (0.03)      (0.02)      0.06      (0.06)     (0.28)      (0.14)
---------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                       1.23        4.26      (3.32)    (11.89)      4.14       11.17
--------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                                   1.20        4.24      (3.26)    (11.95)      3.86       11.03
--------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income                     --       (0.06)        --         --         --          --
---------------------------------------
  From Net Realized Gains                        --          --         --      (4.41)     (1.38)      (3.12)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                            --       (0.06)        --      (4.41)     (1.38)      (3.12)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                                $27.21      $26.01     $21.83     $25.09     $41.45      $38.97
==============================================================================================================
  TOTAL RETURN(3)                             4.61%      19.50%   (12.99)%   (31.44)%      9.81%      37.94%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                       1.00%(4)      1.00%      0.99%      0.98%      0.99%       1.00%
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                     (0.24)%(4)    (0.09)%      0.24%    (0.18)%    (0.64)%     (0.39)%
---------------------------------------
Portfolio Turnover Rate                         20%         82%        92%        86%        62%         42%
---------------------------------------
Net Assets, End of Period (in millions)     $21,621     $21,341    $18,616    $24,560    $38,461     $35,752
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                             2004(1)       2003        2002       2001       2000       1999

PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $26.22        $22.02      $25.24     $41.65     $39.13     $31.12
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)               --(3)       0.02        0.11       0.01      (0.20)     (0.09)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      1.24          4.29       (3.33)    (11.94)      4.10      11.22
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.24          4.31       (3.22)    (11.93)      3.90      11.13
--------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                    --         (0.11)         --         --         --         --
----------------------------------------
  From Net Realized Gains                       --            --          --      (4.48)     (1.38)     (3.12)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                           --         (0.11)         --      (4.48)     (1.38)     (3.12)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $27.46        $26.22      $22.02     $25.24     $41.65     $39.13
==============================================================================================================
  TOTAL RETURN(4)                             4.73%       19.66%    (12.76)%   (31.25)%      9.87%     38.21%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         0.80%(5)     0.80%       0.79%      0.78%      0.79%      0.80%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.04)%(5)     0.11%       0.44%      0.02%    (0.44)%    (0.19)%
----------------------------------------
Portfolio Turnover Rate                           20%        82%         92%        86%        62%        42%
----------------------------------------
Net Assets, End of Period (in thousands)   $1,050,283   $822,333    $556,316   $593,436   $763,304   $186,025
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
27

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                          2004(1)      2003         2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $25.77      $21.62       $24.92      $41.23      $38.80     $31.00
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Loss(2)                   (0.06)      (0.08)          --(3)    (0.13)      (0.40)     (0.23)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.22        4.24        (3.30)     (11.87)       4.21      11.15
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.16        4.16        (3.30)     (12.00)       3.81      10.92
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  --       (0.01)          --          --          --         --
------------------------------------
  From Net Realized Gains                     --          --           --       (4.31)      (1.38)     (3.12)
--------------------------------------------------------------------------------------------------------------
  Total Distributions                         --       (0.01)          --       (4.31)      (1.38)     (3.12)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $26.93      $25.77       $21.62      $24.92      $41.23     $38.80
================================================================================================================
  TOTAL RETURN(4)                          4.50%      19.24%     (13.24)%    (31.69)%       9.72%     37.63%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.25%(5)      1.25%        1.24%       1.23%       1.24%       1.25%
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.49)%(5)    (0.34)%      (0.01)%     (0.43)%     (0.89)%     (0.64)%
------------------------------------
Portfolio Turnover Rate                      20%         82%          92%         86%         62%         42%
------------------------------------
Net Assets, End of Period
(in thousands)                          $727,557    $643,144     $391,968    $437,024    $521,187    $247,814
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places.  If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
28

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                                            C CLASS
-------------------------------------------------------------------------------------------------------
                                                         2004(1)      2003        2002       2001(2)
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $25.57      $21.59      $25.09      $25.53
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(3)                                  (0.16)      (0.26)      (0.19)         --(4)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  1.21        4.24       (3.31)      (0.44)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         1.05        3.98       (3.50)      (0.44)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $26.62      $25.57      $21.59      $25.09
=======================================================================================================
  TOTAL RETURN(5)                                         4.11%      18.43%     (13.95)%     (1.72)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       2.00%(6)      2.00%       1.99%     1.99%(6)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets    (1.24)%(6)    (1.09)%     (0.76)%   (3.10)%(6)
----------------------------------------------------
Portfolio Turnover Rate                                     20%         82%         92%       86%(7)
----------------------------------------------------
Net Assets, End of Period (in thousands)                 $4,174      $2,232        $502         $95
-------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) October 29, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
29

Ultra - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2004(1)     2003(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period                       $25.99      $24.87
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Loss(3)                                    (0.02)      (0.04)
------------------------------------------------------
  Net Realized and Unrealized Gain                           1.15        1.16
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.13        1.12
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $27.12      $25.99
================================================================================
  TOTAL RETURN(4)                                           4.35%       4.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets(5)        1.50%       1.50%
------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets(5)     (0.74)%     (0.81)%
------------------------------------------------------
Portfolio Turnover Rate                                       20%       82%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                   $3,329          $3
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
30

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                        2004(1)       2003       2002        2001        2000         1999
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $11.97       $9.25      $10.62      $24.37      $15.41        $9.27
--------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
--------------------------------
  Net Investment Loss(2)                 (0.04)      (0.06)      (0.04)      (0.04)      (0.16)       (0.05)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.38        2.78       (1.33)      (7.38)      10.07         6.19
--------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                              1.34        2.72       (1.37)      (7.42)       9.91         6.14
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains                   --          --          --       (6.33)      (0.95)          --
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                           $13.31      $11.97       $9.25      $10.62      $24.37       $15.41
==============================================================================================================
  TOTAL RETURN(3)                       11.19%      29.41%    (12.90)%    (37.48)%      66.16%       66.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.00%(4)      1.00%       1.00%       1.00%       1.00%        1.00%
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (0.58)%(4)    (0.57)%     (0.34)%     (0.31)%     (0.65)%      (0.40)%
--------------------------------
Portfolio Turnover Rate                   115%        280%        293%        290%        135%         187%
--------------------------------
Net Assets, End of Period
(in millions)                           $1,443      $1,240        $966      $1,222      $2,345       $1,146
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
31

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                     2004(1)        2003        2002         2001         2000         1999
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $12.11        $9.34       $10.70       $24.50       $15.51        $9.32
--------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
--------------------------------
  Net Investment Loss(2)              (0.02)       (0.03)       (0.02)       (0.02)       (0.11)       (0.04)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)               1.39         2.80        (1.34)       (7.41)       10.09         6.23
--------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                           1.37         2.77        (1.36)       (7.43)        9.98         6.19
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains                --           --           --        (6.37)       (0.99)          --
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $13.48       $12.11        $9.34       $10.70       $24.50       $15.51
==============================================================================================================
  TOTAL RETURN(3)                    11.31%       29.66%     (12.71)%     (37.31)%       66.28%       66.42%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.80%(4)       0.80%        0.80%        0.80%        0.80%        0.80%
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets             (0.38)%(4)     (0.37)%      (0.14)%      (0.11)%      (0.45)%      (0.20)%
--------------------------------
Portfolio Turnover Rate                115%         280%         293%         290%         135%         187%
--------------------------------
Net Assets, End of Period
(in thousands)                      $43,198      $34,177      $37,743      $46,069      $56,022         $122
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
32

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                    2004(1)        2003        2002         2001         2000          1999
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $11.82        $9.15       $10.53       $24.24       $15.31         $9.23
--------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
--------------------------------
  Net Investment Loss(2)             (0.05)       (0.08)       (0.06)       (0.08)       (0.22)        (0.08)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)              1.35         2.75        (1.32)       (7.35)       10.05          6.16
--------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                          1.30         2.67        (1.38)       (7.43)        9.83          6.08
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains               --           --           --        (6.28)       (0.90)           --
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $13.12       $11.82        $9.15       $10.53       $24.24        $15.31
==============================================================================================================
  TOTAL RETURN(3)                   11.08%       29.18%     (13.11)%     (37.76)%       65.98%        65.87%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              1.25%(4)       1.25%        1.25%        1.25%        1.25%         1.25%
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets            (0.83)%(4)     (0.82)%      (0.59)%      (0.56)%      (0.90)%       (0.65)%
--------------------------------
Portfolio Turnover Rate               115%         280%         293%         290%         135%          187%
--------------------------------
Net Assets, End of Period
(in thousands)                     $50,073      $17,060      $11,333      $13,315      $22,077        $7,755
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
33

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                              C CLASS
--------------------------------------------------------------------------------------------------------------
                                                        2004(1)          2003         2002           2001(2)
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.71          $9.12        $10.59          $12.07
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(3)                                 (0.10)         (0.16)        (0.15)          (0.06)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 1.34           2.75         (1.32)          (1.42)
---------------------------------------------------
  Total From Investment Operations                        1.24           2.59         (1.47)          (1.48)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $12.95         $11.71         $9.12          $10.59
==============================================================================================================
  TOTAL RETURN(4)                                        10.59%         28.40%       (13.88)%        (12.26)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       2.00%(5)         2.00%          2.00%         2.00%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets    (1.58)%(5)       (1.57)%        (1.34)%       (1.77)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                    115%           280%           293%          290%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                 $1,299           $333           $110              $4
--------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) July 18, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
34

Share Class Information

Five classes of shares are authorized for sale by Ultra: Investor Class,
Institutional Class, Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Vista: Investor Class, Institutional Class, Advisor
Class, and C Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor,
C, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
35

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
36

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms.  Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

------
37

Notes

------
38

Notes

------
39

Notes

------
40

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0406
SH-SAN-38379S

American Century Investment Services, Inc.
(c)2004 American Century Services Corporation

[front cover]

APRIL 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Heritage Fund
Growth Fund

[american century logo and text logo]

Our Message to You.......................................................   1

HERITAGE

GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

           [photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Heritage and
Growth funds for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

    /signature/James E. Stowers, Jr.
    James E. Stowers, Jr.
    FOUNDER AND CHAIRMAN

    /signature/James E. Stowers III
    James E. Stowers III
    CO-CHAIRMAN OF THE BOARD

------
1

Heritage - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                           -----------------------------------
                                                 AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                       SINCE        INCEPTION
                                 1 YEAR    5 YEARS     10 YEARS      INCEPTION         DATE
-----------------------------------------------------------------------------------------------
INVESTOR CLASS                   20.31%     4.48%        8.31%        11.58%         11/10/87
-----------------------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX             35.45%     6.09%       12.58%        13.65%(1)         --
-----------------------------------------------------------------------------------------------
Institutional Class              20.37%     4.71%          --          5.24%          6/16/97
-----------------------------------------------------------------------------------------------
Advisor Class                    20.02%     4.20%          --          4.10%          7/11/97
-----------------------------------------------------------------------------------------------
C Class                          19.23%       --           --         -5.63%          6/26/01
-----------------------------------------------------------------------------------------------

(1) Since 10/31/87, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------
             1995    1996    1997    1998      1999    2000    2001     2002     2003      2004
--------------------------------------------------------------------------------------------------
Investor
Class       5.90%  25.04%   6.01%   35.37%   -6.05%   54.89%  -7.92%   -9.34%   -19.98%   20.31%
--------------------------------------------------------------------------------------------------
Russell
Midcap
Index      12.30%  30.79%  10.95%   40.98%    5.93%   16.01%   0.29%   -0.70%   -14.13%   35.45%
--------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Heritage - Portfolio Commentary

[photo of Kurt Stalzer and David Rose]

A PORTFOLIO COMMENTARY FROM KURT STALZER AND DAVID ROSE, PORTFOLIO MANAGERS ON
THE HERITAGE INVESTMENT TEAM.

Heritage gained 0.56%* in the six months ended April 30, 2004, underperforming its benchmark, the Russell Midcap Index, which rose 7.25%.

The period saw changes on Heritage's management team. Portfolio manager Linda
Peterson left American Century in March. David Rose, who previously served as a portfolio manager on the Vista team, now co-manages Heritage with Kurt Stalzer.

The change in the management team brought about changes in the holdings in the portfolio. For example, ImClone Systems was added to the portfolio in late March and ended the period as the top contributor to performance. The biotechnology company produced better-than-expected earnings due to the strength of sales of the drug Erbitux, which received FDA approval in February as a treatment for colon cancer. Former top-ten holding Navistar International was eliminated from the portfolio at a profit. The portfolio managers were concerned that this producer of commercial truck, school bus and mid-range diesel engines was losing market share and that the company would be negatively impacted by higher interest rates.

These changes occurred as the market fought a number of headwinds. The stock market began the period with the wind at its back as the upswing in economic growth, corporate profits and stock returns in late 2003 carried into the new year. However, the rally lost momentum when investors questioned the sustainability of the economic expansion amid weak job growth. Terrorism fears also resurfaced with the commuter-train bombings in Madrid and continued
violence in Iraq. In the end, looking at the Russell indices, small-capitalization stocks outperformed larger issues, and the value style outperformed growth offerings in all capitalization ranges.

Against this backdrop, Heritage's underperformance relative to the benchmark during the period was largely attributable to stock selection in the consumer discretionary and industrials sectors.

TOP TEN HOLDINGS
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                  2.6%                   --
--------------------------------------------------------------------------------
Coach Inc.                                2.5%                  2.3%
--------------------------------------------------------------------------------
Estee Lauder
Companies, Inc. Cl A                      2.3%                   --
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc.                             2.3%                   --
--------------------------------------------------------------------------------
Capital One
Financial Corp.                           2.0%                   --
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         2.0%                  1.1%
--------------------------------------------------------------------------------
Corinthian Colleges, Inc.                 1.9%                   --
--------------------------------------------------------------------------------
Network Associates Inc.                   1.9%                   --
--------------------------------------------------------------------------------
Henry Schein, Inc.                        1.9%                  1.6%
--------------------------------------------------------------------------------
Tektronix, Inc.                           1.7%                  1.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
3

Heritage - Portfolio Commentary

Information technology stocks, the portfolio's largest sector position on average, also hurt returns. A top detractor was Sierra Wireless, which issued a disappointing earnings outlook. Another detractor was Network Associates, which fell when the anti-virus software developer projected second-quarter earnings and revenue below Wall Street expectations.

Despite the overall negative performance of technology stocks, the Heritage team found some pockets of success. For example, Tektronix was a leading contributor.
The testing equipment maker reported a profit as revenue rose on strong demand for most of its product lines.

In the telecommunications services sector, Wireless Facilities weighed on returns and was sold. The company designs and manages wireless communications networks for corporations and government agencies.

The top detractor during the period was New York Community Bank. The banking company narrowly missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities as the culprit.

On the positive side, Heritage generated strong absolute results from its holdings in the energy, consumer staples and health care sectors. The portfolio's biggest gains came from health care equipment and supply companies, including C.R. Bard. The company reported first-quarter profit far ahead of expectations on strong sales of its health-care products.

Investments in the pharmaceuticals industry also performed well, and MGI Pharma was a standout. The company boosted its first-quarter and full-year sales estimates for Aloxi, a drug used to prevent nausea caused by chemotherapy.

Looking ahead, the new Heritage team remains committed to American Century's disciplined, time-tested growth investment approach that has been in place for more than thirty years. They will continue to look for mid-sized and smaller companies with earnings, revenues and other key business fundamentals that are growing at an accelerating rate. They believe this process can position Heritage for positive long-term performance.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Providers
& Services                                7.6%                  5.8%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             6.7%                  6.2%
--------------------------------------------------------------------------------
Software                                  5.5%                  3.6%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                5.0%                  6.5%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                4.9%                  2.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks
& Equity Futures                         97.2%                 97.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.8%                  2.8%
--------------------------------------------------------------------------------

------
4

Heritage - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%

AEROSPACE & DEFENSE -- 1.2%
--------------------------------------------------------------------------------
    254,000   L-3 Communications
              Holdings, Inc.                                         $   15,682
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 2.6%
--------------------------------------------------------------------------------
    371,800   C.H. Robinson Worldwide, Inc.                              15,259
--------------------------------------------------------------------------------
    451,200   Expeditors International of
              Washington, Inc.                                           18,133
--------------------------------------------------------------------------------
                                                                         33,392
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
    181,000   Autoliv, Inc.                                               7,698
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.8%
--------------------------------------------------------------------------------
    148,900   Charles River Laboratories(1)                               6,849
--------------------------------------------------------------------------------
    326,000   ImClone Systems Inc.(1)                                    21,803
--------------------------------------------------------------------------------
    570,000   Ligand Pharmaceuticals Inc.(1)                             12,204
--------------------------------------------------------------------------------
    314,981   QLT Inc.(1)                                                 8,495
--------------------------------------------------------------------------------
                                                                         49,351
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.1%
--------------------------------------------------------------------------------
    403,900   Investors Financial
              Services Corporation                                       15,699
--------------------------------------------------------------------------------
    130,500   Legg Mason, Inc.                                           12,014
--------------------------------------------------------------------------------
                                                                         27,713
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.9%
--------------------------------------------------------------------------------
    399,500   Cullen/Frost Bankers, Inc.                                 17,298
--------------------------------------------------------------------------------
    123,000   East West BanCorp, Inc.                                     6,929
--------------------------------------------------------------------------------
    466,000   Greater Bay BanCorp                                        13,220
--------------------------------------------------------------------------------
                                                                         37,447
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.0%
--------------------------------------------------------------------------------
    230,400   Career Education Corp.(1)                                  14,746
--------------------------------------------------------------------------------
    323,000   Copart Inc.(1)                                              6,124
--------------------------------------------------------------------------------
    828,000   Corinthian Colleges, Inc.(1)                               25,353
--------------------------------------------------------------------------------
    197,057   Education Management
              Corporation(1)                                              6,988
--------------------------------------------------------------------------------
    242,372   Manpower Inc.                                              11,367
--------------------------------------------------------------------------------
                                                                         64,578
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
    585,271   Andrew Corporation(1)                                       9,920
--------------------------------------------------------------------------------
    727,987   Comverse Technology, Inc.(1)                               11,910
--------------------------------------------------------------------------------
    144,500   Harris Corp.                                                6,510
--------------------------------------------------------------------------------
    161,400   Sierra Wireless(1)                                          3,607
--------------------------------------------------------------------------------
                                                                         31,947
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.1%
--------------------------------------------------------------------------------
     66,800   Novatel Wireless Inc.(1)                                      985
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.0%
--------------------------------------------------------------------------------
    398,700   Capital One Financial Corp.                                26,127
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.7%
--------------------------------------------------------------------------------
    442,000   Arrow Electronics, Inc.(1)                             $   11,174
--------------------------------------------------------------------------------
    187,500   CDW Corp.                                                  11,717
--------------------------------------------------------------------------------
  1,145,900   Flextronics International Ltd.(1)                          18,449
--------------------------------------------------------------------------------
    343,600   PerkinElmer, Inc.                                           6,614
--------------------------------------------------------------------------------
    751,400   Tektronix, Inc.                                            22,242
--------------------------------------------------------------------------------
    390,700   Thermo Electron Corp.(1)                                   11,408
--------------------------------------------------------------------------------
    187,000   Varian Inc.(1)                                              7,674
--------------------------------------------------------------------------------
                                                                         89,278
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 3.1%
--------------------------------------------------------------------------------
    353,000   BJ Services Co.(1)                                         15,709
--------------------------------------------------------------------------------
    401,000   Patterson-UTI Energy Inc.(1)                               14,512
--------------------------------------------------------------------------------
    175,400   Smith International, Inc.(1)                                9,603
--------------------------------------------------------------------------------
                                                                         39,824
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.6%
--------------------------------------------------------------------------------
    416,600   Whole Foods Market, Inc.                                   33,324
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    250,800   Smithfield Foods Inc.(1)                                    6,671
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
--------------------------------------------------------------------------------
    425,353   Apogent Technologies Inc.(1)                               13,790
--------------------------------------------------------------------------------
    240,900   Bard (C.R.), Inc.                                          25,600
--------------------------------------------------------------------------------
    235,800   Boston Scientific Corp.(1)                                  9,713
--------------------------------------------------------------------------------
    251,400   Inamed Corp.(1)                                            14,792
--------------------------------------------------------------------------------
                                                                         63,895
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 7.6%
--------------------------------------------------------------------------------
    235,000   Covance Inc.(1)                                             7,929
--------------------------------------------------------------------------------
    399,550   Coventry Health Care Inc.(1)                               16,717
--------------------------------------------------------------------------------
    285,400   DaVita Inc.(1)                                             14,584
--------------------------------------------------------------------------------
    346,995   Henry Schein, Inc.(1)                                      24,452
--------------------------------------------------------------------------------
    824,800   PacifiCare Health Systems, Inc.(1)                         29,494
--------------------------------------------------------------------------------
    387,100   Select Medical Corporation                                  7,336
--------------------------------------------------------------------------------
                                                                        100,512
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.6%
--------------------------------------------------------------------------------
    757,805   Hilton Hotels Corporation                                  13,254
--------------------------------------------------------------------------------
    534,100   International Game Technology                              20,157
--------------------------------------------------------------------------------
    231,700   Mandalay Resort Group                                      13,311
--------------------------------------------------------------------------------
    318,000   Royal Caribbean Cruises Ltd.                               12,889
--------------------------------------------------------------------------------
                                                                         59,611
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.7%
--------------------------------------------------------------------------------
    175,800   Black & Decker Corporation                                 10,170
--------------------------------------------------------------------------------
     90,700   Fortune Brands, Inc.                                        6,916
--------------------------------------------------------------------------------
    148,300   Harman International Industries Inc.                       11,249
--------------------------------------------------------------------------------
    269,100   Jarden Corp.(1)                                            10,011
--------------------------------------------------------------------------------
    215,000   Mohawk Industries Inc.(1)                                  16,584
--------------------------------------------------------------------------------
    145,000   Toll Brothers Inc.(1)                                       5,738
--------------------------------------------------------------------------------
                                                                         60,668
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Heritage - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
INSURANCE -- 3.8%
--------------------------------------------------------------------------------
    344,000   Aflac Inc.                                             $   14,527
--------------------------------------------------------------------------------
     81,400   Everest Re Group, Ltd.                                      6,934
--------------------------------------------------------------------------------
    443,200   HCC Insurance Holdings, Inc.                               14,191
--------------------------------------------------------------------------------
    145,300   Lincoln National Corp.                                      6,521
--------------------------------------------------------------------------------
    156,800   Safeco Corp.                                                6,866
--------------------------------------------------------------------------------
                                                                         49,039
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
    173,500   Ask Jeeves, Inc.(1)                                         6,154
--------------------------------------------------------------------------------
IT SERVICES -- 2.4%
--------------------------------------------------------------------------------
    389,600   Fiserv, Inc.(1)                                            14,244
--------------------------------------------------------------------------------
    703,400   Sabre Holdings Corp.                                       16,593
--------------------------------------------------------------------------------
                                                                         30,837
--------------------------------------------------------------------------------
MACHINERY -- 1.6%
--------------------------------------------------------------------------------
    309,400   Deere & Co.                                                21,052
--------------------------------------------------------------------------------
MEDIA -- 1.4%
--------------------------------------------------------------------------------
    712,400   Radio One Inc.(1)                                          13,507
--------------------------------------------------------------------------------
    469,106   Spanish Broadcasting System(1)                              4,560
--------------------------------------------------------------------------------
                                                                         18,067
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.2%
--------------------------------------------------------------------------------
    475,900   J.C. Penney Co. Inc.
              Holding Company                                            16,114
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 1.7%
--------------------------------------------------------------------------------
    301,445   Zebra Technologies Corp. Cl A(1)                           22,093
--------------------------------------------------------------------------------
OIL & GAS -- 1.6%
--------------------------------------------------------------------------------
    196,374   Western Gas Resources Inc.                                 10,693
--------------------------------------------------------------------------------
    389,632   XTO Energy Inc.                                            10,403
--------------------------------------------------------------------------------
                                                                         21,096
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 4.2%
--------------------------------------------------------------------------------
    147,200   Alberto-Culver Company Cl B                                 6,942
--------------------------------------------------------------------------------
     87,500   Avon Products, Inc.                                         7,350
--------------------------------------------------------------------------------
    647,000   Estee Lauder Companies, Inc. Cl A                          29,574
--------------------------------------------------------------------------------
    308,200   NBTY, Inc.(1)                                              11,453
--------------------------------------------------------------------------------
                                                                         55,319
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.0%
--------------------------------------------------------------------------------
    284,200   IVAX Corp.(1)                                               6,053
--------------------------------------------------------------------------------
    455,000   Medicis Pharmaceutical Corp. Cl A                          19,529
--------------------------------------------------------------------------------
    212,416   MGI Pharma Inc.(1)                                         13,132
--------------------------------------------------------------------------------
                                                                         38,714
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
    202,000   Yellow Roadway Corp.(1)                                     6,878
--------------------------------------------------------------------------------
SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
    157,400   National Semiconductor Corp.(1)                             6,421
--------------------------------------------------------------------------------
    102,700   Silicon Laboratories Inc.(1)                                4,842
--------------------------------------------------------------------------------
                                                                         11,263
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SOFTWARE -- 5.5%
--------------------------------------------------------------------------------
    385,400   Check Point Software
              Technologies(1)                                        $    9,030
--------------------------------------------------------------------------------
    262,000   Hyperion Solutions Corp.(1)                                10,056
--------------------------------------------------------------------------------
    228,000   Manhattan Associates Inc.(1)                                6,126
--------------------------------------------------------------------------------
  1,589,400   Network Associates Inc.(1)                                 24,922
--------------------------------------------------------------------------------
    188,800   Symantec Corp.(1)                                           8,505
--------------------------------------------------------------------------------
  1,969,000   TIBCO Software Inc.(1)                                     14,768
--------------------------------------------------------------------------------
                                                                         73,407
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.1%
--------------------------------------------------------------------------------
    866,991   Foot Locker Inc.                                           20,808
--------------------------------------------------------------------------------
    180,100   Sherwin-Williams Co.                                        6,853
--------------------------------------------------------------------------------
                                                                         27,661
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.4%
--------------------------------------------------------------------------------
    763,800   Coach Inc.(1)                                              32,538
--------------------------------------------------------------------------------
    256,000   NIKE, Inc. Cl B                                            18,419
--------------------------------------------------------------------------------
    306,000   Quiksilver, Inc.(1)                                         6,619
--------------------------------------------------------------------------------
                                                                         57,576
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 3.1%
--------------------------------------------------------------------------------
    718,600   New York Community Bancorp Inc.                            18,015
--------------------------------------------------------------------------------
    249,400   PMI Group, Inc. (The)                                      10,732
--------------------------------------------------------------------------------
    212,900   Radian Group Inc.                                           9,902
--------------------------------------------------------------------------------
     96,200   W Holding Company, Inc.                                     1,639
--------------------------------------------------------------------------------
                                                                         40,288
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
--------------------------------------------------------------------------------
    139,000   Hughes Supply, Inc.                                         7,769
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
    547,023   Nextel Partners, Inc. Cl A(1)                               7,303
--------------------------------------------------------------------------------
    258,293   NII Holdings Inc. Cl B(1)                                   9,040
--------------------------------------------------------------------------------
                                                                         16,343
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,184,245)                                                     1,268,373
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.8%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.88%,
dated 4/30/04, due 5/3/04
(Delivery value $35,903)
(Cost $35,900)                                                           35,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,220,145)                                                    $1,304,273
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

------
6

Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                            --------------------------------------
                                                     AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                           SINCE       INCEPTION
                               1 YEAR        5 YEARS      10 YEARS       INCEPTION        DATE
----------------------------------------------------------------------------------------------------
INVESTOR CLASS                 17.74%        -4.38%         7.27%        15.16%         6/30/71(1)
----------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX      21.65%        -6.37%         9.61%         N/A(2)           --
----------------------------------------------------------------------------------------------------
Institutional Class            17.96%        -4.17%           --          3.87%         6/16/97
----------------------------------------------------------------------------------------------------
Advisor Class                  17.48%        -4.65%           --          4.19%          6/4/97
----------------------------------------------------------------------------------------------------
C Class                        16.64%           --            --         -4.40%        11/28/01
----------------------------------------------------------------------------------------------------
R Class                           --            --            --          7.07%(3)      8/29/03
----------------------------------------------------------------------------------------------------

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2) Benchmark began 12/29/78.

(3) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------------------
                1995     1996     1997      1998      1999     2000      2001      2002      2003      2004
--------------------------------------------------------------------------------------------------------------
Investor Class  6.53%   16.31%   13.30%    44.50%    24.48%   32.16%   -27.72%   -15.05%   -16.33%    17.74%
--------------------------------------------------------------------------------------------------------------
Russell 1000
Growth Index   19.60%   32.55%   22.06%    42.09%    26.53%   27.58%   -32.25%   -20.10%   -14.35%    21.65%
--------------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
7

Growth - Portfolio Commentary

[photo of Prescott LeGard, Greg Woodhams and Tim Reynolds]

A PORTFOLIO COMMENTARY FROM PRESCOTT LEGARD, GREG WOODHAMS AND TIM REYNOLDS,
PORTFOLIO MANAGERS ON THE GROWTH INVESTMENT TEAM.

Growth gained 3.07%* during the six months ended April 30, 2004, outperforming the 2.66% average return of the large-cap growth funds tracked by Morningstar.
Growth's benchmark, the Russell 1000 Growth Index, rose 4.14%.

The portfolio's advance came during a stretch marked by rising corporate profits and continued economic expansion. During the period's closing weeks, however, stock prices came under pressure amid rising oil prices and new concern that the
Federal Reserve would raise interest rates. An analysis of the indices that tracked the U.S. stock market by style and capitalization during the last six months shows that investors preferred small- and mid-cap stocks over larger equities and value-oriented issues over growth stocks.

Investments in the health care sector were the top contributors to performance.
The biggest lift was provided by manufacturers of health care equipment and supplies. A good example is Boston Scientific, which won approval to sell its
Taxus drug-coated stent in the United States. The company reported higher profits and strong initial sales of Taxus, which props open arteries and releases medication aimed at preventing them from closing. Another top contributor was Fisher Scientific, a manufacturer and distributor of instruments used in health care facilities and laboratories. During the period, Fisher reported strong results and raised its 2004 earnings outlook. Investments in eye care products manufacturer Alcon and medical supplies maker C.R. Bard also boosted performance.

Elsewhere in the health care sector, Pfizer helped drive the positive performance of Growth's pharmaceutical holdings after reporting back-to-back quarters of sales growth and reaffirming its profit outlook. Another contributor was Swiss drugmaker Roche, which generated better-than-expected sales results and projected strong 2004 earnings growth.

Valero Energy, the top independent oil refiner in the United States, led a rise in the portfolio's energy stake. The company's

TOP TEN HOLDINGS
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
General Electric Co.                      4.6%                  3.0%
--------------------------------------------------------------------------------
Cisco Systems Inc.                        4.0%                  3.6%
--------------------------------------------------------------------------------
Procter &
Gamble Co. (The)                          3.8%                  2.3%
--------------------------------------------------------------------------------
Medtronic, Inc.                           3.2%                  1.1%
--------------------------------------------------------------------------------
International Business
Machines Corp.                            3.2%                   --
--------------------------------------------------------------------------------
QUALCOMM Inc.                             3.0%                  0.1%
--------------------------------------------------------------------------------
Nike, Inc. Cl B                           2.6%                   --
--------------------------------------------------------------------------------
First Data Corp.                          2.5%                   --
--------------------------------------------------------------------------------
American International
Group, Inc.                               2.5%                  1.7%
--------------------------------------------------------------------------------
Oracle Corp.                              2.3%                  1.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
8

Growth - Portfolio Commentary

shares climbed more than 50% as its profit margins improved amid rising demand and higher prices for gasoline and other refined products. Oil and gas producer
Occidental Petroleum also boosted Growth's returns.

Investments in companies that make and sell discretionary consumer products turned in mixed results but lifted the portfolio's performance. The top contributor from this area was motorcycle manufacturer Harley Davidson, which reported stronger-than-expected earnings. On the downside, Growth was hurt by media companies Clear Channel Communications and XM Satellite Radio, and by
specialty retailer Lowe's, which was sold.

Accounting for Growth's largest sector position on average, information technology stocks were the top detractors from performance during the period.
Investments in software companies hurt returns most. This included Oracle and
Veritas, developers of software for storing and managing data, and BEA Systems, a developer of software that ties together and streamlines business applications. Holdings in the semiconductor industry declined as well. The top detractors were Xilinx, which was sold, and Linear Technology.

On a positive note, technology companies that manufacture communications equipment boosted the portfolio's results. The top contributor was QUALCOMM, a designer of proprietary technology used in wireless phones. Another top contributor was Nortel Networks, which was sold at a profit before the company revealed that its accounting practices were being reviewed.

Looking ahead, we are hopeful that the strengthening economy will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                               12.5%                  6.4%
--------------------------------------------------------------------------------
Communications
Equipment                                 9.1%                  5.5%
--------------------------------------------------------------------------------
Pharmaceuticals                           7.1%                  9.2%
--------------------------------------------------------------------------------
Software                                  6.9%                  8.2%
--------------------------------------------------------------------------------
Industrial Conglomerates                  6.2%                  6.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            98.0%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.0%                  3.7%
--------------------------------------------------------------------------------

------
9

Growth - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
AEROSPACE & DEFENSE -- 2.5%
--------------------------------------------------------------------------------
  1,738,400    Rockwell Collins                                      $   56,063
--------------------------------------------------------------------------------
    774,800    United Technologies Corp.                                 66,835
--------------------------------------------------------------------------------
                                                                        122,898
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.2%
--------------------------------------------------------------------------------
  1,947,700    Harley-Davidson, Inc.                                    109,694
--------------------------------------------------------------------------------
BEVERAGES -- 1.9%
--------------------------------------------------------------------------------
  1,732,400    PepsiCo, Inc.                                             94,398
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 2.9%
--------------------------------------------------------------------------------
    937,500    Amgen Inc.(1)                                             52,753
--------------------------------------------------------------------------------
    951,100    Celgene Corp.(1)                                          49,162
--------------------------------------------------------------------------------
    590,500    Neurocrine Biosciences Inc.(1)                            38,755
--------------------------------------------------------------------------------
                                                                        140,670
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.2%
--------------------------------------------------------------------------------
    617,500    Goldman Sachs Group, Inc. (The)                           59,589
--------------------------------------------------------------------------------
  1,123,900    Northern Trust Corp.                                      47,518
--------------------------------------------------------------------------------
                                                                        107,107
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
  2,829,400    Monsanto Co.                                              97,869
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
  2,075,100    Monster Worldwide Inc.(1)                                 53,143
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 9.1%
--------------------------------------------------------------------------------
  9,483,300    Cisco Systems Inc.(1)                                    197,916
--------------------------------------------------------------------------------
 14,114,800    JDS Uniphase Corp.(1)                                     42,909
--------------------------------------------------------------------------------
  2,912,600    Juniper Networks, Inc.(1)                                 63,728
--------------------------------------------------------------------------------
  2,354,600    QUALCOMM Inc.                                            147,068
--------------------------------------------------------------------------------
                                                                        451,621
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.2%
--------------------------------------------------------------------------------
  1,767,400    International Business
               Machines Corp.                                           155,832
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.0%
--------------------------------------------------------------------------------
  2,055,700    American Express Co.                                     100,627
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
  5,366,399    Sprint Corp.                                              96,005
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
    481,400    Jabil Circuit, Inc.(1)                                    12,704
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
    933,800    McCormick & Company, Inc.                                 31,899
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.5%
--------------------------------------------------------------------------------
  1,018,800    Alcon, Inc.                                           $   75,646
--------------------------------------------------------------------------------
    759,500    Bard (C.R.), Inc.                                         80,712
--------------------------------------------------------------------------------
  2,882,400    Baxter International, Inc.                                91,228
--------------------------------------------------------------------------------
  1,604,400    Fisher Scientific International(1)                        93,938
--------------------------------------------------------------------------------
  1,371,400    Hospira Inc.(1)(2)                                        39,030
--------------------------------------------------------------------------------
  3,143,400    Medtronic, Inc.                                          158,616
--------------------------------------------------------------------------------
  1,034,600    St. Jude Medical, Inc.(1)                                 78,899
--------------------------------------------------------------------------------
                                                                        618,069
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.6%
--------------------------------------------------------------------------------
  5,284,400    Caesars Entertainment Inc.(1)                             70,018
--------------------------------------------------------------------------------
  2,513,400    Carnival Corporation                                     107,247
--------------------------------------------------------------------------------
                                                                        177,265
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.8%
--------------------------------------------------------------------------------
  1,744,700    Procter & Gamble Co. (The)                               184,502
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 6.2%
--------------------------------------------------------------------------------
  7,567,900    General Electric Co.                                     226,658
--------------------------------------------------------------------------------
  1,395,900    Textron Inc.                                              77,026
--------------------------------------------------------------------------------
                                                                        303,684
--------------------------------------------------------------------------------
INSURANCE -- 4.4%
--------------------------------------------------------------------------------
  1,681,000    American International Group, Inc.                       120,443
--------------------------------------------------------------------------------
  2,810,800    MetLife, Inc.                                             96,973
--------------------------------------------------------------------------------
                                                                        217,416
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.1%
--------------------------------------------------------------------------------
  2,190,400    VeriSign, Inc.(1)                                         35,331
--------------------------------------------------------------------------------
  1,376,300    Yahoo! Inc.(1)                                            69,448
--------------------------------------------------------------------------------
                                                                        104,779
--------------------------------------------------------------------------------
IT SERVICES -- 3.5%
--------------------------------------------------------------------------------
  1,055,000    DST Systems, Inc.(1)                                      46,578
--------------------------------------------------------------------------------
  2,716,300    First Data Corp.                                         123,293
--------------------------------------------------------------------------------
                                                                        169,871
--------------------------------------------------------------------------------
MEDIA -- 5.0%
--------------------------------------------------------------------------------
  1,220,200    Clear Channel
               Communications, Inc.                                      50,626
--------------------------------------------------------------------------------
  2,514,600    Disney (Walt) Co.                                         57,911
--------------------------------------------------------------------------------
  2,218,000    Univision Communications
               Inc. Cl A(1)                                              75,079
--------------------------------------------------------------------------------
  2,492,600    XM Satellite Radio
               Holdings Inc.(1)                                          59,723
--------------------------------------------------------------------------------
                                                                        243,339
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.6%
--------------------------------------------------------------------------------
  2,362,900    J.C. Penney Co. Inc.
               Holding Company                                           80,008
--------------------------------------------------------------------------------
  1,539,900    May Department
               Stores Co. (The)                                          47,429
--------------------------------------------------------------------------------
                                                                        127,437
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Growth  - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
OIL & GAS -- 3.3%
--------------------------------------------------------------------------------
  1,508,100    Apache Corp.                                          $   63,144
--------------------------------------------------------------------------------
  1,436,200    Occidental Petroleum Corp.                                67,788
--------------------------------------------------------------------------------
    456,300    Valero Energy Corp.                                       29,094
--------------------------------------------------------------------------------
                                                                        160,026
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.1%
--------------------------------------------------------------------------------
    617,900    Eli Lilly and Company                                     45,607
--------------------------------------------------------------------------------
  2,736,500    Mylan Laboratories Inc.                                   62,693
--------------------------------------------------------------------------------
  1,210,000    Novartis AG ORD                                           53,973
--------------------------------------------------------------------------------
  2,784,100    Pfizer, Inc.                                              99,559
--------------------------------------------------------------------------------
    823,400    Roche Holding AG ORD                                      86,420
--------------------------------------------------------------------------------
                                                                        348,252
--------------------------------------------------------------------------------
SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
  1,365,300    Linear Technology Corp.                                   48,646
--------------------------------------------------------------------------------
SOFTWARE -- 6.9%
--------------------------------------------------------------------------------
  6,349,200    BEA Systems, Inc.(1)                                      72,444
--------------------------------------------------------------------------------
  1,265,800    Microsoft Corporation                                     32,873
--------------------------------------------------------------------------------
  2,197,400    Novell, Inc.(1)                                           21,183
--------------------------------------------------------------------------------
  10,036,300   Oracle Corp.(1)                                          112,608
--------------------------------------------------------------------------------
  2,622,700    SAP AG ADR                                                97,774
--------------------------------------------------------------------------------
                                                                        336,882
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
--------------------------------------------------------------------------------
  1,763,400    NIKE, Inc. Cl B                                       $  126,877
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
    948,800    MGIC Investment Corp.                                     69,851
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $4,326,401)                                                     4,811,363
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.0%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.89%, dated 4/30/04,
due 5/3/04 (Delivery value $45,703)                                      45,700
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.88%,
dated 4/30/04, due 5/3/04
(Delivery value $52,704)(3)                                              52,700
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $98,400)                                                           98,400
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $4,424,801)                                                    $4,909,763
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                 ($ IN THOUSANDS)
 Contracts to Sell    Settlement Date        Value       Unrealized Loss
-------------------------------------------------------------------------------
   27,074,998 Euro       5/28/04          $  32,423          $  (384)
-------------------------------------------------------------------------------
   17,694,683 Euro       5/28/04             21,190             (261)
-------------------------------------------------------------------------------
   13,331,317 Euro       5/28/04             15,965             (190)
-------------------------------------------------------------------------------
  128,649,920 CHF        5/28/04             99,341             (694)
-------------------------------------------------------------------------------
                                           $168,919          $(1,529)
                                    ===========================================

(Value on Settlement Date $167,390)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CHF = Swiss Franc

ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) When-issued security.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)           HERITAGE    GROWTH
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$1,220,145 and $4,424,801, respectively)                $1,304,273   $4,909,763
--------------------------------------------
Cash                                                            --       33,370
--------------------------------------------
Receivable for investments sold                             20,670       82,959
--------------------------------------------
Receivable for capital shares sold                              12          100
--------------------------------------------
Dividends and interest receivable                              661        3,244
--------------------------------------------------------------------------------
                                                         1,325,616    5,029,436
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                         301           --
--------------------------------------------
Payable for investments purchased                           18,127       98,571
--------------------------------------------
Payable for forward foreign
currency exchange contracts                                     --        1,529
--------------------------------------------
Accrued management fees                                      1,109        4,093
--------------------------------------------
Distribution fees payable                                        4           14
--------------------------------------------
Service fees payable                                             4           14
--------------------------------------------------------------------------------
                                                            19,545      104,221
--------------------------------------------------------------------------------

Net Assets                                              $1,306,071   $4,925,215
================================================================================

See Notes to Financial Statements.

(continued)

------
12

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)   HERITAGE            GROWTH
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)          $1,380,120        $ 6,036,743
--------------------------------------------
Accumulated net investment loss                      (2,358)              (114)
--------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                  (155,819)        (1,594,847)
--------------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                84,128            483,433
--------------------------------------------------------------------------------
                                                 $1,306,071        $ 4,925,215
=================================================================================
INVESTOR CLASS, $0.01 PAR
VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                   $1,227,212,325     $4,201,338,200
--------------------------------------------
Shares outstanding                              113,189,183        236,193,382
--------------------------------------------
Net asset value per share                            $10.84             $17.79
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                      $62,031,070       $658,934,972
--------------------------------------------
Shares outstanding                                5,672,766         36,753,540
--------------------------------------------
Net asset value per share                            $10.93             $17.93
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                      $15,905,040        $64,238,926
--------------------------------------------
Shares outstanding                                1,482,388          3,647,828
--------------------------------------------
Net asset value per share                            $10.73             $17.61
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                         $922,231           $699,899
--------------------------------------------
Shares outstanding                                   87,485             40,267
--------------------------------------------
Net asset value per share                            $10.54             $17.38
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                              N/A             $2,677
--------------------------------------------
Shares outstanding                                      N/A                151
--------------------------------------------
Net asset value per share                               N/A             $17.73
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                            HERITAGE            GROWTH
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------
Dividends (net of foreign taxes
withheld of $7 and $348, respectively)         $    4,099           $  25,179
--------------------------------------------
Interest                                              279                 380
--------------------------------------------------------------------------------
                                                    4,378              25,559
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------
Management fees                                     6,681              24,989
--------------------------------------------
Distribution fees:
--------------------------------------------
  Advisor Class                                        19                  77
--------------------------------------------
  C Class                                               4                   3
--------------------------------------------
Service fees:
--------------------------------------------
  Advisor Class                                        19                  77
--------------------------------------------
  C Class                                               1                   1
--------------------------------------------
  Service and distribution fees -- R Class             --                  --
--------------------------------------------
Directors' fees and expenses                            8                  32
--------------------------------------------
Other expenses                                          4                  20
--------------------------------------------------------------------------------
                                                    6,736              25,199
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                       (2,358)                360
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------
Investment transactions                           169,653             524,023
--------------------------------------------
Foreign currency transactions                          35               2,041
--------------------------------------------------------------------------------
                                                  169,688             526,064
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------
Investments                                      (160,372)           (364,820)
--------------------------------------------
Translation of assets and
liabilities in foreign currencies                      --              (2,003)
--------------------------------------------------------------------------------
                                                 (160,372)           (366,823)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    9,316             159,241
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $    6,958           $ 159,601
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                        HERITAGE                       GROWTH
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       2004            2003          2004           2003

OPERATIONS
----------------------------
Net investment income (loss)       $   (2,358)    $   (4,418)    $      360     $    3,234
-----------------------------
Net realized gain                     169,688          3,127        526,064        137,796
-----------------------------
Change in net
unrealized appreciation              (160,372)       209,415       (366,823)       586,444
--------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               6,958        208,124        159,601        727,474
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net decrease in net
assets from capital
share transactions                    (16,122)       (59,094)      (258,549)      (143,282)
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (9,164)       149,030        (98,948)       584,192

NET ASSETS

Beginning of period                 1,315,235      1,166,205      5,024,163      4,439,971
--------------------------------------------------------------------------------------------
End of period                      $1,306,071     $1,315,235     $4,925,215     $5,024,163
============================================================================================

Accumulated net
investment loss                       $(2,358)            --          $(114)         $(474)
============================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Heritage Fund (Heritage) and Growth Fund
(Growth) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Heritage is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Growth is authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the C
Class and the R Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class for Growth commenced
August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to  otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each funds' average daily closing net assets during the previous month. The annual management fee for the Investor, Institutional, Advisor, C Class and R Classes,
if applicable, is 1.00%, 0.80%, 0.75%, 1.00% and 1.00%, respectively, for each of the funds.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------
                             ADVISOR                       C
--------------------------------------------------------------------------
Distribution Fee              0.25%                      0.75%
--------------------------------------------------------------------------
Service Fee                   0.25%                      0.25%
--------------------------------------------------------------------------

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended April 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2004,  the funds invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary  of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2004, were as follows:
--------------------------------------------------------------------------------
                                                          HERITAGE      GROWTH
--------------------------------------------------------------------------------
Purchases                                                $1,756,318   $4,391,208
--------------------------------------------------------------------------------
Proceeds from sales                                      $1,758,148   $4,580,425
--------------------------------------------------------------------------------

(continued)

------
18

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:
------------------------------------------------------------------------------------------
                                        HERITAGE                       GROWTH
------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                  400,000                       800,000
==========================================================================================
Sold                                12,739     $  142,208          8,096       $ 146,914
--------------------------------
Redeemed                           (13,350)      (148,422)       (23,896)       (434,580)
------------------------------------------------------------------------------------------
Net decrease                          (611)    $   (6,214)       (15,800)      $(287,666)
==========================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                  400,000                       800,000
==========================================================================================
Sold                                28,648      $ 268,539         22,332       $ 339,445
--------------------------------
Redeemed                           (25,669)      (240,926)       (37,389)       (575,738)
------------------------------------------------------------------------------------------
Net increase (decrease)              2,979      $  27,613        (15,057)      $(236,293)
==========================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                   40,000                       100,000
==========================================================================================
Sold                                   263       $  2,948          4,800        $ 87,707
--------------------------------
Redeemed                            (1,378)       (15,231)        (3,633)        (66,407)
------------------------------------------------------------------------------------------
Net increase (decrease)             (1,115)      $(12,283)         1,167        $ 21,300
==========================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                   40,000                        80,000
==========================================================================================
Sold                                 3,262      $  30,046          9,165        $142,960
--------------------------------
Redeemed                           (13,083)      (125,319)        (4,228)        (65,226)
------------------------------------------------------------------------------------------
Net increase (decrease)             (9,821)     $ (95,273)         4,937        $ 77,734
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                  100,000                       210,000
==========================================================================================
Sold                                   687        $ 7,696          1,139        $ 20,488
--------------------------------
Redeemed                              (484)        (5,370)          (706)        (12,731)
------------------------------------------------------------------------------------------
Net increase                           203        $ 2,326            433        $  7,757
==========================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                  100,000                       210,000
==========================================================================================
Sold                                 1,288        $11,993          1,900        $ 29,049
--------------------------------
Redeemed                              (422)        (4,042)          (898)        (13,838)
------------------------------------------------------------------------------------------
Net increase                           866        $ 7,951          1,002        $ 15,211
==========================================================================================

(continued)

------
19

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------
                                          HERITAGE                       GROWTH
------------------------------------------------------------------------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
C CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                  100,000                       100,000
==========================================================================================
Sold                                    22         $  242              7            $126
----------------------------------
Redeemed                               (18)          (193)            (4)            (66)
------------------------------------------------------------------------------------------
Net increase                             4         $   49              3           $  60
==========================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                  100,000                       100,000
==========================================================================================
Sold                                    72           $669              6            $ 92
----------------------------------
Redeemed                                (5)           (54)            (2)            (29)
------------------------------------------------------------------------------------------
Net increase                            67           $615              4            $ 63
==========================================================================================
R CLASS
--------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                      N/A                        50,000
==========================================================================================
Sold                                                                  --              --
----------------------------------
Redeemed                                                              --              --
------------------------------------------------------------------------------------------
Net increase                                                          --              --
==========================================================================================
PERIOD ENDED OCTOBER 31, 2003(1)
SHARES AUTHORIZED                      N/A                        50,000
==========================================================================================
Sold                                                                  --              $3
==========================================================================================

(1) August 29, 2003 (commencement of sale) through October 31, 2003.

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2004.

(continued)

------
20

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
                                                       HERITAGE       GROWTH
--------------------------------------------------------------------------------
Federal tax cost of investments                       $1,224,344    $4,461,605
================================================================================
Gross tax appreciation of investments                   $116,114      $594,673
---------------------------------------------------------
Gross tax depreciation of investments                    (36,185)     (146,515)
--------------------------------------------------------------------------------
Net tax appreciation of investments                     $ 79,929      $448,158
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryover amounts as of October 31, 2003:
--------------------------------------------------------------------------------
                                                     HERITAGE         GROWTH
--------------------------------------------------------------------------------
Accumulated capital losses                          $(320,498)     $(2,084,110)
--------------------------------------------------------------------------------

The accumulated capital losses listed above  represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011 for Heritage and 2009 through 2010 for Growth.

------
21

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                                 2004(1)      2003       2002        2001         2000        1999
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $10.78       $9.11     $10.13      $19.10       $13.02       $9.98
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income (Loss)(2)                (0.02)      (0.04)     (0.04)         --(3)     (0.03)       0.02
----------------------------
  Net Realized and
  Unrealized Gain (Loss)           0.08        1.71      (0.98)      (5.33)        7.63        3.04
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.06        1.67      (1.02)      (5.33)        7.60        3.06
------------------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income                  --          --         --          --        (0.04)      (0.02)
----------------------------
  From Net Realized Gains            --          --         --       (3.64)       (1.48)         --
------------------------------------------------------------------------------------------------------
  Total Distributions                --          --         --       (3.64)       (1.52)      (0.02)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.84      $10.78      $9.11      $10.13       $19.10      $13.02
======================================================================================================
  TOTAL RETURN(4)                  0.56%      18.33%    (10.07)%    (33.08)%      62.61%      30.71%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.00%(5)      1.00%       1.00%       1.00%       1.00%       1.00%
----------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets          (0.35)%(5)    (0.39)%     (0.37)%     (0.02)%     (0.17)%       0.19%
----------------------------
Portfolio Turnover Rate             135%        129%        128%        152%        119%        134%
----------------------------
Net Assets, End of
Period (in millions)              $1,227      $1,227      $1,010      $1,206      $1,975      $1,000
------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized

See Notes to Financial Statements.

------
22

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                               2004(1)       2003        2002         2001         2000        1999
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.86       $9.17      $10.17        $19.14       $13.04      $10.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)              (0.01)      (0.01)      (0.02)           --(3)        --(3)     0.04
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.08        1.70       (0.98)        (5.30)        7.65        3.04
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.07        1.69       (1.00)        (5.30)        7.65        3.08
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment
  Income                           --          --          --            --        (0.07)      (0.04)
--------------------------
  From Net Realized Gains          --          --          --         (3.67)       (1.48)         --
---------------------------------------------------------------------------------------------------------
  Total Distributions              --          --          --         (3.67)       (1.55)      (0.04)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.93      $10.86       $9.17        $10.17       $19.14      $13.04
=========================================================================================================
  TOTAL RETURN(4)                0.64%      18.43%      (9.83)%      (32.84)%      63.00%      30.92%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.80%(5)       0.80%        0.80%         0.80%       0.80%       0.80%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets       (0.15)%(5)     (0.19)%      (0.17)%         0.18%       0.03%       0.39%
--------------------------
Portfolio Turnover Rate           135%        129%         128%          152%        119%        134%
--------------------------
Net Assets, End of
Period (in thousands)          $62,031     $73,735     $152,256       $79,882      $8,302         $92
---------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
23

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
                                    2004(1)       2003      2002        2001        2000         1999
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset
Value,
Beginning of Period                 $10.68       $9.05    $10.09      $19.05       $12.98        $9.96
-----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Loss(2)             (0.03)      (0.06)    (0.06)      (0.04)       (0.07)       (0.01)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.08        1.69     (0.98)      (5.32)        7.62         3.03
-----------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations               0.05        1.63     (1.04)      (5.36)        7.55         3.02
-----------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment
  Income                                --          --        --          --           --(3)        --(3)
------------------------------
  From Net Realized Gains               --          --        --       (3.60)       (1.48)          --
-----------------------------------------------------------------------------------------------------------
  Total Distributions                   --          --        --       (3.60)       (1.48)          --(3)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $10.73      $10.68     $9.05      $10.09       $19.05       $12.98
===========================================================================================================
  TOTAL RETURN(4)                     0.47%      18.01%   (10.31)%    (33.30)%      62.26%       30.37%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                          1.25%(5)      1.25%      1.25%       1.25%       1.25%        1.25%
------------------------------
Ratio of Net Investment
Loss to Average Net Assets        (0.60)%(5)    (0.64)%    (0.62)%     (0.27)%     (0.42)%      (0.06)%
------------------------------
Portfolio Turnover Rate                135%        129%       128%        152%        119%         134%
------------------------------
Net Assets, End of
Period (in thousands)               $15,905     $13,668     $3,737      $2,146      $2,127       $1,060
-----------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
24

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                                  C CLASS
-----------------------------------------------------------------------------------------------------
                                            2004(1)         2003           2002          2001(2)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                           $10.54          $8.99         $10.10          $12.43
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------------
  Net Investment Loss(3)                       (0.07)         (0.13)         (0.13)          (0.06)
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                        0.07           1.68          (0.98)          (2.27)
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations                --           1.55          (1.11)          (2.33)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.54         $10.54          $8.99          $10.10
=====================================================================================================
  TOTAL RETURN(4)                              0.00%         17.24%       (10.99)%        (18.74)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.00%(5)         2.00%         2.00%          2.00%(5)
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (1.35)%(5)       (1.39)%       (1.37)%        (1.50)%(5)
-----------------------------------------
Portfolio Turnover Rate                         135%           129%          128%           152%(6)
-----------------------------------------
Net Assets, End of
Period (in thousands)                           $922           $872           $146              $3
-----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) June 26, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
   Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
25

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
------------------------------------------------------------------------------------------------------
                              2004(1)      2003        2002         2001         2000          1999
======================================================================================================
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $17.26      $14.80      $17.85       $31.09        $31.60        $28.03
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)                --        0.01       (0.01)          --(3)      (0.10)        (0.07)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.53        2.45       (3.04)       (9.66)         3.73          9.03
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.53        2.46       (3.05)       (9.66)         3.63          8.96
------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains         --          --          --        (3.58)        (4.14)        (5.39)
------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $17.79      $17.26      $14.80       $17.85        $31.09        $31.60
======================================================================================================
  TOTAL RETURN(4)               3.07%      16.62%     (17.09)%     (34.14)%       11.49%        36.31%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    1.00%(5)      1.00%        1.00%        1.00%        1.00%         1.00%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets          (0.01)%(5)      0.05%      (0.04)%      (0.01)%      (0.30)%       (0.24)%
--------------------------
Portfolio Turnover Rate           86%        159%         135%         114%         102%           92%
--------------------------
Net Assets, End of
Period (in millions)           $4,201      $4,350       $3,951       $5,715       $9,557        $8,333
------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
26

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                             2004(1)      2003        2002         2001       2000          1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $17.38      $14.87      $17.90       $31.15      $31.66        $28.08
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income (Loss)(2)             0.02        0.04        0.02         0.04       (0.03)        (0.03)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.53        2.47       (3.05)       (9.65)       3.72          9.07
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.55        2.51       (3.03)       (9.61)       3.69          9.04
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Realized Gains        --          --          --        (3.64)      (4.20)        (5.46)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $17.93      $17.38      $14.87       $17.90      $31.15        $31.66
====================================================================================================
  TOTAL RETURN(3)              3.16%      16.88%     (16.93)%     (33.94)%     11.70%        36.62%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.80%(4)      0.80%        0.80%        0.80%      0.80%         0.80%
----------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           0.19%(4)      0.25%        0.16%        0.19%    (0.10)%       (0.04)%
----------------------------
Portfolio Turnover Rate          86%        159%         135%         114%       102%           92%
----------------------------
Net Assets, End of
Period (in thousands)       $658,935    $618,569     $455,807      $84,189    $98,239        $1,453
----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
27

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
                                2004(1)     2003        2002         2001         2000        1999
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $17.11      $14.70      $17.78       $31.01       $31.52      $27.97
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(2)        (0.02)      (0.03)      (0.05)       (0.06)       (0.19)      (0.15)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.52        2.44       (3.03)       (9.66)        3.73        9.02
-----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.50        2.41       (3.08)       (9.72)        3.54        8.87
-----------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Realized Gains          --          --          --        (3.51)       (4.05)      (5.32)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $17.61      $17.11      $14.70       $17.78       $31.01      $31.52
=====================================================================================================
  TOTAL RETURN(3)                2.92%      16.39%     (17.32)%     (34.40)%      11.23%      35.93%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.25%(4)      1.25%        1.25%        1.25%       1.25%       1.25%
-----------------------------
Ratio of Net Investment
Loss to Average
Net Assets                   (0.26)%(4)    (0.20)%      (0.29)%      (0.26)%     (0.55)%     (0.49)%
-----------------------------
Portfolio Turnover Rate            86%        159%         135%         114%        102%         92%
-----------------------------
Net Assets, End of
Period (in thousands)          $64,239     $55,010      $32,530      $25,272     $24,750     $12,759
-----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
28

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                        2004(1)         2003          2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $16.95         $14.66         $19.38
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Loss(3)                 (0.09)         (0.15)         (0.16)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.52           2.44          (4.56)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                   0.43           2.29          (4.72)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $17.38         $16.95         $14.66
================================================================================
  TOTAL RETURN(4)                         2.54%         15.62%        (24.36)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.00%(5)         2.00%         2.00%(5)
----------------------------------
Ratio of Net Investment
Loss to Average Net Assets            (1.01)%(5)       (0.95)%       (0.99)%(5)
----------------------------------
Portfolio Turnover Rate                     86%           159%          135%(6)
----------------------------------
Net Assets, End of
Period (in thousands)                      $700           $623            $482
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) November 28, 2001 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
   Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended October 31, 2002.

See Notes to Financial Statements.

------
29

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            R CLASS
--------------------------------------------------------------------------------
                                                    2004(1)         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $17.25           $16.56
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Loss(3)                            (0.05)           (0.02)
---------------------------------------
  Net Realized and Unrealized Gain                   0.53             0.71
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.48             0.69
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $17.73           $17.25
================================================================================
  TOTAL RETURN(4)                                    2.78%           4.17%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.50%(5)        1.50%(5)
---------------------------------------
Ratio of Net Investment
Loss to Average Net Assets                       (0.51)%(5)       (0.58)%(5)
---------------------------------------
Portfolio Turnover Rate                                86%          159%(6)
---------------------------------------
Net Assets, End of
Period (in thousands)                                   $3              $3
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
   Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
30

Share Class Information

Four classes of shares are authorized for sale by Heritage: Investor Class,
Institutional Class, Advisor Class, and C Class. Five classes of shares are authorized by Growth: Investor Class, Institutional Class, Advisor Class, C
Class, and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor,
C, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and  distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
31

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov.

------
32

Index Definitions

The following indices are used to  illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

------
33

Notes

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0406
SH-SAN-38380S

American Century Investment Services, Inc.
(c)2004 American Century Services Corporation

[front cover]

APRIL 30, 2004

[graphic of chart]

[graphic of starfish]

American Century Investments
Semiannual Report

[graphic of two steal bridges]

Giftrust(reg.tm) Fund

[American Century logo and text logo]

Our Message to You.......................................................   1

GIFTRUST

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information...................................................  15
   Index Definition......................................................  15
   Proxy Voting Guidelines...............................................  15

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E Stowers, Jr.]

                JAMES E. STOWERS III WITH
                 JAMES E. STOWERS, JR.

We are pleased to provide you with the semi-annual report for the Giftrust fund for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/ James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

/s/ James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Giftrust - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------
                                                                 SINCE     INCEPTION
                              1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------------
GIFTRUST                      19.73%     -0.62%     3.54%       11.70%      11/25/83
--------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX   36.14%      0.80%     9.98%       N/A(1)         -
--------------------------------------------------------------------------------------

(1) Benchmark began 12/31/85.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------------
                1995    1996     1997     1998      1999     2000      2001     2002     2003     2004
-------------------------------------------------------------------------------------------------------
Giftrust       32.24%  40.16%  -27.08%   36.76%   -21.02%  113.18%   -42.37%  -14.35%  -23.04%   19.73%
-------------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index   13.10%  33.79%    3.92%   40.84%    12.33%   53.02%   -29.47%  -15.01%  -16.67%   36.14%
-------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Giftrust - Portfolio Commentary

[photo of Kurt Stalzer and David Rose]

A PORTFOLIO COMMENTARY FROM KURT STALZER AND DAVID ROSE, PORTFOLIO MANAGERS ON
THE GIFTRUST INVESTMENT TEAM.

Giftrust gained 0.28% during the six months ended April 30, 2004, underperforming its benchmark, the Russell Midcap Growth Index, which rose 5.74%.

The period saw changes on Giftrust's management team. Portfolio manager Linda
Peterson left American Century in March. David Rose, who previously served as a portfolio manager on the Vista team, now co-manages Giftrust with Kurt Stalzer.

The change in the management team brought about changes in the holdings in the portfolio. For example, Estee Lauder became a top-ten position and contributed to performance. The cosmetics maker reported profit growth boosted by strong sales in Europe and the United States. Former top-ten holding Jabil Circuit was eliminated from the portfolio at a profit.

These changes occurred as stocks fought a number of headwinds. The stock market began the period with the wind at its back as the upswing in economic growth, corporate profits and stock returns in late 2003 carried into the new year.
However, the rally lost momentum when investors questioned the sustainability of the economic expansion amid weak job growth, rising oil prices and the prospect of higher interest rates. Terrorism fears also resurfaced with the commuter-train bombings in Madrid and continued violence in Iraq. In the end, looking at the Russell indices, small-capitalization stocks outperformed larger issues, and the value style outperformed growth in all capitalization ranges.

Against this backdrop, Giftrust's underperformance relative to the benchmark during the period was partly attributable to stock selection in the consumer discretionary and industrials sectors. Information technology stocks, the portfolio's largest sector position on average, held back returns most. Earnings disappointments weighed on a number of these holdings, including anti-virus software maker Network

TOP TEN HOLDINGS
AS OF APRIL 30, 2004
----------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
----------------------------------------------------------------------------
Whole Foods Market, Inc.                  2.5%                     -
----------------------------------------------------------------------------
Coach Inc.                                2.5%                  1.1%
----------------------------------------------------------------------------
PacifiCare Health
Systems, Inc.                             2.3%                     -
----------------------------------------------------------------------------
Estee Lauder
Companies, Inc. Cl A                      2.3%                     -
----------------------------------------------------------------------------
Corinthian Colleges, Inc.                 2.1%                     -
----------------------------------------------------------------------------
Bard (C.R.), Inc.                         2.1%                  1.4%
----------------------------------------------------------------------------
Network Associates Inc.                   2.0%                     -
----------------------------------------------------------------------------
Capital One
Financial Corp.                           2.0%                     -
----------------------------------------------------------------------------
QLT Inc.                                  1.9%                  0.9%
----------------------------------------------------------------------------
Flextronics
International Ltd.                        1.8%                  1.4%
----------------------------------------------------------------------------

                                                                    (continued)

------
3

Giftrust - Portfolio Commentary

Associates, "supercomputer" maker Cray and wireless modem manufacturer Sierra
Wireless.

In the financials sector, New York Community Bank held back returns. The banking company narrowly missed first-quarter earnings expectations, and analysts cited heavy investments in mortgage-backed securities as the culprit.

On the positive side, Giftrust generated strong absolute results from its holdings in the energy, consumer staples and health care sectors. The portfolio's biggest gains came from biotechnology companies. For example, QLT surged when the government expanded reimbursement coverage of QLT's Visudyne drug treatment for age-related macular degeneration (AMD). Previously, about
15%-25% of AMD patients insured by Medicare were reimbursed for Visudyne. The decision boosted reimbursements to 50%-60% of AMD patients.

Similarly, ImClone Systems was added to the portfolio in March and ended the period as a leading contributor to performance. The biotechnology company produced better-than-expected earnings due to the strength of sales of the drug
Erbitux, which received FDA approval in February as a treatment for colon cancer.

MGI Pharma was another standout. The pharmaceuticals company boosted its first-quarter and full-year sales estimates for Aloxi, a drug used to prevent nausea caused by chemotherapy. Investments in the health care equipment and supplies industry, including C.R. Bard, performed well. The company reported first-quarter profit far ahead  of expectations on strong sales of its health-care products.

Looking ahead, the new Giftrust team remains committed to American Century's disciplined, time-tested growth investment approach that has been in place for more than thirty years. They will continue to look for mid-sized and smaller companies with earnings, revenues and other key business fundamentals that are growing at an accelerating rate. They believe this process can position Giftrust for positive long-term performance.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Providers
& Services                                7.6%                  5.4%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             6.9%                  9.3%
--------------------------------------------------------------------------------
Software                                  6.3%                  4.4%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                      5.8%                  4.6%
--------------------------------------------------------------------------------
Biotechnology                             5.8%                  2.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            97.3%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.7%                  3.7%
--------------------------------------------------------------------------------

------
4

Giftrust - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%

AEROSPACE & DEFENSE - 0.5%
--------------------------------------------------------------------------------
     77,000     L-3 Communications
                Holdings, Inc.                                    $  4,754
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 2.3%
--------------------------------------------------------------------------------
     243,000    C.H. Robinson Worldwide, Inc.                        9,973
--------------------------------------------------------------------------------
     272,000    Expeditors International of
                Washington, Inc.                                    10,931
--------------------------------------------------------------------------------
                                                                    20,904
--------------------------------------------------------------------------------
AIRLINES - 0.5%
--------------------------------------------------------------------------------
     443,000    America West Holdings
                Corporation Cl B(1)                                  4,386
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.5%
--------------------------------------------------------------------------------
     112,000    Autoliv, Inc.                                        4,763
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.8%
--------------------------------------------------------------------------------
     255,000    Charles River Laboratories(1)                       11,730
--------------------------------------------------------------------------------
     237,000    ImClone Systems Inc.(1)                             15,851
--------------------------------------------------------------------------------
     348,000    Ligand Pharmaceuticals Inc.(1)                       7,451
--------------------------------------------------------------------------------
     635,000    QLT Inc.(1)                                         17,125
--------------------------------------------------------------------------------
                                                                    52,157
--------------------------------------------------------------------------------
CAPITAL MARKETS - 1.9%
--------------------------------------------------------------------------------
     220,400    Investors Financial
                Services Corporation(2)                              8,567
--------------------------------------------------------------------------------
      87,400    Legg Mason, Inc.                                     8,046
--------------------------------------------------------------------------------
                                                                    16,613
--------------------------------------------------------------------------------

COMMERCIAL BANKS - 0.5%
--------------------------------------------------------------------------------
     158,000    Greater Bay BanCorp                                  4,482
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 5.7%
--------------------------------------------------------------------------------
     158,000    Career Education Corp.(1)                           10,112
--------------------------------------------------------------------------------
     219,000    Copart Inc.(1)                                       4,152
--------------------------------------------------------------------------------
     627,000    Corinthian Colleges, Inc.(1)                        19,199
--------------------------------------------------------------------------------
     295,599    Education Management Corporation(1)                 10,482
--------------------------------------------------------------------------------
     161,166    Manpower Inc.                                        7,559
--------------------------------------------------------------------------------
                                                                    51,504
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.8%
--------------------------------------------------------------------------------
     515,519    Andrew Corporation(1)(2)                             8,738
--------------------------------------------------------------------------------
     242,000    Comverse Technology, Inc.(1)                         3,959
--------------------------------------------------------------------------------
     148,000    Sierra Wireless(1)                                   3,308
--------------------------------------------------------------------------------
                                                                    16,005
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.2%
--------------------------------------------------------------------------------
     102,000    Novatel Wireless Inc.(1)                             1,503
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.0%
--------------------------------------------------------------------------------
     274,000    Capital One Financial Corp.                         17,955
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.9%
--------------------------------------------------------------------------------
     288,000    Arrow Electronics, Inc.(1)                           7,281
--------------------------------------------------------------------------------
     129,000    CDW Corp.                                            8,061
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
     993,200   Flextronics International Ltd.(1)                 $  15,991
--------------------------------------------------------------------------------
     151,000   Flir Systems Inc.(1)(2)                               7,083
--------------------------------------------------------------------------------
     378,000   PerkinElmer, Inc.                                     7,277
--------------------------------------------------------------------------------
     288,000   Tektronix, Inc.                                       8,525
--------------------------------------------------------------------------------
     237,000   Thermo Electron Corp.(1)                              6,920
--------------------------------------------------------------------------------
                                                                    61,138
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 3.2%
--------------------------------------------------------------------------------
     249,100   BJ Services Co.(1)                                   11,085
--------------------------------------------------------------------------------
     306,000   Patterson-UTI Energy Inc.(1)                         11,074
--------------------------------------------------------------------------------
     121,000   Smith International, Inc.(1)                          6,625
--------------------------------------------------------------------------------
                                                                    28,784
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 2.5%
--------------------------------------------------------------------------------
     285,000   Whole Foods Market, Inc.                             22,797
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.5%
--------------------------------------------------------------------------------
     172,000   Smithfield Foods Inc.(1)                              4,575
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
--------------------------------------------------------------------------------
     290,816   Apogent Technologies Inc.(1)                          9,428
--------------------------------------------------------------------------------
     178,900   Bard (C.R.), Inc.                                    19,012
--------------------------------------------------------------------------------
     213,400   Boston Scientific Corp.(1)                            8,790
--------------------------------------------------------------------------------
     173,000   Inamed Corp.(1)                                      10,179
--------------------------------------------------------------------------------
      65,000   St. Jude Medical, Inc.(1)                             4,957
--------------------------------------------------------------------------------
                                                                    52,366
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 7.6%
--------------------------------------------------------------------------------
     157,000   Covance Inc.(1)                                       5,297
--------------------------------------------------------------------------------
     264,000   Coventry Health Care Inc.(1)                         11,046
--------------------------------------------------------------------------------
     245,000   DaVita Inc.(1)                                       12,520
--------------------------------------------------------------------------------
     178,976   Henry Schein, Inc.(1)                                12,612
--------------------------------------------------------------------------------
     568,000   PacifiCare Health Systems, Inc.(1)                   20,313
--------------------------------------------------------------------------------
     315,000   Select Medical Corporation                            5,969
--------------------------------------------------------------------------------
                                                                    67,757
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 5.2%
--------------------------------------------------------------------------------
     520,790   Hilton Hotels Corporation                             9,109
--------------------------------------------------------------------------------
     420,000   International Game Technology                        15,851
--------------------------------------------------------------------------------
      79,000   Mandalay Resort Group                                 4,539
--------------------------------------------------------------------------------
     233,000   Royal Caribbean Cruises Ltd.                          9,443
--------------------------------------------------------------------------------
     173,300   Station Casinos Inc.(2)                               7,812
--------------------------------------------------------------------------------
                                                                    46,754
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 4.5%
--------------------------------------------------------------------------------
     121,000   Black & Decker Corporation                            7,000
--------------------------------------------------------------------------------
     134,000   Harman International Industries Inc.                 10,164
--------------------------------------------------------------------------------
     223,682   Helen of Troy Ltd.(1)                                 7,437
--------------------------------------------------------------------------------
      87,000   Mohawk Industries Inc.(1)                             6,711
--------------------------------------------------------------------------------
     228,000   Toll Brothers Inc.(1)(2)                              9,022
--------------------------------------------------------------------------------
                                                                    40,334
--------------------------------------------------------------------------------
INSURANCE - 0.7%
--------------------------------------------------------------------------------
     157,000   Aflac Inc.                                            6,630
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Giftrust - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.2%
--------------------------------------------------------------------------------
     155,000    Ask Jeeves, Inc.(1)                               $  5,498
--------------------------------------------------------------------------------
     127,000    Infospace Inc.(1)                                    4,152
--------------------------------------------------------------------------------
      71,425    RADWARE Limited(1)                                   1,509
--------------------------------------------------------------------------------
                                                                    11,159
--------------------------------------------------------------------------------
IT SERVICES - 3.2%
--------------------------------------------------------------------------------
     201,000    Fiserv, Inc.(1)                                      7,349
--------------------------------------------------------------------------------
     178,000    Global Payments Inc.(2)                              8,540
--------------------------------------------------------------------------------
     558,000    Sabre Holdings Corp.                                13,163
--------------------------------------------------------------------------------
                                                                    29,052
--------------------------------------------------------------------------------
MACHINERY - 1.7%
--------------------------------------------------------------------------------
     222,000    Deere & Co.                                         15,105
--------------------------------------------------------------------------------
MEDIA - 1.9%
--------------------------------------------------------------------------------
     101,100    Entercom Communications Corp.(1)                     4,610
--------------------------------------------------------------------------------
     490,000    Radio One Inc.(1)(2)                                 9,291
--------------------------------------------------------------------------------
     322,527    Spanish Broadcasting System(1)                       3,135
--------------------------------------------------------------------------------
                                                                    17,036
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.2%
--------------------------------------------------------------------------------
     327,000    J.C. Penney Co. Inc. Holding Company                11,072
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 1.7%
--------------------------------------------------------------------------------
     212,817    Zebra Technologies Corp. Cl A(1)                    15,597
--------------------------------------------------------------------------------
OIL & GAS - 1.5%
--------------------------------------------------------------------------------
     129,423    Western Gas Resources Inc.                           7,047
--------------------------------------------------------------------------------
     249,500    XTO Energy Inc.                                      6,662
--------------------------------------------------------------------------------
                                                                    13,709
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 3.0%
--------------------------------------------------------------------------------
     444,000    Estee Lauder Companies, Inc. Cl A                   20,295
--------------------------------------------------------------------------------
     174,000    NBTY, Inc.(1)                                        6,466
--------------------------------------------------------------------------------
                                                                    26,761
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.4%
--------------------------------------------------------------------------------
     190,000    IVAX Corp.(1)                                        4,047
--------------------------------------------------------------------------------
     358,000    Medicis Pharmaceutical Corp. Cl A                   15,364
--------------------------------------------------------------------------------
     142,213    MGI Pharma Inc.(1)                                   8,792
--------------------------------------------------------------------------------
     276,000    Salix Pharmaceuticals Ltd.(1)(2)                     8,537
--------------------------------------------------------------------------------
     331,000    SuperGen Inc.(1)                                     2,718
--------------------------------------------------------------------------------
                                                                    39,458
--------------------------------------------------------------------------------
ROAD & RAIL - 0.5%
--------------------------------------------------------------------------------
     120,640    Yellow Roadway Corp.(1)                              4,108
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.7%
--------------------------------------------------------------------------------
     270,000    National Semiconductor Corp.(1)                     11,013
--------------------------------------------------------------------------------
      85,000    Silicon Laboratories Inc.(1)                         4,008
--------------------------------------------------------------------------------
                                                                    15,021
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
SOFTWARE - 6.3%
--------------------------------------------------------------------------------
     303,000  Check Point
              Software Technologies(1)                            $  7,099
--------------------------------------------------------------------------------
     168,000   Hyperion Solutions Corp.(1)                           6,448
--------------------------------------------------------------------------------
     173,000   Manhattan Associates Inc.(1)                          4,649
--------------------------------------------------------------------------------
   1,164,000   Network Associates Inc.(1)                           18,251
--------------------------------------------------------------------------------
     199,000   Symantec Corp.(1)                                     8,965
--------------------------------------------------------------------------------
   1,331,000   TIBCO Software Inc.(1)                                9,983
--------------------------------------------------------------------------------
                                                                    55,395
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.9%
--------------------------------------------------------------------------------
     185,284   Foot Locker Inc.                                      4,447
--------------------------------------------------------------------------------
     268,000   Office Depot, Inc.(1)                                 4,693
--------------------------------------------------------------------------------
     297,159   Pep Boys-Manny, Moe & Jack (The)                      8,162
--------------------------------------------------------------------------------
                                                                    17,302
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 3.9%
--------------------------------------------------------------------------------
     523,200   Coach Inc.(1)                                        22,289
--------------------------------------------------------------------------------
     115,000   NIKE, Inc. Cl B                                       8,274
--------------------------------------------------------------------------------
     207,000   Quiksilver, Inc.(1)                                   4,477
--------------------------------------------------------------------------------
                                                                    35,040
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.7%
--------------------------------------------------------------------------------
     338,000   New York Community Bancorp Inc.                       8,473
--------------------------------------------------------------------------------
     189,000   PMI Group, Inc. (The)                                 8,133
--------------------------------------------------------------------------------
     162,000   Radian Group Inc.                                     7,535
--------------------------------------------------------------------------------
                                                                    24,141
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.5%
--------------------------------------------------------------------------------
     86,238   Fastenal Company(2)                                    4,732
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
--------------------------------------------------------------------------------
     444,000   Nextel Partners, Inc. Cl A(1)(2)                      5,927
--------------------------------------------------------------------------------
     177,012   NII Holdings Inc. Cl B(1)                             6,196
--------------------------------------------------------------------------------
                                                                    12,123
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $808,120)                                                    872,972
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.7%

Repurchase Agreement, Credit Suisse
First Boston Corp., (U.S. Treasury obligations),
in a joint trading account at 0.89%,
dated 4/30/04, due 5/3/04
(Delivery value $8,901)                                              8,900
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.89%, dated 4/30/04, due 5/3/04
(Delivery value $15,701)                                            15,700
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $24,600)                                                      24,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $832,720)                                                   $897,572
================================================================================

See Notes to Financial Statements.                                  (continued)

------
6

Giftrust - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%, dated 4/30/04,
due 5/3/04 (Delivery value $248)                                    $   248
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
      $ 5,000  HBOS Treasury Services plc,
               VRN, 1.19%, 5/3/04, resets daily off
               the Federal Funds rate
               plus 0.16%  with no caps (Acquired 4/30/04,
               Cost $4,999)(4)                                        4,999
--------------------------------------------------------------------------------
        1,000  RACERS SM,  Series 2000-7, Class
               A3, VRN, 1.30%, 5/17/04, resets
               monthly off the 1-month
               LIBOR  plus 0.20% with no caps
               (Acquired 4/15/04, Cost $1,000)(4)                     1,000
--------------------------------------------------------------------------------
       11,000  Sears Credit Account Master Trust,
               Series 2002-1, VRN, 1.20%, 5/17/04,
               resets monthly off the 1-month
               LIBOR plus 0.10% with no caps                         11,005
--------------------------------------------------------------------------------
        3,900  Societe Generale, VRN, 1.12%,
               5/3/04, resets daily off the
               Federal Funds rate plus 0.06%
               with no caps                                           3,899
--------------------------------------------------------------------------------
                                                                     20,903
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $21,151)                                                      $21,151
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

LIBOR = London Interbank Offered Rate

RACERS SM = Restructured Asset Certificates with Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective April 30, 2004.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of April 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in
    Notes to Financial Statements.)

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at April 30, 2004, was
    $5,999, which represented 0.7% of net assets.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $832,720) - including $20,659 of
securites loaned                                                      $ 897,572
--------------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value (cost of $21,151)                       21,151
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $853,871)                918,723
--------------------------------------------------------------------
Receivable for investments sold                                           9,458
--------------------------------------------------------------------
Dividends and interest receivable                                           296
--------------------------------------------------------------------------------
                                                                        928,477
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for securities loaned, at value                                  21,151
--------------------------------------------------------------------
Disbursements in excess of demand deposit cash                               15
--------------------------------------------------------------------
Payable for investments purchased                                        13,472
--------------------------------------------------------------------------------
                                                                         34,638
--------------------------------------------------------------------------------

NET ASSETS                                                           $  893,839
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                              200,000
================================================================================
Outstanding                                                              63,478
================================================================================

NET ASSET VALUE PER SHARE                                                $14.08
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $1,337,791
--------------------------------------------------------------------
Accumulated net investment loss                                            (357)
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (508,447)
--------------------------------------------------------------------
Net unrealized appreciation on investments                               64,852
--------------------------------------------------------------------------------
                                                                     $  893,839
================================================================================

See Notes to Financial Statements.

------
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                               $ 1,622
--------------------------------------------------------------------
Interest                                                                    177
--------------------------------------------------------------------
Security lending                                                            141
--------------------------------------------------------------------------------
                                                                          1,940
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           4,563
--------------------------------------------------------------------
Directors' fees and expenses                                                  5
--------------------------------------------------------------------
Other expenses                                                                5
--------------------------------------------------------------------------------
                                                                          4,573
--------------------------------------------------------------------
Amount waived                                                            (2,276)
--------------------------------------------------------------------------------
                                                                          2,297
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                        (357)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             98,318
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                    (95,062)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          3,256
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 2,899
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004             2003

OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                 $   (357)        $  (4,298)
---------------------------------------------------
Net realized gain (loss)                              98,318            (2,472)
---------------------------------------------------
Change in net unrealized appreciation                (95,062)          144,671
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              2,899           137,901
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                              8,014            15,126
---------------------------------------------------
Payments for shares redeemed                         (12,995)          (12,861)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       (4,981)            2,265
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (2,082)          140,166
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  895,921           755,755
--------------------------------------------------------------------------------
End of period                                       $893,839          $895,921
================================================================================

Accumulated net investment loss                        $(357)              -
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                     558             1,239
---------------------------------------------------------
Redeemed                                                (900)           (1,042)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund           (342)              197
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
11

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee before waiver is 1.00%. The manager voluntarily agreed to waive its management fee from February 1, 2004 through July 31, 2004. The annual effective management fee after waiver is 0.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended April 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2004, were $1,159,149 and $1,139,394, respectively.

4. SECURITIES LENDING

As of April 30, 2004, securities in the fund valued at $20,659 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$21,151. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2004.

                                                                     (continued)

------
12

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                       $856,705
================================================================================
Gross tax appreciation of investments                                  $88,906
--------------------------------------------------------------------
Gross tax depreciation of investments                                  (26,888)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $62,018
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2003, the fund had accumulated capital losses of $603,762, which represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011.

------
13

Giftrust - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------

                                 2004(1)         2003      2002        2001       2000       1999
PER-SHARE DATA
Net Asset Value,
Beginning of Period              $14.04         $11.88    $14.04      $43.71     $26.80     $16.85
------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Loss(2)          (0.01)         (0.07)    (0.06)      (0.02)     (0.32)     (0.14)
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                      0.05           2.23     (2.10)     (21.07)     17.23      10.09
------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations            0.04           2.16     (2.16)     (21.09)     16.91       9.95
------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Realized Gains            --             --        --       (8.58)        --         --
------------------------------------------------------------------------------------------------------
  Net Asset Value,
  End of Period                  $14.08         $14.04    $11.88      $14.04     $43.71     $26.80
======================================================================================================
  TOTAL RETURN(3)                  0.28%         18.18%   (15.38)%    (56.36)%    63.10%     59.05%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets              0.50%(4)(5)    1.00%     1.00%       1.00%     1.00%      1.00%
---------------------------------
Ratio of Net Investment Loss to
Average Net Assets                (0.08)%(4)(5)  (0.55)%   (0.42)%     (0.11)%   (0.75)%    (0.66)%
---------------------------------
Portfolio Turnover Rate              130%           140%      140%        196%       92%       117%
---------------------------------
Net Assets,
End of Period (in millions)         $894           $896      $756        $880     $2,086     $1,250
------------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) During a portion of the period ended April 30, 2004, the manager voluntarily agreed to waive its management fee. The waiver will be in effect from February 1, 2004 through July 31, 2004. Had fees not been waived the annualized ratio of operating expenses to average net assets and annualized ratio of net investment loss to average net assets would have been 1.00% and
    (0.58)%, respectively.

See Notes to Financial Statements.

------
14

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
15

Notes

------
16

CONTACT US

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American Century Investment Services, Inc.
(c)2004 American Century Services Corporation

APRIL 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Select Fund
Capital Growth Fund
New Opportunities II Fund

[american century logo and text logo]

Our Message to You.......................................................   1

SELECT

CAPITAL GROWTH

NEW OPPORTUNITIES II

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Select, Capital
Growth and New Opportunities II funds for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets. We also have many informative resources available in the Education &
Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers, III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Select - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             19.70%    -4.12%      8.48%    14.23%      6/30/71(1)
--------------------------------------------------------------------------------
S&P 500 INDEX              22.88%    -2.26%     11.36%    11.28%         --
--------------------------------------------------------------------------------
Institutional Class        19.93%    -3.93%       --       6.10%      3/13/97
--------------------------------------------------------------------------------
Advisor Class              19.48%    -4.35%       --       2.92%       8/8/97
--------------------------------------------------------------------------------
A Class                                                               1/31/03
   No sales charge*        19.41%      --         --      22.06%(2)
   With sales charge*      12.53%      --         --      16.40%(2)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
   No sales charge*        18.50%      --         --      21.15%(2)
   With sales charge*      14.50%      --         --      18.07%(2)
--------------------------------------------------------------------------------
C Class                    18.52%      --         --      21.23%(2)   1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Although the fund's actual inception date was 10/31/58, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

(2)  Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/11/03, 2/1/03 to 2/11/03, and 2/1/03 to
     3/11/03 for the A, B, and C Class shares, respectively.

                                                                     (continued)

------
2

Select - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-----------------------------------------------------------------------------------------------------
                 1995    1996    1997     1998     1999    2000     2001     2002      2003     2004
-----------------------------------------------------------------------------------------------------
Investor Class   7.13%  19.89%  20.54%   40.19%   28.41%  13.38%  -17.52%  -15.63%   -14.23%   19.70%
-----------------------------------------------------------------------------------------------------
S&P 500 Index   17.47%  30.21%  25.13%   41.07%   21.82%  10.13%  -12.97%  -12.63%   -13.31%   22.88%
-----------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

Select - Portfolio Commentary

[photo of John Sykora and Keith Lee]

A PORTFOLIO COMMENTARY FROM JOHN SYKORA AND KEITH LEE, PORTFOLIO MANAGERS ON THE
SELECT INVESTMENT TEAM.

Select gained 5.60%* during the six months ended April 30, 2004, more than doubling the 2.66% average gain of its large-cap growth peers tracked by
Morningstar. The Standard & Poor's 500 Index gained 6.27%.

The portfolio's advance came during a stretch marked by continued economic and profit growth. During the period's closing weeks, however, the stock market weakened amid concerns that the recovery would be stalled by rising oil prices, geopolitical uncertainty, and higher interest rates. From a size and investment style standpoint, small- and mid-cap stocks outperformed large-cap stocks, and value stocks outperformed growth issues.

Select's health care holdings, particularly pharmaceutical companies, provided the biggest contribution to the portfolio's performance. The rise was led by
Pfizer, which markets a portfolio of well-known drugs including Lipitor,
Celebrex and Viagra. The company reported strong sales growth in back-to-back quarters during the period and reaffirmed its earnings forecast for 2004.
Another top contributor was Forest Laboratories, which generated sales growth from antidepressants Celexa and Lexapro, and from the launch of Namenda, its new
Alzheimer's drug. Investments in Novartis and Eli Lilly boosted performance as well.

The health care sector also produced one of the portfolio's top individual contributors, UnitedHealth. The No. 1 U.S. health insurer raised its 2004 earnings forecast and benefited from a slowdown in the rate of growth in health care costs.

Investments in insurance companies helped drive gains in Select's financial stake. The top contributors were American International Group and Berkshire
Hathaway. Higher insurance rates were key drivers of profit growth at both companies. Prudential, one of the country's largest life insurers, also advanced.

TOP TEN HOLDINGS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
-------------------------------------------------------------------------------
Aramark Corp. Cl B                        4.3%                  4.0%
-------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                              4.2%                  3.8%
-------------------------------------------------------------------------------
American International
Group, Inc.                               3.4%                  3.7%
-------------------------------------------------------------------------------
InterActiveCorp                           3.3%                  3.9%
-------------------------------------------------------------------------------
Weight Watchers
International Inc.                        3.1%                  1.9%
-------------------------------------------------------------------------------
Carnival Corporation                      3.1%                  2.4%
-------------------------------------------------------------------------------
General Electric Co.                      3.0%                  1.4%
-------------------------------------------------------------------------------
Four Seasons Hotels Inc.                  2.8%                  3.0%
-------------------------------------------------------------------------------
Johnson & Johnson                         2.8%                  2.5%
-------------------------------------------------------------------------------
Microsoft Corporation                     2.7%                  3.0%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor
 Class shares.                                                     (continued)

------
4

Select - Portfolio Commentary

In addition, Select benefited from holdings in companies that make consumer staples. The rise was led by Coca-Cola and PepsiCo. Another standout was Nestle, one of the world's top food and beverage companies. Based in Switzerland, Nestle markets such brands as Nescafe coffee, Perrier bottled water, KitKat chocolate bars, Stouffer's convenience foods, and Purina pet foods. Elsewhere in this sector, investments in manufacturers of personal products and everyday household items also contributed to performance.

Discretionary consumer goods and services companies turned in mixed results.
Carnival Corporation, operator of the Princess, Cunard and Carnival Cruise lines was a positive contributor. The Miami-based company saw its pricing improve and bookings rise as the travel industry continued to recover from the slump it hit in the run up to the Iraq war.

On the downside, Select was hurt by investments in retailers. One of the top detractors was InterActiveCorp, an operator of online travel, shopping and ticketing businesses. The company's shares are trading higher than a year ago, but it struggled in the last six months. Other detractors from this sector included movie-rental chain Blockbuster and multi-line retailer Kohl's.

The portfolio's stake in the information technology sector was the top detractor from performance. Intel hurt performance the most in this sector. Although the world's largest semiconductor manufacturer was the top performer in the
Dow Jones Industrial Average in 2003, it was unable to sustain its advance after missing analysts' earnings projections. Wireless handset maker
Nokia was another detractor from the technology sector.

Not all of the technology news was negative. Select earned a positive contribution from its stake in DST Systems, an IT company serving the financial industry.

Looking ahead, we are hopeful that the strengthening economy will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own great businesses experiencing accelerating growth.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Pharmaceuticals                          12.3%                 13.9%
--------------------------------------------------------------------------------
Insurance                                 7.9%                  9.9%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                7.6%                  6.5%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 6.6%                  6.1%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                5.3%                  5.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            98.9%                 98.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.1%                  2.0%
--------------------------------------------------------------------------------

------
5

Select - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.9%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
          383,000   General Dynamics Corp.                       $   35,856,460
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.2%
--------------------------------------------------------------------------------
        1,649,000   Harley-Davidson, Inc.                            92,871,680
--------------------------------------------------------------------------------

BEVERAGES -- 5.2%
--------------------------------------------------------------------------------
          890,000   Anheuser-Busch Companies, Inc.                   45,603,600
--------------------------------------------------------------------------------
        1,660,000   Coca-Cola Company (The)                          83,946,200
--------------------------------------------------------------------------------
        1,552,300   PepsiCo, Inc.                                    84,584,827
--------------------------------------------------------------------------------
                                                                    214,134,627
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.0%
--------------------------------------------------------------------------------
          711,200   Amgen Inc.(1)                                    40,019,224
--------------------------------------------------------------------------------
          115,000   Cephalon, Inc.(1)                                 6,544,650
--------------------------------------------------------------------------------
           75,000   Gilead Sciences, Inc.(1)                          4,562,250
--------------------------------------------------------------------------------
          442,200   Invitrogen Corp.(1)(2)                           31,940,106
--------------------------------------------------------------------------------
                                                                     83,066,230
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
        1,069,370   Bank of New York Co., Inc. (The)                 31,161,442
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 0.5%
--------------------------------------------------------------------------------
          811,000   U.S. Bancorp                                     20,794,040
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 7.6%
--------------------------------------------------------------------------------
        6,242,379   Aramark Corp. Cl B                              178,532,039
--------------------------------------------------------------------------------
          405,000   Avery Dennison Corp.                             26,013,150
--------------------------------------------------------------------------------
          320,000   Block (H & R), Inc.                              14,435,200
--------------------------------------------------------------------------------
        1,072,000   Cintas Corp.                                     48,197,120
--------------------------------------------------------------------------------
        1,644,800   Waste Management, Inc.                           46,712,320
--------------------------------------------------------------------------------
                                                                    313,889,829
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
        2,690,000   Cisco Systems Inc.(1)                            56,140,300
--------------------------------------------------------------------------------
          360,000   QUALCOMM Inc.                                    22,485,600
--------------------------------------------------------------------------------
           85,000   Research In Motion Ltd.(1)                        7,374,600
--------------------------------------------------------------------------------
                                                                     86,000,500
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.5%
--------------------------------------------------------------------------------
        3,010,100   Dell Inc.(1)                                    104,480,571
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.0%
--------------------------------------------------------------------------------
          683,400   American Express Co.                             33,452,430
--------------------------------------------------------------------------------
        1,260,000   SLM Corporation                                  48,270,600
--------------------------------------------------------------------------------
                                                                     81,723,030
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
        1,113,966   Citigroup Inc.                                   53,570,625
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
          716,600   CDW Corp.                                        44,780,334
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.5%
--------------------------------------------------------------------------------
          475,000   BJ Services Co.(1)                               21,137,500
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
          335,000   Wal-Mart Stores, Inc.                            19,095,000
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          341,977   Nestle SA ORD                                $   86,563,093
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
          565,100   Medtronic, Inc.                                  28,514,946
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 5.3%
--------------------------------------------------------------------------------
        1,925,148   Health Management
                    Associates, Inc. Cl A                            44,528,673
--------------------------------------------------------------------------------
        2,845,000   UnitedHealth Group
                    Incorporated                                    174,910,600
--------------------------------------------------------------------------------
                                                                    219,439,273
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 6.6%
--------------------------------------------------------------------------------
        3,035,000   Carnival Corporation                            129,503,450
--------------------------------------------------------------------------------
          724,802   Cheesecake Factory Inc.(1)                       30,695,365
--------------------------------------------------------------------------------
        2,130,000   Four Seasons Hotels Inc.(2)(3)                  113,955,000
--------------------------------------------------------------------------------
                                                                    274,153,815
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 2.1%
--------------------------------------------------------------------------------
        3,222,500   Yankee Candle Company Inc.(1)(3)                 87,265,300
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.6%
--------------------------------------------------------------------------------
          590,000   Colgate-Palmolive Co.                            34,149,200
--------------------------------------------------------------------------------
          694,300   Procter & Gamble Co. (The)                       73,422,225
--------------------------------------------------------------------------------
                                                                    107,571,425
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 3.0%
--------------------------------------------------------------------------------
        4,155,700   General Electric Co.                            124,463,215
--------------------------------------------------------------------------------

INSURANCE -- 7.9%
--------------------------------------------------------------------------------
        1,969,625   American International
                    Group, Inc.                                     141,123,631
--------------------------------------------------------------------------------
          474,272   Axis Capital Holdings Limited                    12,923,912
--------------------------------------------------------------------------------
              698   Berkshire Hathaway Inc. Cl A(1)                  65,186,220
--------------------------------------------------------------------------------
           20,624   Berkshire Hathaway Inc. Cl B(1)                  64,326,256
--------------------------------------------------------------------------------
          972,000   Marsh & McLennan
                    Companies, Inc.                                  43,837,200
--------------------------------------------------------------------------------
                                                                    327,397,219
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 4.0%
--------------------------------------------------------------------------------
          100,000   Amazon.com, Inc.(1)                               4,346,000
--------------------------------------------------------------------------------
          280,000   eBay Inc.(1)                                     22,349,600
--------------------------------------------------------------------------------
        4,289,361   InterActiveCorp(1)(2)                           136,701,935
--------------------------------------------------------------------------------
                                                                    163,397,535
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
          533,000   Sina Corp.(1)                                    15,190,500
--------------------------------------------------------------------------------
           80,000   Yahoo! Inc.(1)                                    4,036,800
--------------------------------------------------------------------------------
                                                                     19,227,300
--------------------------------------------------------------------------------

IT SERVICES -- 2.5%
--------------------------------------------------------------------------------
        1,354,000   DST Systems, Inc.(1)(2)                          59,779,100
--------------------------------------------------------------------------------
          105,000   First Data Corp.                                  4,765,950
--------------------------------------------------------------------------------
          735,000   Hewitt Associates, Inc.(1)                       22,718,850
--------------------------------------------------------------------------------
           80,000   Paychex, Inc.                                     2,982,400
--------------------------------------------------------------------------------
          520,000   SunGard Data Systems Inc.(1)                     13,556,400
--------------------------------------------------------------------------------
                                                                    103,802,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Select - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

MACHINERY -- 0.8%
--------------------------------------------------------------------------------
          840,000   Dover Corp.                                  $   33,625,200
--------------------------------------------------------------------------------

MEDIA -- 1.8%
--------------------------------------------------------------------------------
        5,990,000   British Sky Broadcasting
                    plc ORD                                          70,864,641
--------------------------------------------------------------------------------
           40,600   McGraw-Hill Companies,
                    Inc. (The)                                        3,201,716
--------------------------------------------------------------------------------
                                                                     74,066,357
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
          771,000   Kohl's Corp.(1)                                  32,220,090
--------------------------------------------------------------------------------
          475,400   Target Corporation                               20,618,098
--------------------------------------------------------------------------------
                                                                     52,838,188
--------------------------------------------------------------------------------

OIL & GAS -- 2.2%
--------------------------------------------------------------------------------
          451,380   Apache Corp.                                     18,899,281
--------------------------------------------------------------------------------
          215,000   BP plc ADR                                       11,373,500
--------------------------------------------------------------------------------
          144,415   Devon Energy Corporation                          8,838,198
--------------------------------------------------------------------------------
          325,500   EOG Resources Inc.                               16,030,875
--------------------------------------------------------------------------------
          390,000   Exxon Mobil Corp.                                16,594,500
--------------------------------------------------------------------------------
          625,000   Pioneer Natural Resources Co.                    20,443,750
--------------------------------------------------------------------------------
                                                                     92,180,104
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
        1,092,000   Estee Lauder Companies,
                    Inc. Cl A(2)                                     49,915,320
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 12.3%
--------------------------------------------------------------------------------
        1,350,000   Altana AG ORD                                    85,919,897
--------------------------------------------------------------------------------
          140,000   Barr Pharmaceuticals Inc.(1)                      5,798,800
--------------------------------------------------------------------------------
        1,373,400   Eli Lilly and Company                           101,370,654
--------------------------------------------------------------------------------
          858,000   Forest Laboratories, Inc. Cl A(1)                55,323,840
--------------------------------------------------------------------------------
        2,107,400   Johnson & Johnson                               113,862,823
--------------------------------------------------------------------------------
          678,631   Novartis AG ORD                                  30,270,776
--------------------------------------------------------------------------------
        2,430,275   Pfizer, Inc.                                     86,906,634
--------------------------------------------------------------------------------
          460,000   Teva Pharmaceutical
                    Industries Ltd. ADR                              28,317,600
--------------------------------------------------------------------------------
                                                                    507,771,024
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
          915,000   Integrated Circuit
                    Systems, Inc.(1)(2)                              21,676,350
--------------------------------------------------------------------------------
        1,585,000   Intel Corp.                                      40,782,050
--------------------------------------------------------------------------------
           60,000   Linear Technology Corp.                           2,137,800
--------------------------------------------------------------------------------
           75,000   Microchip Technology Inc.                         2,101,500
--------------------------------------------------------------------------------
                                                                     66,697,700
--------------------------------------------------------------------------------

SOFTWARE -- 3.9%
--------------------------------------------------------------------------------
          300,000   Citrix Systems, Inc.(1)                           5,715,000
--------------------------------------------------------------------------------
        4,347,800   Microsoft Corporation                           112,912,366
--------------------------------------------------------------------------------
        2,430,000   Oracle Corp.(1)                                  27,264,600
--------------------------------------------------------------------------------
          320,000   Red Hat Inc.(1)                                   7,267,200
--------------------------------------------------------------------------------
          200,000   Symantec Corp.(1)                                 9,010,000
--------------------------------------------------------------------------------
                                                                    162,169,166
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.1%
--------------------------------------------------------------------------------
          370,100   Home Depot, Inc.                             $   13,023,819
--------------------------------------------------------------------------------
          390,200   Lowe's Companies, Inc.                           20,313,812
--------------------------------------------------------------------------------
        3,330,000   Weight Watchers
                    International Inc.(1)(2)                        129,870,000
--------------------------------------------------------------------------------
          205,000   Williams-Sonoma Inc.(1)                           6,658,400
--------------------------------------------------------------------------------
                                                                    169,866,031
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
          672,000   Freddie Mac                                      39,244,800
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 1.1%
--------------------------------------------------------------------------------
       34,715,000   Hopewell Highway
                    Infrastructure Ltd. ORD                          19,249,393
--------------------------------------------------------------------------------
       12,674,000   Jiangsu Express ORD(1)                            5,727,783
--------------------------------------------------------------------------------
       31,116,000   Zhejiang Expressway
                    Co. Ltd. ORD                                     19,447,874
--------------------------------------------------------------------------------
                                                                     44,425,050
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
        1,940,000   Nextel Communications, Inc.(1)                   46,288,400
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $3,242,217,402)                                             4,083,445,029
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.1%

Repurchase Agreement, Deutsche Bank, Inc.,
(U.S. Treasury obligations), in a joint trading
account at 0.91%, dated 4/30/04, due
5/3/04  (Delivery value $44,303,359)
(Cost $44,300,000)                                                   44,300,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $3,286,517,402)                                            $4,127,745,029
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(4)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Treasury obligations), 1.04%,
dated 4/30/04, due 5/3/04
(Delivery value $6,038,439)                                           6,037,914
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Select - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
      $24,000,000   Ford Credit Floorplan Master
                    Owner Trust, Series 2001-1,
                    Class A, VRN, 1.19%, 5/17/04,
                    resets monthly off the
                    1-month LIBOR plus 0.09%
                    with no caps                                 $   24,004,471
--------------------------------------------------------------------------------
        8,000,000   RACERS(reg.sm), Series 2000-7,
                    Class A3, VRN, 1.30%,  5/17/04,
                    resets monthly off the
                    1-month LIBOR plus 0.20% with
                    no caps (Acquired 4/15/04,
                    Cost $8,000,000)(5)                               8,000,000
--------------------------------------------------------------------------------
      $25,000,000   SPARCS 2003-3, VRN, 1.42%,
                    5/24/04, resets quarterly off
                    the 3-month LIBOR plus 0.30%
                    with no caps (Acquired 2/23/04,
                    Cost $25,000,000)(5)                         $   25,000,000
--------------------------------------------------------------------------------
                                                                     57,004,471

--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $63,042,385)                                               $   63,042,385
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

  Contracts to Sell   Settlement Date        Value       Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   83,572,026  CAD       5/28/04         $ 60,925,966          $ 141,037
--------------------------------------------------------------------------------
   77,493,373  CHF       5/28/04           59,839,149           (418,095)
--------------------------------------------------------------------------------
    8,985,562  Euro      5/28/04           10,760,552           (125,872)
--------------------------------------------------------------------------------
   11,926,554  Euro      5/28/04           14,282,502           (173,207)
--------------------------------------------------------------------------------
   18,249,066  Euro      5/28/04           21,853,951           (255,784)
--------------------------------------------------------------------------------
    9,706,848  GBP       5/28/04           17,202,806            (24,306)
--------------------------------------------------------------------------------
   14,200,519  GBP       5/28/04           25,166,642             (2,968)
--------------------------------------------------------------------------------
                                         $210,031,568          $(859,195)
                                       =========================================

(Value on Settlement Date $209,172,373)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CAD = Canadian Dollar

CHF = Swiss Franc

GBP = British Pound

LIBOR = London Interbank Offered Rate

ORD = Foreign Ordinary Share

RACERS (reg.sm) = Restructured Asset Certificates Enhanced Returns

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SPARCS = Structured Product Asset Return Certificates

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective April 30, 2004.

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of April 30, 2004.

(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in Notes to Financial Statements.)

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at April 30, 2004, was $33,000,000 which represented 0.8% of net assets.

See Notes to Financial Statements.

------
8

Capital Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                                      SINCE         INCEPTION
                                                   INCEPTION(1)       DATE
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                            -3.00%
--------------------------------------------------------------------------------
A Class                                                              2/27/04
   No sales charge*                                  -4.20%
   With sales charge*                                -9.71%
--------------------------------------------------------------------------------
B Class                                                              2/27/04
   No sales charge*                                  -4.30%
   With sales charge*                                -9.30%
--------------------------------------------------------------------------------
C Class                                                              2/27/04
   No sales charge*                                  -4.30%
   With sales charge*                                -5.26%
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Returns for periods less than one year are not annualized.

The chart on the performance page gives historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
9

Capital Growth - Portfolio Commentary

[photo of Prescott LeGard, Greg Woodhams and Tim Reynolds]

A PORTFOLIO COMMENTARY FROM PRESCOTT LEGARD, GREG WOODHAMS AND TIM REYNOLDS,
PORTFOLIO MANAGERS ON THE CAPITAL GROWTH INVESTMENT TEAM.

American Century launched Capital Growth on February 27, 2004. The management team seeks to invest in the stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. The portfolio managers look for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This includes companies whose growth rates, although still negative, are less negative than in prior periods. Capital Growth's strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenue growth have a greater-than-average chance to increase in value. During the brief period from inception through April 30,
2004, the portfolio declined 4.20%* while its benchmark, the Russell 1000 Growth
Index, declined 3.00%.

Capital Growth's introduction came during a stretch in which stock prices were under pressure from a number of factors. Oil prices were climbing, there was speculation about higher interest rates, and geopolitical concerns were heightened due to the Madrid train bombings and continued violence in Iraq. Not all of the news was negative, however, as corporate profit growth exceeded analysts' forecasts and the government reported that the economic expansion was continuing.

Investments in information technology stocks were the top detractors from performance against this backdrop. Manufacturers of communications equipment hurt results the most. The decline was led by JDS Uniphase, the world's largest manufacturer of parts that boost the speed and capacity of fiber-optic networks.
During the period, the company said the telecom recovery was uneven and reported that a small number of customers expressed interest in delaying orders to future quarters. Cisco Systems, the top supplier of networking gear, and Juniper
Networks were other notable detractors in this area.

TOP TEN HOLDINGS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                              4/30/04
--------------------------------------------------------------------------------
General Electric Co.                                            4.7%
--------------------------------------------------------------------------------
Cisco Systems Inc.                                              4.1%
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                      3.8%
--------------------------------------------------------------------------------
Medtronic, Inc.                                                 3.3%
--------------------------------------------------------------------------------
International Business Machines Corp.                           3.2%
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                   3.0%
--------------------------------------------------------------------------------
NIKE, Inc. Cl B                                                 2.6%
--------------------------------------------------------------------------------
First Data Corp.                                                2.6%
--------------------------------------------------------------------------------
American International Group, Inc.                              2.5%
--------------------------------------------------------------------------------
Oracle Corp.                                                    2.3%
--------------------------------------------------------------------------------

*All portfolio returns  referenced in this review are for Class A shares and are not  reduced by sales  charges.  Class A shares are  subject to a maximum  sales charge of 5.75%.  Had the sale charge been applied,  returns would be lower than those shown.

                                                                     (continued)

------
10

Capital Growth - Portfolio Commentary

Software and semiconductor stocks also fell. BEA Systems and Oracle led the software decline. BEA develops software that ties together and streamlines business applications, while Oracle designs data storage and management software. Xilinx, a maker of programmable microchips, was the top detractor from the semiconductor industry, and was eliminated from the portfolio.

Positive contributors from Capital Growth's information technology stake included Yahoo! and First Data. Shares of Yahoo! rose to a 52-week high after the company reported better-than-expected profits due to strong advertising sales. First Data, a processor of credit card transactions and the parent company of Western Union, rose after beating analysts' forecasts.

Companies leveraged to the financial markets led the decline of Capital Growth's financial stake. Northern Trust and State Street were top detractors. Consumer finance and insurance companies weighed on performance as well.

Accounting for one of the portfolio's largest sector allocations on average, health care stocks were the top contributors to performance during the period.

Investments in companies that make health care equipment and supplies drove positive results in this area. Alcon, the world's largest eye care products maker, was a standout performer. The company beat analysts' earnings projections due to strong sales of glaucoma treatments and artificial tear products.
Investments in C.R. Bard and Medtronic also boosted performance.

Looking ahead, we are hopeful that the strengthening economy will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                                             % OF FUND
                                                            INVESTMENTS
                                                               AS OF
                                                              4/30/04
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                               12.7%
--------------------------------------------------------------------------------
Communications Equipment                                        9.4%
--------------------------------------------------------------------------------
Pharmaceuticals                                                 7.2%
--------------------------------------------------------------------------------
Software                                                        7.0%
--------------------------------------------------------------------------------
Industrial Conglomerates                                        6.3%
--------------------------------------------------------------------------------

------
11

Capital Growth - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 100.0%

AEROSPACE & DEFENSE -- 2.5%
--------------------------------------------------------------------------------
              343   Rockwell Collins                                   $ 11,062
--------------------------------------------------------------------------------
              153   United Technologies Corp.                            13,198
--------------------------------------------------------------------------------
                                                                         24,260
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.3%
--------------------------------------------------------------------------------
              388   Harley-Davidson, Inc.                                21,852
--------------------------------------------------------------------------------

BEVERAGES -- 2.0%
--------------------------------------------------------------------------------
              346   PepsiCo, Inc.                                        18,854
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.9%
--------------------------------------------------------------------------------
              187   Amgen Inc.(1)                                        10,523
--------------------------------------------------------------------------------
              190   Celgene Corp.(1)                                      9,821
--------------------------------------------------------------------------------
              116   Neurocrine Biosciences Inc.(1)                        7,613
--------------------------------------------------------------------------------
                                                                         27,957
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.2%
--------------------------------------------------------------------------------
              122   Goldman Sachs Group, Inc. (The)                      11,773
--------------------------------------------------------------------------------
              222   Northern Trust Corp.                                  9,386
--------------------------------------------------------------------------------
                                                                         21,159
--------------------------------------------------------------------------------

CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
              563   Monsanto Co.                                         19,474
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
              414   Monster Worldwide Inc.(1)                            10,603
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 9.4%
--------------------------------------------------------------------------------
            1,889   Cisco Systems Inc.(1)                                39,423
--------------------------------------------------------------------------------
            2,818   JDS Uniphase Corp.(1)                                 8,567
--------------------------------------------------------------------------------
              581   Juniper Networks, Inc.(1)                            12,712
--------------------------------------------------------------------------------
              469   QUALCOMM Inc.                                        29,294
--------------------------------------------------------------------------------
                                                                         89,996
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 3.2%
--------------------------------------------------------------------------------
              352   International Business
                    Machines Corp.                                       31,036
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.1%
--------------------------------------------------------------------------------
              410   American Express Co.                                 20,070
--------------------------------------------------------------------------------

DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
               47   Standard and Poor's 500
                    Depositary Receipt                                    5,217
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
            1,068   Sprint Corp.                                         19,107
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
               96   Jabil Circuit, Inc.(1)                                2,533
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
              184   McCormick & Company, Incorporated                     6,285
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 12.7%
--------------------------------------------------------------------------------
              201   Alcon, Inc.                                        $ 14,924
--------------------------------------------------------------------------------
              152   Bard (C.R.), Inc.                                    16,153
--------------------------------------------------------------------------------
              569   Baxter International, Inc.                           18,009
--------------------------------------------------------------------------------
              317   Fisher Scientific International(1)                   18,560
--------------------------------------------------------------------------------
              274   Hospira Inc.(1)                                       7,798
--------------------------------------------------------------------------------
              626   Medtronic, Inc.                                      31,589
--------------------------------------------------------------------------------
              204   St. Jude Medical, Inc.(1)                            15,557
--------------------------------------------------------------------------------
                                                                        122,590
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 3.7%
--------------------------------------------------------------------------------
            1,053   Caesars Entertainment Inc.(1)                        13,952
--------------------------------------------------------------------------------
              501   Carnival Corporation                                 21,378
--------------------------------------------------------------------------------
                                                                         35,330
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 3.8%
--------------------------------------------------------------------------------
              348   Procter & Gamble Co. (The)                           36,801
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 6.3%
--------------------------------------------------------------------------------
            1,508   General Electric Co.                                 45,165
--------------------------------------------------------------------------------
              279   Textron Inc.                                         15,395
--------------------------------------------------------------------------------
                                                                         60,560
--------------------------------------------------------------------------------

INSURANCE -- 4.5%
--------------------------------------------------------------------------------
              335   American International Group, Inc.                   24,002
--------------------------------------------------------------------------------
              561   MetLife, Inc.                                        19,355
--------------------------------------------------------------------------------
                                                                         43,357
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.2%
--------------------------------------------------------------------------------
              437   VeriSign, Inc.(1)                                     7,049
--------------------------------------------------------------------------------
              272   Yahoo! Inc.(1)                                       13,725
--------------------------------------------------------------------------------
                                                                         20,774
--------------------------------------------------------------------------------

IT SERVICES -- 3.5%
--------------------------------------------------------------------------------
              210   DST Systems, Inc.(1)                                  9,272
--------------------------------------------------------------------------------
              541   First Data Corp.                                     24,555
--------------------------------------------------------------------------------
                                                                         33,827
--------------------------------------------------------------------------------

MEDIA -- 5.0%
--------------------------------------------------------------------------------
              241   Clear Channel Communications, Inc.                    9,999
--------------------------------------------------------------------------------
              496   Disney (Walt) Co.                                    11,423
--------------------------------------------------------------------------------
              443   Univision Communications Inc. Cl A(1)                14,996
--------------------------------------------------------------------------------
              492   XM Satellite Radio Holdings Inc.(1)                  11,788
--------------------------------------------------------------------------------
                                                                         48,206
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.6%
--------------------------------------------------------------------------------
              466   J.C. Penney Co. Inc. Holding Company                 15,779
--------------------------------------------------------------------------------
              304   May Department Stores Co. (The)                       9,363
--------------------------------------------------------------------------------
                                                                         25,142
--------------------------------------------------------------------------------

OIL & GAS -- 3.3%
--------------------------------------------------------------------------------
              298   Apache Corp.                                         12,477
--------------------------------------------------------------------------------
              283   Occidental Petroleum Corp.                           13,358
--------------------------------------------------------------------------------
               90   Valero Energy Corp.                                   5,738
--------------------------------------------------------------------------------
                                                                         31,573
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Capital Growth - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 7.2%
--------------------------------------------------------------------------------
              123   Eli Lilly and Company                              $  9,079
--------------------------------------------------------------------------------
              540   Mylan Laboratories Inc.                              12,371
--------------------------------------------------------------------------------
              241   Novartis AG ORD                                      10,750
--------------------------------------------------------------------------------
              555   Pfizer, Inc.                                         19,846
--------------------------------------------------------------------------------
              164   Roche Holding AG ORD                                 17,213
--------------------------------------------------------------------------------
                                                                         69,259
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
              272   Linear Technology Corp.                               9,691
--------------------------------------------------------------------------------

SOFTWARE -- 7.0%
--------------------------------------------------------------------------------
            1,253   BEA Systems, Inc.(1)                                 14,297
--------------------------------------------------------------------------------
              250   Microsoft Corporation                                 6,493
--------------------------------------------------------------------------------
              438   Novell, Inc.(1)                                       4,222
--------------------------------------------------------------------------------
            2,000   Oracle Corp.(1)                                      22,440
--------------------------------------------------------------------------------
              523   SAP AG ADR                                           19,497
--------------------------------------------------------------------------------
                                                                         66,949
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
--------------------------------------------------------------------------------
              351   NIKE, Inc. Cl B                                    $ 25,254
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
              189   MGIC Investment Corp.                                13,914
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $991,998)                                                        $961,630
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1)  Non-income producing.

See Notes to Financial Statements.

------
13

New Opportunities II - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                                   -----------
                                                     AVERAGE
                                                     ANNUAL
                                                     RETURNS
-------------------------------------------------------------------------------
                                                      SINCE       INCEPTION
                                         1 YEAR     INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS                           49.04%       7.67%           6/1/01
-------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                41.57%      -1.10%(1)         --
-------------------------------------------------------------------------------
A Class                                                              1/31/03
   No sales charge*                      48.56%      37.73%(2)
   With sales charge*                    40.14%      31.41%(2)
-------------------------------------------------------------------------------
B Class                                                              1/31/03
   No sales charge*                      47.71%      36.84%(2)
   With sales charge*                    43.71%      33.85%(2)
-------------------------------------------------------------------------------
C Class                                  47.84%      37.19%(2)       1/31/03
-------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(2)  Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to
     6/30/03 for the A, B, and C Class shares, respectively.

                                                                    (continued)

------
14

New Opportunities II - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                                                 2002*      2003        2004
--------------------------------------------------------------------------------
Investor Class                                   6.00%    -21.51%     49.04%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                      -10.59%    -23.50%     41.57%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
15

New Opportunities II -  Portfolio Commentary

[photo of John Seitzer and Harold Bradley]

A PORTFOLIO COMMENTARY FROM JOHN SEITZER, PORTFOLIO MANAGER, AND
HAROLD BRADLEY, CHIEF INVESTMENT OFFICER AND PORTFOLIO MANAGER, ON THE
NEW OPPORTUNITIES II INVESTMENT TEAM.

For the six months ended April 30, 2004, New Opportunities II gained 7.83%(1), outperforming its benchmark, the Russell 2000 Growth Index, which returned
4.01%. The S&P 500 Index, representing the broader market, rose 6.27%.

The fund posted average annual returns of 7.67% since its June 1, 2001 inception, significantly exceeding the -1.10% average of its benchmark and the
-2.65% average of the S&P 500.(2)

RENEWED VITALITY

During the six months covered by this report, the stock market continued on its upward trajectory, a course set early in 2003 with a broad-based rally that began just days ahead of the start of war in Iraq.

Numerous factors fostered positive sentiment, including mild inflation, record-low interest rates and a moderate pace of economic expansion. All provided a beneficial backdrop for profit growth, and many companies posted earnings that exceeded expectations.

Along the way, investors put their money to work in the stock market. Their enthusiasm eventually hoisted the Dow Jones Industrial Average to its highest level in 32 months, the Nasdaq to its highest point since July 2001 and the broader S&P 500 to a 23-month high. Though stocks later retreated from those lofty heights amid challenges such as labor-market weakness, rising energy prices and renewed terrorism concerns, the major U.S. indices booked solid gains for the period.

SOURCES OF STRENGTH

Our investment discipline led us to select positions in the health care sector, a significant area of emphasis and the greatest source of absolute contribution to returns. Health care equipment and supplies companies delivered the best performance. One top holding was Laserscope, which makes lasers for surgical and cosmetic applications. Increased demand for the firm's newest product, the
GreenLight(tm) laser, designed to treat benign prostate conditions, was the catalyst behind the

TOP TEN HOLDINGS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Laserscope                                2.1%                 1.0%
--------------------------------------------------------------------------------
PrivateBancorp, Inc.                      1.9%                 1.7%
--------------------------------------------------------------------------------
Bone Care
International Inc.                        1.8%                  --
--------------------------------------------------------------------------------
Inveresk Research
Group Inc.                                1.8%                  --
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp. Cl A                                1.6%                  --
--------------------------------------------------------------------------------
Euronet Worldwide Inc.                    1.6%                 1.1%
--------------------------------------------------------------------------------
Titanium Metals Corp.                     1.6%                  --
--------------------------------------------------------------------------------
Carbo Ceramics Inc.                       1.5%                  --
--------------------------------------------------------------------------------
California Micro Devices
Corporation                               1.5%                  --
--------------------------------------------------------------------------------
SkyWest, Inc.                             1.4%                  --
--------------------------------------------------------------------------------

(1)  All fund returns referenced in this commentary are for Investor Class shares.

(2)  Benchmark information since May 31, 2001, the date nearest the Investor
     Class inception that data are available.                        (continued)

------
16

New Opportunities II -  Portfolio Commentary

earnings acceleration that drew our attention. Elsewhere, pharmaceutical firm
Bone Care International and clinical laboratory operator BioReliance Corp. were other well-performing names that bolstered our results.

Investments in the consumer discretionary sector also provided significant lift and yielded additional contributors, including specialty retailer Big 5 Sporting
Goods Corp. and Jarden Corp., which makes a range of household goods, from home canning products to tooth picks.

INFORMATION TECHNOLOGY: MIXED PERFORMANCE

The information technology sector, the largest average stake during the period, gave the portfolio some of its best and worst results. We achieved considerable success with TASER International Inc., which is benefiting from increased demand for its non-lethal stun weapons -- net sales surged nearly 149% in 2003.
California Micro Devices also ranked high on the list of contributors. The company's technology reduces electromagnetic interference on cell phones via a small chip that replaces older, bulkier resistors and capacitors. In the wake of cell-number portability, demand is rising for the sleek, quality handsets that the company's products make possible for clients such as Motorola and Samsung.
Broadband equipment provider Netopia(reg.tm) also added value. The robust performance of these and other holdings alongside our success in sidestepping damage elsewhere in the sector helped us surpass our benchmark by a significant margin.

However, there were some setbacks in this arena. One disappointment was Cray,
Inc., which develops and sells supercomputers with capabilities that far exceed typical mainframe systems. The costs associated with completion of its latest supercomputer, Red Storm, pressured margins and prompted investors to sell the stock. Another that fell short was Nanometrics, from the semiconductors and semiconductor equipment industry. Alvarion Ltd., CyberGuard Corp. and
Symmetricom, all communications equipment firms, also were notable detractors.

Elsewhere, investments in the telecommunication services and materials sectors slowed overall performance.

We will remain committed to our strategy of seeking companies demonstrating acceleration in earnings because we believe they offer our investors the potential for long-term reward.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                               10.7%                  9.3%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             7.8%                  8.0%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                6.4%                  1.1%
--------------------------------------------------------------------------------
Commercial Banks                          5.7%                  3.0%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                5.3%                  4.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            99.0%                 95.6%
--------------------------------------------------------------------------------
Preferred Stocks                           --                   1.2%
--------------------------------------------------------------------------------

TOTAL EQUITY EXPOSURE                    99.0%                 96.8%
--------------------------------------------------------------------------------

Temporary Cash
Investments                               1.0%                  3.2%
--------------------------------------------------------------------------------

------
17

New Opportunities II -  Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%

AEROSPACE & DEFENSE -- 1.0%
--------------------------------------------------------------------------------
           21,012   United Industrial Corporation                   $   431,586
--------------------------------------------------------------------------------

AIRLINES -- 1.4%
--------------------------------------------------------------------------------
           32,183   SkyWest, Inc.                                       585,731
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.0%
--------------------------------------------------------------------------------
           22,453   LKQ Corporation(1)                                  398,765
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.8%
--------------------------------------------------------------------------------
           16,938   Protein Design Labs, Inc.(1)                        414,643
--------------------------------------------------------------------------------
           14,482   Vicuron Pharmaceuticals Inc.(1)                     330,334
--------------------------------------------------------------------------------
                                                                        744,977
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
            6,452   American Woodmark Corp.                             414,218
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.1%
--------------------------------------------------------------------------------
            4,230   Affiliated Managers Group Inc.(1)                   206,001
--------------------------------------------------------------------------------
            7,027   Eaton Vance Corp.                                   256,556
--------------------------------------------------------------------------------
           10,788   Investors Financial Services
                    Corporation                                         419,329
--------------------------------------------------------------------------------
                                                                        881,886
--------------------------------------------------------------------------------

CHEMICALS -- 0.4%
--------------------------------------------------------------------------------
           16,360   Material Sciences Corp.(1)                          158,692
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.7%
--------------------------------------------------------------------------------
           25,059   Bancorp Bank (The)(1)                               473,365
--------------------------------------------------------------------------------
            8,916   East West BanCorp, Inc.                             502,238
--------------------------------------------------------------------------------
            6,447   First Bancorp (Puerto Rico)                         237,636
--------------------------------------------------------------------------------
           14,071   PrivateBancorp, Inc.                                778,408
--------------------------------------------------------------------------------
           10,582   Trico Bancshares                                    368,042
--------------------------------------------------------------------------------
                                                                      2,359,689
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 4.5%
--------------------------------------------------------------------------------
            8,980   Banta Corp.                                         399,430
--------------------------------------------------------------------------------
            7,351   Intersections Inc.(1)                               181,570
--------------------------------------------------------------------------------
           32,703   Korn/Ferry International(1)                         489,890
--------------------------------------------------------------------------------
           22,469   Navigant Consulting Inc.(1)                         393,882
--------------------------------------------------------------------------------
            9,834   Resources Connection, Inc.(1)                       396,409
--------------------------------------------------------------------------------
                                                                      1,861,181
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.9%
--------------------------------------------------------------------------------
           26,921   Alvarion Ltd.(1)                                    287,247
--------------------------------------------------------------------------------
           31,825   CyberGuard Corp.(1)                                 273,695
--------------------------------------------------------------------------------
           51,556   Harmonic Inc.(1)                                    340,785
--------------------------------------------------------------------------------
           12,406   Sirf Technology Holdings Inc.(1)                    198,496
--------------------------------------------------------------------------------
           65,027   Symmetricom Inc.(1)                                 520,867
--------------------------------------------------------------------------------
                                                                      1,621,090
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.0%
--------------------------------------------------------------------------------
            8,225   Avid Technology, Inc.(1)                            394,553
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.7%
--------------------------------------------------------------------------------
           40,687   Metris Companies Inc.(1)                            284,809
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.0%
--------------------------------------------------------------------------------
           19,117   Hydrogenics Corp.(1)                            $   104,761
--------------------------------------------------------------------------------
           38,478   Plug Power Inc.(1)                                  298,974
--------------------------------------------------------------------------------
            6,531   Woodward Governor Co.                               407,143
--------------------------------------------------------------------------------
                                                                        810,878
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.8%
--------------------------------------------------------------------------------
           18,212   Cognex Corp.                                        578,777
--------------------------------------------------------------------------------
           10,922   Flir Systems Inc.(1)                                512,351
--------------------------------------------------------------------------------
           26,186   Mechanical Technology Inc.(1)                       143,237
--------------------------------------------------------------------------------
            6,192   Rogers Corp.(1)                                     369,662
--------------------------------------------------------------------------------
            8,469   Scansource Inc.(1)                                  467,743
--------------------------------------------------------------------------------
           15,743   Universal Display Corporation(1)                    199,149
--------------------------------------------------------------------------------
           64,000   Viisage Technology Inc.(1)                          532,480
--------------------------------------------------------------------------------
           29,346   X-Rite Inc.                                         395,584
--------------------------------------------------------------------------------
                                                                      3,198,983
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 6.4%
--------------------------------------------------------------------------------
            9,805   Carbo Ceramics Inc.                                 634,187
--------------------------------------------------------------------------------
           22,850   Lone Star Technologies, Inc.(1)                     468,425
--------------------------------------------------------------------------------
           11,400   Patterson-UTI Energy Inc.(1)                        412,566
--------------------------------------------------------------------------------
           18,762   Unit Corporation(1)                                 530,027
--------------------------------------------------------------------------------
            6,875   Universal Compression
                     Holdings Inc.(1)                                   204,600
--------------------------------------------------------------------------------
           26,025   Willbros Group Inc.(1)                              376,842
--------------------------------------------------------------------------------
                                                                      2,626,647
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 10.7%
--------------------------------------------------------------------------------
           25,420   Abaxis Inc.(1)                                      451,968
--------------------------------------------------------------------------------
           23,678   Align Technology, Inc.(1)                           410,103
--------------------------------------------------------------------------------
            8,700   Analogic Corporation                                411,945
--------------------------------------------------------------------------------
           15,468   Haemonetics Corporation(1)                          436,662
--------------------------------------------------------------------------------
           14,300   Kensey Nash Corp.(1)                                463,320
--------------------------------------------------------------------------------
           29,180   Laserscope(1)                                       866,937
--------------------------------------------------------------------------------
           49,027   Sonic Innovations Inc.(1)                           448,597
--------------------------------------------------------------------------------
           36,455   Urologix Inc.(1)                                    444,751
--------------------------------------------------------------------------------
           41,076   Vascular Solutions Inc.(1)                          517,146
--------------------------------------------------------------------------------
                                                                      4,451,429
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 5.3%
--------------------------------------------------------------------------------
            9,814   DaVita Inc.(1)                                      501,495
--------------------------------------------------------------------------------
           25,782   Inveresk Research Group Inc.(1)                     730,663
--------------------------------------------------------------------------------
           17,378   LCA-Vision Inc.(1)                                  437,752
--------------------------------------------------------------------------------
           13,824   SFBC International, Inc.(1)                         505,405
--------------------------------------------------------------------------------
                                                                      2,175,315
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.1%
--------------------------------------------------------------------------------
           16,916   Ameristar Casinos Inc.                              536,575
--------------------------------------------------------------------------------
           42,057   La Quinta Corporation(1)                            302,390
--------------------------------------------------------------------------------
           22,491   Ryan's Family Steak Houses Inc.(1)                  407,987
--------------------------------------------------------------------------------
           14,244   Shuffle Master, Inc.(1)                             466,491
--------------------------------------------------------------------------------
           13,698   WMS Industries Inc.(1)                              386,832
--------------------------------------------------------------------------------
                                                                      2,100,275
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

New Opportunities II -  Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 4.3%
--------------------------------------------------------------------------------
           52,224   Interface Inc.(1)                               $   445,471
--------------------------------------------------------------------------------
           12,646   Jarden Corp.(1)                                     470,431
--------------------------------------------------------------------------------
            7,408   Standard-Pacific Corporation                        373,660
--------------------------------------------------------------------------------
            5,559   William Lyon Homes Inc.(1)                          490,081
--------------------------------------------------------------------------------
                                                                      1,779,643
--------------------------------------------------------------------------------

INSURANCE -- 0.6%
--------------------------------------------------------------------------------

           20,594   American Equity Investment
                    Life Holding Co.                                    231,683
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 3.3%
--------------------------------------------------------------------------------
           26,550   Cybersource Corp.(1)                                168,327
--------------------------------------------------------------------------------
           14,941   Digital River Inc.(1)                               384,731
--------------------------------------------------------------------------------
           13,666   Equinix Inc.(1)                                     401,644
--------------------------------------------------------------------------------
           12,583   Infospace Inc.(1)                                   411,338
--------------------------------------------------------------------------------
                                                                      1,366,040
--------------------------------------------------------------------------------

IT SERVICES -- 1.6%
--------------------------------------------------------------------------------
           33,897   Euronet Worldwide Inc.(1)                           658,619
--------------------------------------------------------------------------------

MACHINERY -- 2.5%
--------------------------------------------------------------------------------
           14,532   American Science and
                    Engineering Inc.(1)                                 200,542
--------------------------------------------------------------------------------
           24,187   Astec Industries Inc.(1)                            431,496
--------------------------------------------------------------------------------
           11,983   Lincoln Electric Holdings Inc.                      377,824
--------------------------------------------------------------------------------
                                                                      1,009,862
--------------------------------------------------------------------------------

MEDIA -- 2.1%
--------------------------------------------------------------------------------
            7,894   Getty Images Inc.(1)                                431,012
--------------------------------------------------------------------------------
           13,886   Salem Communications
                    Corp. Cl A(1)                                       413,942
--------------------------------------------------------------------------------
                                                                        844,954
--------------------------------------------------------------------------------

METALS & MINING -- 4.3%
--------------------------------------------------------------------------------
           13,460   Arch Coal Inc.                                      412,011
--------------------------------------------------------------------------------
           30,448   KFX Inc.(1)                                         307,220
--------------------------------------------------------------------------------
           19,758   Steel Technologies Inc.                             381,132
--------------------------------------------------------------------------------
            8,255   Titanium Metals Corp.(1)                            654,208
--------------------------------------------------------------------------------
                                                                      1,754,571
--------------------------------------------------------------------------------

OIL & GAS -- 1.0%
--------------------------------------------------------------------------------
           40,053   Magnum Hunter Resources Inc.(1)                     411,344
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.4%
--------------------------------------------------------------------------------
           30,296   Bone Care International Inc.(1)                     747,099
--------------------------------------------------------------------------------
           15,676   Medicis Pharmaceutical Corp. Cl A                   672,814
--------------------------------------------------------------------------------
                                                                      1,419,913
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 3.3%
--------------------------------------------------------------------------------
           43,348   California Micro Devices
                    Corporation(1)                                  $   622,044
--------------------------------------------------------------------------------
           41,212   Silicon Image Inc.(1)                               419,950
--------------------------------------------------------------------------------
            7,112   Silicon Laboratories Inc.(1)                        335,331
--------------------------------------------------------------------------------
                                                                      1,377,325
--------------------------------------------------------------------------------

SOFTWARE -- 3.6%
--------------------------------------------------------------------------------
           12,790   Activision, Inc.(1)                                 192,617
--------------------------------------------------------------------------------
           32,559   DocuCorporation International Inc.(1)               352,940
--------------------------------------------------------------------------------
           16,669   Open Solutions Inc.(1)                              412,225
--------------------------------------------------------------------------------
            9,782   THQ Inc.(1)                                         181,358
--------------------------------------------------------------------------------
          136,442   Viewpoint Corp.(1)                                  337,012
--------------------------------------------------------------------------------
                                                                      1,476,152
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.5%
--------------------------------------------------------------------------------
           20,839   Big 5 Sporting Goods Corp.(1)                       517,224
--------------------------------------------------------------------------------
           22,831   Brookstone Inc.(1)                                  454,109
--------------------------------------------------------------------------------
            9,937   Urban Outfitters Inc.(1)                            458,791
--------------------------------------------------------------------------------
                                                                      1,430,124
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
--------------------------------------------------------------------------------
           21,832   Fossil Inc.(1)                                      534,666
--------------------------------------------------------------------------------
            7,785   Timberland Co. (The)(1)                             488,275
--------------------------------------------------------------------------------
                                                                      1,022,941
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 1.2%
--------------------------------------------------------------------------------
            9,116   Hughes Supply, Inc.                                 509,493
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $37,081,098)                                                   40,793,368
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.0%

Repurchase Agreement, Deutsche
Bank, Inc., (U.S. Treasury obligations),
in a joint trading account at 0.91%,
dated 4/30/04, due 5/3/04  (Delivery value $400,030)
(Cost $400,000)                                                         400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $37,481,098)                                                  $41,193,368
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1)  Non-income producing.

See Notes to Financial Statements.

------
19

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                                         CAPITAL           NEW
                                                          SELECT         GROWTH      OPPORTUNITIES II
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investment securities -- unaffiliated, at value
(cost of $3,137,989,028, $991,998 and $37,481,098,
respectively) --including $42,591,026,
$- and $-- of securities loaned, respectively         $3,926,524,729    $  961,630      $41,193,368
---------------------------------------------------
Investment securities -- affiliated, at value
(cost of $148,528,374, $-- and $--,
respectively) -- including $18,398,650,
$-- and $-- of securities loaned, respectively           201,220,300            --               --
---------------------------------------------------
Investments made with cash collateral
received for securities on loan, at value
(cost of $63,042,385, $-- and $--, respectively)          63,042,385            --               --
----------------------------------------------------------------------------------------------------
Total investment securities, at value
(cost of $3,349,559,787, $991,998
and $37,481,098, respectively)                         4,190,787,414       961,630       41,193,368
---------------------------------------------------
Cash                                                              --        26,574          227,106
---------------------------------------------------
Receivable for investments sold                           31,738,738        16,694        1,233,882
---------------------------------------------------
Receivable for forward foreign
currency exchange contracts                                  141,037            --               --
---------------------------------------------------
Receivable for capital shares sold                           318,098            --          114,759
---------------------------------------------------
Dividends and interest receivable                          3,260,741           550            6,359
----------------------------------------------------------------------------------------------------
                                                       4,226,246,028     1,005,448       42,775,474
----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for collateral received
on securities loaned                                      63,042,385            --               --
---------------------------------------------------
Disbursements in excess of demand deposit cash             4,773,044            --               --
---------------------------------------------------
Payable for investments purchased                         26,283,431        20,576        1,427,302
---------------------------------------------------
Payable for forward foreign currency
exchange contracts                                         1,000,232            --               --
---------------------------------------------------
Accrued management fees                                    3,444,662           836           52,282
---------------------------------------------------
Distribution fees payable                                      9,876           420              567
---------------------------------------------------
Service fees and service and distribution
fees payable                                                  12,586           209            1,068
----------------------------------------------------------------------------------------------------
                                                          98,566,216        22,041        1,481,219
----------------------------------------------------------------------------------------------------

NET ASSETS                                            $4,127,679,812    $  983,407      $41,294,255
====================================================================================================

See Notes to Financial Statements.                                                       (continued)

------
20

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
                                                                        CAPITAL           NEW
                                                        SELECT          GROWTH      OPPORTUNITIES II
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)             $3,995,963,683    $1,026,608      $33,971,733
---------------------------------------------------
Accumulated undistributed net
investment income (loss)                                   541,667        (1,800)        (231,074)
---------------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment
and foreign currency transactions                     (709,264,198)      (11,033)       3,841,326
---------------------------------------------------
Net unrealized appreciation (depreciation)
on investments and translation of assets and
liabilities in foreign currencies                      840,438,660       (30,368)       3,712,270
-----------------------------------------------------------------------------------------------------
                                                    $4,127,679,812    $  983,407      $41,294,255
=====================================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                          $3,830,145,303           N/A      $35,208,266
---------------------------------------------------
Shares outstanding                                     107,395,787           N/A        5,676,018
---------------------------------------------------
Net asset value per share                                   $35.66           N/A            $6.20
-----------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                            $245,879,442           N/A               --
---------------------------------------------------
Shares outstanding                                       6,843,897           N/A               --
---------------------------------------------------
Net asset value per share                                   $35.93           N/A               --
-----------------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                             $22,350,673           N/A              N/A
---------------------------------------------------
Shares outstanding                                         632,684           N/A              N/A
---------------------------------------------------
Net asset value per share                                   $35.33           N/A              N/A
-----------------------------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                             $24,283,919      $328,483       $5,130,857
---------------------------------------------------
Shares outstanding                                         682,844        34,280          829,639
---------------------------------------------------
Net asset value per share                                   $35.56         $9.58            $6.18
---------------------------------------------------
Maximum offering price (net asset value
divided by 0.9425)                                          $37.73        $10.16            $6.56
-----------------------------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                              $1,969,529      $326,137         $457,094
---------------------------------------------------
Shares outstanding                                          55,900        34,079           74,591
---------------------------------------------------
Net asset value per share                                   $35.23         $9.57            $6.13
-----------------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
-----------------------------------------------------------------------------------------------------
Net assets                                              $3,050,946      $328,787         $498,038
---------------------------------------------------
Shares outstanding                                          86,526        34,356           80,964
---------------------------------------------------
Net asset value per share                                   $35.26         $9.57            $6.15
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
21

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                                         CAPITAL           NEW
                                                         SELECT         GROWTH(1)    OPPORTUNITIES II
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)

INCOME:
-------------------------------------------------
Dividends (including $76,656 from affiliates
for Select and net of foreign taxes withheld
of $735,447, $29 and $71, respectively)                $ 21,093,699      $  1,212      $   62,411
-------------------------------------------------
Interest                                                    257,195            17           4,980
-------------------------------------------------
Securities lending                                          238,058            --              --
-----------------------------------------------------------------------------------------------------
                                                         21,588,952         1,229          67,391
-----------------------------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------
Management fees                                          20,899,735         1,725         291,693
-------------------------------------------------
Distribution fees:
-------------------------------------------------
  Advisor Class                                              39,716            --              --
-------------------------------------------------
  B Class                                                     5,869           431           1,319
-------------------------------------------------
  C Class                                                     9,218           434           1,003
-------------------------------------------------
Service fees:
-------------------------------------------------
  Advisor Class                                              39,716            --              --
-------------------------------------------------
  B Class                                                     1,956           144             440
-------------------------------------------------
  C Class                                                     3,073           145             334
-------------------------------------------------
Service and distribution fees - A Class                      21,617           143           2,698
-------------------------------------------------
Directors' fees and expenses                                 25,963             6             242
-------------------------------------------------
Other expenses                                               11,913             1             736
-----------------------------------------------------------------------------------------------------
                                                         21,058,776         3,029         298,465
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                530,176        (1,800)       (231,074)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------
Investment transactions (including $1,866,602
from affiliates for Select)                             201,315,350       (11,040)      5,935,781
-------------------------------------------------
Foreign currency transactions                             6,224,247             7            (386)
-----------------------------------------------------------------------------------------------------
                                                        207,539,597       (11,033)      5,935,395
-----------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:
-------------------------------------------------
Investments                                              24,067,029       (30,368)     (3,266,075)
-------------------------------------------------
Translation of assets and liabilities in
foreign currencies                                         (791,271)           --              --
-----------------------------------------------------------------------------------------------------
                                                         23,275,758       (30,368)     (3,266,075)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                 230,815,355       (41,401)      2,669,320
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                              $231,345,531      $(43,201)     $2,438,246
=====================================================================================================

(1)  February 27, 2004 (inception date) through April 30, 2004.

See Notes to Financial Statements.

------
22

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                               SELECT               CAPITAL GROWTH(1)
-----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2004              2003             2004
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                    $       530,176    $    1,404,549      $   (1,800)
---------------------------------------------
Net realized gain (loss)                            207,539,597       228,893,778         (11,033)
---------------------------------------------
Change in net unrealized
appreciation (depreciation)                          23,275,758       374,823,238         (30,368)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           231,345,531       605,121,565         (43,201)
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------------------
  Investor Class                                             --        (8,963,381)             --
---------------------------------------------
  Institutional Class                                        --          (850,467)             --
---------------------------------------------
  Advisor Class                                              --            (1,215)             --
-----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions                    --        (9,815,063)             --
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    (202,413,801)     (225,051,208)      1,026,608
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           28,931,730       370,255,294         983,407

NET ASSETS
-----------------------------------------------------------------------------------------------------
Beginning of period                               4,098,748,082     3,728,492,788              --
-----------------------------------------------------------------------------------------------------
End of period                                    $4,127,679,812    $4,098,748,082      $  983,407
=====================================================================================================

Accumulated undistributed net
investment income (loss)                               $541,667           $11,491         $(1,800)
=====================================================================================================

(1)  February 27, 2004 (inception date) through April 30, 2004.

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
-------------------------------------------------------------------------------
                                                      NEW OPPORTUNITIES II
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                2004            2003
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment loss                              $  (231,074)     $ (304,861)
------------------------------------------
Net realized gain                                  5,935,395       2,820,904
------------------------------------------
Change in net unrealized
appreciation (depreciation)                       (3,266,075)      7,085,442
------------------------------------------
Net increase in net assets
resulting from operations                          2,438,246       9,601,485
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    5,203,340      (1,427,778)
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         7,641,586       8,173,707

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               33,652,669      25,478,962
-------------------------------------------------------------------------------
End of period                                    $41,294,255     $33,652,669
===============================================================================

Accumulated net investment loss                    $(231,074)             --
===============================================================================

See Notes to Financial Statements.

------
24

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Select Fund (Select), Capital Growth
Fund (Capital Growth) and New Opportunities II Fund (New Opportunities II)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Select is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. Capital Growth is authorized to issue the A Class, the B Class and the
C Class. New Opportunities II is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class and the C Class. The A Class may
incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Select and
New Opportunities II's A Class, B Class and C Class commenced on January 31,
2003, at which time the Investor Class was no longer available to new investors.
Capital Growth's A Class, B Class and C Class incepted on February 27, 2004.
Sale of New Opportunities II's Institutional Class had not commenced as of
April 30, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur  after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Select may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Select continues to recognize any gain  or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

                                                                    (continued)

------
25

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE  CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities  and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each funds' average daily closing net assets during the previous month. The annual management fees for each class of the funds are:

                            INVESTOR     INSTITUTIONAL     ADVISOR     A, B, C
                              CLASS          CLASS          CLASS       CLASS
--------------------------------------------------------------------------------
Select                        1.00%          0.80%          0.75%       1.00%
--------------------------------------------------------------------------------
Capital Growth                 N/A            N/A            N/A        1.00%
--------------------------------------------------------------------------------
New Opportunities II          1.50%          1.30%           N/A        1.50%
--------------------------------------------------------------------------------

                                                                   (continued)

------
26

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                      ADVISOR           B              C
--------------------------------------------------------------------------------
Distribution Fee                       0.25%          0.75%          0.75%
--------------------------------------------------------------------------------
Service Fee                            0.25%          0.25%          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor
Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares.
Fees incurred under the plans during the six months ended April 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation. On
February 27, 2004, ACIM purchased 100,000 shares to seed operations of Capital
Growth. ACIM owned approximately 97% of Capital Growth as of April 30, 2004.

During the six months ended April 30, 2004, Select and New Opportunities II invested in a money market fund for temporary purposes, which was managed by
J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.
Select and New Opportunities II have a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). Select has a securities lending agreement with
JPMCB. JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                                  CAPITAL           NEW
                                  SELECT          GROWTH      OPPORTUNITIES II
--------------------------------------------------------------------------------
Purchases                     $1,196,791,291    $1,279,251      $53,228,631
--------------------------------------------------------------------------------
Proceeds from sales           $1,396,614,641      $276,213      $48,403,529
--------------------------------------------------------------------------------

                                                                   (continued)

------
27

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------------------------
                                            SELECT               CAPITAL GROWTH       NEW OPPORTUNITIES II
------------------------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT       SHARES   AMOUNT     SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                 360,000,000                     N/A             250,000,000
============================================================================================================
Sold                                2,404,185   $  85,901,404                         452,160   $ 2,877,680
--------------------------------
Redeemed                           (8,339,680)   (299,211,276)                       (427,317)   (2,723,277)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)            (5,935,495)  $(213,309,872)                         24,843   $   154,403
============================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                 360,000,000                     N/A             250,000,000
============================================================================================================
Sold                                5,893,639   $ 179,550,191                       1,005,193   $ 4,562,699
--------------------------------
Issued in reinvestment
of distributions                      293,884       8,460,923                              --            --
--------------------------------
Redeemed                          (14,695,299)   (441,320,181)                     (1,493,317)   (6,906,299)
------------------------------------------------------------------------------------------------------------
Net decrease                       (8,507,776)  $(253,309,067)                       (488,124)  $(2,343,600)
============================================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                  40,000,000                     N/A              50,000,000
============================================================================================================
Sold                                  667,568     $24,032,297                              --            --
--------------------------------
Redeemed                             (579,034)    (20,843,290)                             --            --
------------------------------------------------------------------------------------------------------------
Net increase                           88,534     $ 3,189,007                              --            --
============================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                  40,000,000                     N/A              50,000,000
============================================================================================================
Sold                                1,326,164     $40,613,361                              --            --
--------------------------------
Issued in reinvestment
of distributions                       28,974         838,204                              --            --
--------------------------------
Redeemed                             (988,050)    (30,031,037)                             --            --
------------------------------------------------------------------------------------------------------------
Net increase                          367,088     $11,420,528                              --            --
============================================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                 100,000,000                     N/A                     N/A
============================================================================================================
Sold                                  186,786     $ 6,610,087
--------------------------------
Redeemed                             (424,462)    (15,029,194)
------------------------------------------------------------------------------------------------------------
Net decrease                         (237,676)    $(8,419,107)
============================================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                 100,000,000                        N/A                    N/A
============================================================================================================
Sold                                  352,320     $10,590,730
--------------------------------
Issued in reinvestment
of distributions                           38           1,083
--------------------------------
Redeemed                             (194,900)     (5,788,629)
------------------------------------------------------------------------------------------------------------
Net increase                          157,458     $ 4,803,184
============================================================================================================

                                                                   (continued)

------
28

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------------------------
                                      SELECT                   CAPITAL GROWTH        NEW OPPORTUNITIES II
------------------------------------------------------------------------------------------------------------
                                 SHARES      AMOUNT          SHARES      AMOUNT      SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------
A CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2004(1)
SHARES AUTHORIZED              25,000,000                  100,000,000              25,000,000
============================================================================================================
Sold                              407,351   $14,493,835         34,280   $342,747      696,894   $4,481,931
-------------------------
Redeemed                          (30,129)   (1,078,220)            --         --      (22,472)    (140,283)
------------------------------------------------------------------------------------------------------------
Net increase                      377,222   $13,415,615         34,280   $342,747      674,422   $4,341,648
============================================================================================================
PERIOD ENDED
OCTOBER 31, 2003(2)
SHARES AUTHORIZED              25,000,000                          N/A              25,000,000
============================================================================================================
Sold                              306,963   $10,010,611                                203,007    $ 945,809
-------------------------
Redeemed                           (1,341)      (42,396)                               (47,790)    (231,694)
------------------------------------------------------------------------------------------------------------
Net increase                      305,622   $ 9,968,215                                155,217    $ 714,115
============================================================================================================
B CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2004(1)
SHARES AUTHORIZED              25,000,000                  100,000,000              25,000,000
============================================================================================================
Sold                               25,227      $887,834         34,079   $340,533       51,251     $322,128
--------------------------
Redeemed                             (119)       (4,261)            --         --      (14,260)     (91,337)
------------------------------------------------------------------------------------------------------------
Net increase                       25,108      $883,573         34,079   $340,533       36,991     $230,791
============================================================================================================
PERIOD ENDED
OCTOBER 31, 2003(2)
SHARES AUTHORIZED              25,000,000                          N/A              25,000,000
============================================================================================================
Sold                               31,012      $986,003                                 38,203     $171,946
-------------------------
Redeemed                             (220)       (6,857)                                  (603)      (2,898)
------------------------------------------------------------------------------------------------------------
Net increase                       30,792      $979,146                                 37,600     $169,048
============================================================================================================
C CLASS
------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
APRIL 30, 2004(1)
SHARES AUTHORIZED              25,000,000                  100,000,000              25,000,000
============================================================================================================
Sold                               54,640    $1,898,095         34,356   $343,328       75,588     $480,467
-------------------------
Redeemed                           (1,973)      (71,112)            --         --         (629)      (3,969)
------------------------------------------------------------------------------------------------------------
Net increase                       52,667    $1,826,983         34,356   $343,328       74,959     $476,498
============================================================================================================
PERIOD ENDED
OCTOBER 31, 2003(2)
SHARES AUTHORIZED              25,000,000                          N/A              25,000,000
============================================================================================================
Sold                               34,025    $1,092,115                                  6,005      $32,659
-------------------------
Redeemed                             (166)       (5,329)                                    --           --
------------------------------------------------------------------------------------------------------------
Net increase                       33,859    $1,086,786                                  6,005      $32,659
============================================================================================================

(1)  February 27, 2004 (inception date) through April 30, 2004 for
     Capital Growth.

(2)  January 31, 2003 (commencement of sale) through October 31, 2003 for Select and New Opportunities II.

                                                                   (continued)

------
29

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2004 follows:

-------------------------------------------------------------------------------------------------------------
                                                                                         APRIL 30, 2004
                   SHARE BALANCE   PURCHASE       SALES      REALIZED    DIVIDEND     SHARE        MARKET
FUND/COMPANY          10/31/03       COST         COST         GAIN       INCOME     BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------
SELECT
-------------------------------------------------------------------------------------------------------------
Four Seasons
Hotels Inc.          2,240,000   $        --   $4,278,362   $1,866,602   $76,656    2,130,000   $113,955,000
----------------
Yankee Candle
Company Inc.(1)      1,510,000    47,040,759           --           --        --    3,222,500     87,265,300
-------------------------------------------------------------------------------------------------------------
                                 $47,040,759   $4,278,362   $1,866,602   $76,656                $201,220,300
=============================================================================================================

(1)  Non-income producing.

6. SECURITIES LENDING

As of April 30, 2004, securities in Select valued at $60,989,676 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the  Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$63,042,385. Select's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Select may be delayed or limited.

7. BANK LINE OF CREDIT

Select and New Opportunities II, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $620,000,000 effective December 17, 2003. Select and New
Opportunities II may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the
Federal Funds rate plus 0.50%. Select and New Opportunities II did not borrow from the line during the six months ended April 30, 2004.

                                                                    (continued)

------
30

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

-----------------------------------------------------------------------------------------------------
                                                                         CAPITAL           NEW
                                                        SELECT           GROWTH      OPPORTUNITIES II
-----------------------------------------------------------------------------------------------------
Federal tax cost of investments                     $3,365,840,818      $991,998       $37,481,098
=====================================================================================================
Gross tax appreciation of investments                 $869,568,866      $ 18,753       $ 5,031,929
---------------------------------------------------
Gross tax depreciation of investments                  (44,622,270)      (49,121)       (1,319,659)
-----------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments    $824,946,596      $(30,368)      $ 3,712,270
=====================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) in Select is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers as of October 31, 2003:

-----------------------------------------------------------------------------------------------------
                                                                        CAPITAL           NEW
                                                        SELECT          GROWTH      OPPORTUNITIES II
-----------------------------------------------------------------------------------------------------
Accumulated capital losses                          $(900,522,763)        N/A         $(2,094,069)
-----------------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010 for Select and in 2010 for New Opportunities II.

------
31

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                             2004(1)     2003      2002       2001       2000     1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $33.77     $28.91    $34.94     $52.20     $53.32   $49.54
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(2)             --(3)       0.01      0.07       0.06      (0.06)    0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.89       4.92     (6.04)    (14.53)      4.04    13.73
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations             1.89       4.93     (5.97)    (14.47)      3.98    13.74
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     --      (0.07)    (0.06)        --         --    (0.17)
-----------------------------------------
  From Net Realized Gains                        --         --        --      (2.79)     (5.10)   (9.79)
---------------------------------------------------------------------------------------------------------
  Total Distributions                            --      (0.07)    (0.06)     (2.79)     (5.10)   (9.96)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $35.66     $33.77    $28.91     $34.94     $52.20   $53.32
=========================================================================================================
  TOTAL RETURN(4)                             5.60%      17.11%   (17.11)%   (28.93)%     7.64%   31.22%

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%(5)    1.00%      1.00%      1.00%     1.00%    1.00%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         0.02%(5)    0.03%      0.21%      0.15%   (0.11)%    0.03%
-----------------------------------------
Portfolio Turnover Rate                            29%      84%       168%        98%       67%     130%
-----------------------------------------
Net Assets, End of Period (in millions)         $3,830   $3,828     $3,522     $4,745    $7,086   $7,216
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
32

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                       2004(1)       2003      2002        2001        2000       1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $33.99      $29.10    $35.16      $52.36      $53.41     $49.63
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(2)                0.04        0.07      0.13        0.14        0.04       0.02
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             1.90        4.95     (6.06)     (14.55)       4.01      13.83
---------------------------------------------------------------------------------------------------------
Total From Investment Operations          1.94        5.02     (5.93)     (14.41)       4.05      13.85
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                --       (0.13)    (0.13)         --          --      (0.28)
--------------------------------------
From Net Realized Gains                     --          --        --       (2.79)      (5.10)     (9.79)
---------------------------------------------------------------------------------------------------------
  Total Distributions                       --       (0.13)    (0.13)      (2.79)      (5.10)    (10.07)
---------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period          $35.93      $33.99    $29.10      $35.16      $52.36     $53.41
=========================================================================================================
  TOTAL RETURN(3)                         5.71%      17.34%   (16.93)%    (28.71)%      7.77%     31.47%

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                      0.80%(4)      0.80%      0.80%       0.80%      0.80%      0.80%
--------------------------------------
Ratio of Net Investment Income to
Average Net Assets                      0.22%(4)      0.23%      0.41%       0.35%      0.09%      0.23%
--------------------------------------
Portfolio Turnover Rate                      29%        84%       168%         98%        67%       130%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $245,879   $229,596   $185,897    $181,708   $259,092   $112,293
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
33

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                          2004(1)      2003      2002       2001      2000      1999
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $33.49     $28.66    $34.68     $52.01    $53.19    $49.44
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Loss(2)                    (0.04)     (0.07)    (0.02)     (0.04)    (0.21)    (0.13)
--------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                1.88       4.90     (6.00)    (14.50)     4.13     13.71
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations           1.84       4.83     (6.02)    (14.54)     3.92     13.58
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                   --         --(3)     --         --        --     (0.04)
--------------------------------------
  From Net Realized Gains                      --         --        --      (2.79)    (5.10)    (9.79)
---------------------------------------------------------------------------------------------------------
  Total Distributions                          --         --(3)     --      (2.79)    (5.10)    (9.83)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $35.33     $33.49    $28.66     $34.68    $52.01    $53.19
=========================================================================================================
  TOTAL RETURN(4)                           5.49%     16.86%    (17.36)%  (29.18)%     7.54%    30.87%

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.25%(5)     1.25%       1.25%      1.25%     1.25%     1.25%
--------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.23)%(5)   (0.22)%     (0.04)%    (0.10)%   (0.36)%   (0.22)%
--------------------------------------
Portfolio Turnover Rate                       29%       84%        168%        98%       67%      130%
--------------------------------------
Net Assets, End of Period
(in thousands)                            $22,351   $29,152     $20,432    $23,389   $22,239    $8,369
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount is less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
34

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                          2004(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $33.72       $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(3)                                   (0.04)       (0.14)
----------------------------------------------------
Net Realized and Unrealized Gain                            1.88         6.11
--------------------------------------------------------------------------------
Total From Investment Operations                            1.84         5.97
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $35.56       $33.72
================================================================================
  TOTAL RETURN(4)                                           5.46%       21.51%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.25%(5)     1.25%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (0.23)%(5)   (0.56)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                       29%       84%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                  $24,284      $10,305
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
35

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                          2004(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $33.53       $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(3)                                   (0.17)       (0.31)
----------------------------------------------------
  Net Realized and Unrealized Gain                          1.87         6.09
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.70         5.78
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $35.23       $33.53
================================================================================
  TOTAL RETURN(4)                                           5.07%       20.83%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        2.00%(5)     2.00%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (0.98)%(5)   (1.28)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                       29%       84%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $1,970       $1,032
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
36

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                C CLASS
-------------------------------------------------------------------------------
                                                          2004(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $33.56       $27.75
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(3)                                   (0.17)       (0.31)
----------------------------------------------------
  Net Realized and Unrealized Gain                          1.87         6.12
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.70         5.81
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $35.26       $33.56
================================================================================
  TOTAL RETURN(4)                                           5.07%       20.94%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        2.00%(5)     2.00%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (0.98)%(5)   (1.28)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                       29%       84%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $3,051       $1,136
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
37

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     A CLASS
--------------------------------------------------------------------------------
                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
 Net Investment Loss(2)                                               (0.01)
-------------------------------------------------------
 Net Realized and Unrealized Loss                                     (0.41)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.42)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.58
================================================================================
 TOTAL RETURN(3)                                                      (4.20)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.25%(4)
-------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                 (0.54)%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                                   29%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $328
--------------------------------------------------------------------------------

(1)  February 27, 2004 (commencement of sale) through April 30, 2004
     (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

------
38

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     B CLASS
--------------------------------------------------------------------------------
                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
  Net Investment Loss(2)                                              (0.02)
-------------------------------------------------------
  Net Realized and Unrealized Loss                                    (0.41)
--------------------------------------------------------------------------------
  Total From Investment Operations                                    (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.57
================================================================================
  TOTAL RETURN(3)                                                     (4.30)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    2.00%(4)
-------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                 (1.29)%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                                  29%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                                $326
--------------------------------------------------------------------------------

(1)  February 27, 2004 (commencement of sale) through April 30, 2004
     (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

------
39

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                     C CLASS
--------------------------------------------------------------------------------
                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
 Net Investment Loss(2)                                               (0.02)
-------------------------------------------------------
 Net Realized and Unrealized Loss                                     (0.41)
--------------------------------------------------------------------------------
 Total From Investment Operations                                     (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 9.57
================================================================================

 TOTAL RETURN(3)                                                      (4.30)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    2.00%(4)
-------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                 (1.29)%(4)
-------------------------------------------------------
Portfolio Turnover Rate                                                   29%
-------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $329
--------------------------------------------------------------------------------

(1)  February 27, 2004 (commencement of sale) through April 30, 2004
     (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

------
40

New Opportunities II -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                             INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                                              2004(1)    2003       2002        2001(2)
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $5.75     $4.15     $4.52        $5.00
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(3)                                       (0.04)    (0.05)    (0.05)       (0.01)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                       0.49      1.65     (0.32)       (0.47)
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations                              0.45      1.60     (0.37)       (0.48)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $6.20     $5.75     $4.15        $4.52
=========================================================================================================
  TOTAL RETURN(4)                                               7.83%    38.55%    (8.19)%      (9.60)%

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.51%(5)     1.50%      1.50%     1.50%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets         (1.16)%(5)   (1.11)%    (1.02)%   (0.81)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                          127%      236%       182%          89%
----------------------------------------------------
Net Assets, End of Period (in thousands)                      $35,208   $32,512    $25,479      $18,217
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  June 1, 2001 (inception) through October 31, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
41

New Opportunities II -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                          2004(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $5.74        $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(3)                                   (0.04)       (0.05)
---------------------------------------------------
  Net Realized and Unrealized Gain                          0.48         1.64
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.44         1.59
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.18        $5.74
================================================================================
  TOTAL RETURN(4)                                           7.67%       38.31%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.76%(5)     1.75%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets     (1.41)%(5)   (1.47)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                      127%      236%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                   $5,131         $891
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
42

New Opportunities II -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                B CLASS
--------------------------------------------------------------------------------
                                                           2004(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.71       $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(3)                                     (0.07)      (0.08)
---------------------------------------------------
  Net Realized and Unrealized Gain                            0.49        1.64
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.42        1.56
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $6.13       $5.71
================================================================================
  TOTAL RETURN(4)                                             7.36%      37.59%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          2.51%(5)    2.50%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets       (2.16)%(5)  (2.20)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                        127%     236%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                       $457        $215
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
43

New Opportunities II -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                      2004(1)        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $5.73          $4.15
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss(3)                                (0.07)         (0.07)
---------------------------------------------
  Net Realized and Unrealized Gain                       0.49           1.65
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.42           1.58
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $6.15          $5.73
================================================================================
  TOTAL RETURN(4)                                        7.33%         38.07%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                                    2.51%(5)       2.22%(5)
---------------------------------------------
Ratio of Operating Expenses to
Average Net Assets (Before Expense Waiver)            2.51%(5)    2.50%(5)(6)
---------------------------------------------
Ratio of Net Investment Loss to
Average Net Assets                                  (2.16)%(5)     (1.97)%(5)
---------------------------------------------
Ratio of Net Investment Loss to
Average Net Assets (Before Expense Waiver)          (2.16)%(5)  (2.25)%(5)(6)
---------------------------------------------
Portfolio Turnover Rate                                   127%        236%(7)
---------------------------------------------
Net Assets, End of Period (in thousands)                  $498            $34
--------------------------------------------------------------------------------

(1)  Six months ended April 30, 2004 (unaudited).

(2)  January 31, 2003 (commencement of sale) through October 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  During a portion of the period ended October 31, 2003, the distributor agreed to voluntarily waive the distribution and service fees.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
44

Share Class Information

Six classes of shares are authorized for sale by Select: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, and C Class. Three
classes of shares are authorized for sale by Capital Growth: A Class, B Class, and C Class. Five classes of share are authorized for sale by New Opportunities
II: Investor Class, Institutional Class, A Class, B Class, and C Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 31, 2003, INVESTOR CLASS
SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during

                                                                    (continued)

------
45

Share Class Information

the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution  fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
46

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the  time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment  Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at americancentury.com and on the Securities and Exchange Commission's Web site at sec.gov.

------
47

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 1000 GROWTH INDEX  measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

------
48

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0406                              American Century Investment Services, Inc.
SH-SAN-38381S                     (c)2004 American Century Services Corporation

[front cover]

APRIL 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

New Opportunities Fund

[american century logo and text logo]

Our Message to You.......................................................   1

NEW OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information...................................................  14
Index Definitions........................................................  15

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

                          JAMES E. STOWERS III
                       WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the New
Opportunities fund for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

    /signature/James E. Stowers, Jr.
    James E. Stowers, Jr.
    FOUNDER AND CHAIRMAN

    /signature/James E. Stowers III
    James E. Stowers III
    CO-CHAIRMAN OF THE BOARD

New Opportunities - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                        ------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                       SINCE        INCEPTION
                              1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
NEW OPPORTUNITIES                                                   12/26/96
  Before redemption fee       29.85%       5.37%        7.01%
  Net of redemption fee(1)    27.25%       5.37%        7.01%
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX     41.57%      -0.44%        2.48%(2)       --
--------------------------------------------------------------------------------

(1) Returns reflect deduction of a 2% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(2) Since 12/31/96, the date nearest the fund's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made December 26, 1996

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended April 30
--------------------------------------------------------------------------------------------------
                       1997*    1998     1999       2000      2001     2002      2003      2004
--------------------------------------------------------------------------------------------------
New Opportunities    -20.00%   50.50%    5.15%    172.82%   -46.30%   -7.32%   -26.32%    29.85%
--------------------------------------------------------------------------------------------------
Russell 2000
Growth Index         -11.52%   43.70%   -3.77%     31.39%   -24.85%   -8.52%   -23.50%    41.57%
--------------------------------------------------------------------------------------------------

* From 12/26/96, the fund's inception date. Index data from 12/31/96, the date nearest the fund's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

New Opportunities - Portfolio Commentary

[photo of John Seitzer and Harold Bradley]

A PORTFOLIO COMMENTARY FROM JOHN SEITZER, PORTFOLIO MANAGER, AND HAROLD BRADLEY,
CHIEF INVESTMENT OFFICER AND PORTFOLIO MANAGER ON THE NEW OPPORTUNITIES
INVESTMENT TEAM.

For the six months ended April 30, 2004, New Opportunities gained 0.59%, lagging its benchmark, the Russell 2000 Growth Index, which returned 4.01%. The S&P 500
Index, representing the broader market, rose 6.27%.

Since its December 26, 1996 inception, the fund posted average annual returns of
7.01%, outpacing the 2.48%(1) average for its benchmark but slightly behind the
7.23%(1) average for the S&P 500.

RENEWED VITALITY

During the six months covered by this report, the stock market continued on its upward trajectory, a course set early in 2003 with a broad-based rally that began just days ahead of the start of war in Iraq.

Numerous factors fostered positive sentiment, including mild inflation, record-low interest rates and a moderate pace of economic expansion. All provided a beneficial backdrop for profit growth, and many companies posted earnings that exceeded expectations.

Along the way, investors put their money to work in the stock market. Their enthusiasm eventually hoisted the Dow Jones Industrial Average to its highest level in 32 months, the Nasdaq to its highest point since July 2001 and the broader S&P 500 to a 23-month high. Though stocks later retreated from those lofty heights amid challenges such as labor-market weakness, rising energy prices and renewed terrorism concerns, the major U.S. indices booked solid gains for the period.

OPPORTUNITIES AND SETBACKS

Our search for companies demonstrating earnings acceleration, the cornerstone of our discipline, led us to select positions in the health care sector, where we maintained ample exposure. While many holdings advanced, others declined, and we lacked exposure to well-performing names in the sector that did not meet the fund's criteria for inclusion in the portfolio. Consequently, this group weighed on absolute performance and significantly slowed overall results relative to our benchmark.

TOP TEN HOLDINGS
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Carbo Ceramics Inc.                       1.9%                   --
--------------------------------------------------------------------------------
Euronet Worldwide Inc.                    1.9%                  1.2%
--------------------------------------------------------------------------------
California Micro
Devices Corporation                       1.8%                   --
--------------------------------------------------------------------------------
Inveresk Research
Group Inc.                                1.7%                   --
--------------------------------------------------------------------------------
Flir Systems Inc.                         1.5%                  1.0%
--------------------------------------------------------------------------------
Jarden Corp.                              1.5%                  1.1%
--------------------------------------------------------------------------------
PrivateBancorp, Inc.                      1.5%                  0.6%
--------------------------------------------------------------------------------
Rogers Corp.                              1.5%                   --
--------------------------------------------------------------------------------
SkyWest, Inc.                             1.5%                   --
--------------------------------------------------------------------------------
La Quinta Corporation                     1.5%                  1.2%
--------------------------------------------------------------------------------

(1)Benchmark and index information since December 31, 1996, the date nearest the fund's inception for which data are available.
                                                                    (continued)

------
3

New Opportunities - Portfolio Commentary

SOURCES OF STRENGTH

Conversely, the consumer discretionary sector was the greatest source of absolute contribution to returns and an area of strength versus our benchmark.
Household durables firms were the best performers. One top contributor was
Stanley Works, which makes branded tools and doors for commercial and residential applications. Acquisitions contributed to improved revenue, as did increased demand, and investors rewarded the stock.

Investments in the energy sector also provided significant lift. Carbo Ceramics
Inc., whose ceramic parts are used in drilling for natural gas and oil, was a noteworthy name. Increased demand for natural gas in the United States and for the company's products in Russia and China contributed to a 50% increase in 2003 net income.

INFORMATION TECHNOLOGY: MIXED PERFORMANCE

The information technology sector, the largest average stake during the period, gave the portfolio some of its best and worst results. Our discipline led us to top contributors TASER International Inc., which makes hand-held stun weapons, and California Micro Devices, a semiconductor firm whose chip reduces electromagnetic interference on cell phones. The robust performance of these and other holdings alongside our success in sidestepping damage elsewhere in the sector helped us surpass our benchmark in this arena.

However, that strength was not enough to offset the declines of other investments, and overall the information technology sector represented the biggest drag on absolute performance. One disappointment was Cray, Inc., which develops and sells supercomputers. Another that fell short was JDA Software
Group, which makes inventory-management software for retailers. We eliminated both positions.

Alvarion Limited and CyberGuard Corporation, both communications equipment firms, and SanDisk, a provider of flash memory cards such as those used in digital cameras, were other notable detractors.

We will remain committed to our strategy of seeking companies demonstrating acceleration in earnings because we believe they offer our investors the potential for long-term reward.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                8.8%                  6.5%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             7.4%                  5.9%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                6.6%                  1.3%
--------------------------------------------------------------------------------
Household Durables                        5.6%                  4.4%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                5.5%                  5.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            98.6%                 95.4%
--------------------------------------------------------------------------------
Preferred Stocks                           --                   2.0%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.6%                 97.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.4%                  2.6%
--------------------------------------------------------------------------------

------
4

New Opportunities - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%

AEROSPACE & DEFENSE -- 1.7%
--------------------------------------------------------------------------------
    76,942    Applied Signal Technology Inc.                        $  2,081
--------------------------------------------------------------------------------
   141,240    United Industrial Corporation                            2,901
--------------------------------------------------------------------------------
                                                                       4,982
--------------------------------------------------------------------------------
AIRLINES -- 1.5%
--------------------------------------------------------------------------------
   243,391    SkyWest, Inc.                                            4,430
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.0%
--------------------------------------------------------------------------------
   175,266    LKQ Corporation(1)                                       3,113
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.9%
--------------------------------------------------------------------------------
   133,758    Protein Design Labs, Inc.(1)                             3,275
--------------------------------------------------------------------------------
   108,164    Vicuron Pharmaceuticals Inc.(1)                          2,467
--------------------------------------------------------------------------------
                                                                       5,742
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
    51,915    American Woodmark Corp.                                  3,333
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.2%
--------------------------------------------------------------------------------
    31,030    Affiliated Managers Group Inc.(1)                        1,511
--------------------------------------------------------------------------------
    51,544    Eaton Vance Corp.                                        1,882
--------------------------------------------------------------------------------
    79,138    Investors Financial
              Services Corporation                                     3,076
--------------------------------------------------------------------------------
                                                                       6,469
--------------------------------------------------------------------------------
CHEMICALS -- 0.4%
--------------------------------------------------------------------------------
   116,541    Material Sciences Corp.(1)                               1,130
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.9%
--------------------------------------------------------------------------------
   104,383    Bancorp Bank (The)(1)                                    1,972
--------------------------------------------------------------------------------
    56,710    East West BanCorp, Inc.                                  3,194
--------------------------------------------------------------------------------
    49,174    First Bancorp (Puerto Rico)                              1,813
--------------------------------------------------------------------------------
    81,248    PrivateBancorp, Inc.                                     4,494
--------------------------------------------------------------------------------
                                                                      11,473
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
--------------------------------------------------------------------------------
    72,117    Banta Corp.                                              3,208
--------------------------------------------------------------------------------
    52,649    Intersections Inc.(1)                                    1,300
--------------------------------------------------------------------------------
   255,275    Korn/Ferry International(1)                              3,824
--------------------------------------------------------------------------------
   166,544    Navigant Consulting Inc.(1)                              2,920
--------------------------------------------------------------------------------
    75,809    Resources Connection, Inc.(1)                            3,056
--------------------------------------------------------------------------------
                                                                      14,308
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.7%
--------------------------------------------------------------------------------
   212,584    Alvarion Ltd.(1)                                         2,268
--------------------------------------------------------------------------------
   256,964    CyberGuard Corp.(1)                                      2,210
--------------------------------------------------------------------------------
   480,758    Harmonic Inc.(1)                                         3,178
--------------------------------------------------------------------------------
    26,279    Plantronics, Inc.(1)                                       997
--------------------------------------------------------------------------------
    91,349    Sirf Technology Holdings Inc.(1)                         1,462
--------------------------------------------------------------------------------
   491,776    Symmetricom Inc.(1)                                      3,939
--------------------------------------------------------------------------------
                                                                      14,054
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.0%
--------------------------------------------------------------------------------
    60,626    Avid Technology, Inc.(1)                                 2,908
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.7%
--------------------------------------------------------------------------------
   303,884    Metris Companies Inc.(1)                              $  2,127
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.2%
--------------------------------------------------------------------------------
   157,416    Hydrogenics Corp.(1)                                       863
--------------------------------------------------------------------------------
   303,853    Plug Power Inc.(1)                                       2,361
--------------------------------------------------------------------------------
    52,868    Woodward Governor Co.                                    3,295
--------------------------------------------------------------------------------
                                                                       6,519
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.4%
--------------------------------------------------------------------------------
   134,241    Cognex Corp.                                             4,266
--------------------------------------------------------------------------------
    98,256    Flir Systems Inc.(1)                                     4,608
--------------------------------------------------------------------------------
   225,064    Mechanical Technology Inc.(1)                            1,231
--------------------------------------------------------------------------------
    74,270    Rogers Corp.(1)                                          4,434
--------------------------------------------------------------------------------
    62,121    Scansource Inc.(1)                                       3,431
--------------------------------------------------------------------------------
    85,737    Universal Display Corporation(1)                         1,085
--------------------------------------------------------------------------------
   158,235    Viisage Technology Inc.(1)                               1,317
--------------------------------------------------------------------------------
   121,354    X-Rite Inc.                                              1,636
--------------------------------------------------------------------------------
                                                                      22,008
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 6.6%
--------------------------------------------------------------------------------
    87,945    Carbo Ceramics Inc.                                      5,689
--------------------------------------------------------------------------------
   168,258    Lone Star Technologies, Inc.(1)                          3,449
--------------------------------------------------------------------------------
    91,719    Patterson-UTI Energy Inc.(1)                             3,319
--------------------------------------------------------------------------------
   136,604    Unit Corporation(1)                                      3,859
--------------------------------------------------------------------------------
    50,678    Universal Compression
              Holdings Inc.(1)                                         1,508
--------------------------------------------------------------------------------
   132,335    Willbros Group Inc.(1)                                   1,916
--------------------------------------------------------------------------------
                                                                      19,740
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 8.8%
--------------------------------------------------------------------------------
   180,341    Align Technology, Inc.(1)                                3,124
--------------------------------------------------------------------------------
    76,045    Analogic Corporation                                     3,601
--------------------------------------------------------------------------------
   120,740    Haemonetics Corporation(1)                               3,408
--------------------------------------------------------------------------------
   104,900    Kensey Nash Corp.(1)                                     3,399
--------------------------------------------------------------------------------
    74,231    Laserscope(1)                                            2,205
--------------------------------------------------------------------------------
   369,161    Sonic Innovations Inc.(1)                                3,378
--------------------------------------------------------------------------------
   265,995    Urologix Inc.(1)                                         3,245
--------------------------------------------------------------------------------
   302,775    Vascular Solutions Inc.(1)                               3,813
--------------------------------------------------------------------------------
                                                                      26,173
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
--------------------------------------------------------------------------------
    81,732    DaVita Inc.(1)                                           4,177
--------------------------------------------------------------------------------
   182,553    Inveresk Research Group Inc.(1)                          5,173
--------------------------------------------------------------------------------
   133,134    LCA-Vision Inc.(1)                                       3,354
--------------------------------------------------------------------------------
   100,694    SFBC International, Inc.(1)                              3,681
--------------------------------------------------------------------------------
                                                                      16,385
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.7%
--------------------------------------------------------------------------------
   104,085    Ameristar Casinos Inc.                                   3,302
--------------------------------------------------------------------------------
   611,893    La Quinta Corporation(1)                                 4,399
--------------------------------------------------------------------------------
   182,076    Ryan's Family Steak Houses Inc.(1)                       3,303
--------------------------------------------------------------------------------
   102,309    WMS Industries Inc.(1)                                   2,889
--------------------------------------------------------------------------------
                                                                      13,893
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

New Opportunities - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.6%
--------------------------------------------------------------------------------
   213,095    Interface Inc.(1)                                     $  1,818
--------------------------------------------------------------------------------
   122,866    Jarden Corp.(1)                                          4,570
--------------------------------------------------------------------------------
    58,496    Standard-Pacific Corporation                             2,951
--------------------------------------------------------------------------------
    84,380    Stanley Works (The)                                      3,587
--------------------------------------------------------------------------------
    40,797    William Lyon Homes Inc.(1)                               3,597
--------------------------------------------------------------------------------
                                                                      16,523
--------------------------------------------------------------------------------
INSURANCE -- 1.7%
--------------------------------------------------------------------------------
   175,138    American Equity Investment
              Life Holding Co.                                         1,970
--------------------------------------------------------------------------------
    90,144    Hilb, Rogal & Hamilton Co.                               3,232
--------------------------------------------------------------------------------
                                                                       5,202
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.5%
--------------------------------------------------------------------------------
   193,345    Cybersource Corp.(1)                                     1,226
--------------------------------------------------------------------------------
   110,129    Digital River Inc.(1)                                    2,836
--------------------------------------------------------------------------------
   101,055    Infospace Inc.(1)                                        3,303
--------------------------------------------------------------------------------
                                                                       7,365
--------------------------------------------------------------------------------
IT SERVICES -- 1.9%
--------------------------------------------------------------------------------
   286,788    Euronet Worldwide Inc.(1)                                5,572
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
   100,043    Lincoln Electric Holdings Inc.                           3,154
--------------------------------------------------------------------------------
MEDIA -- 2.1%
--------------------------------------------------------------------------------
    61,980    Getty Images Inc.(1)                                     3,384
--------------------------------------------------------------------------------
    99,456    Salem Communications
              Corp. Cl A(1)                                            2,965
--------------------------------------------------------------------------------
                                                                       6,349
--------------------------------------------------------------------------------
METALS & MINING -- 4.4%
--------------------------------------------------------------------------------
   132,865    Arch Coal Inc.                                           4,067
--------------------------------------------------------------------------------
   265,272    KFX Inc.(1)                                              2,677
--------------------------------------------------------------------------------
    49,946    Titanium Metals Corp.(1)                                 3,958
--------------------------------------------------------------------------------
   135,430    Worthington Industries, Inc.                             2,445
--------------------------------------------------------------------------------
                                                                      13,147
--------------------------------------------------------------------------------
OIL & GAS -- 1.1%
--------------------------------------------------------------------------------
   312,651    Magnum Hunter Resources Inc.(1)                          3,211
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.6%
--------------------------------------------------------------------------------
   138,766    Bone Care International Inc.(1)                          3,422
--------------------------------------------------------------------------------
    99,724    Medicis Pharmaceutical Corp. Cl A                        4,280
--------------------------------------------------------------------------------
                                                                       7,702
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.0%
--------------------------------------------------------------------------------
   155,426    Werner Enterprises Inc.                                  3,107
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.7%
--------------------------------------------------------------------------------
   364,128    California Micro Devices
              Corporation(1)                                        $  5,225
--------------------------------------------------------------------------------
   299,208    Silicon Image Inc.(1)                                    3,049
--------------------------------------------------------------------------------
    58,043    Silicon Laboratories Inc.(1)                             2,737
--------------------------------------------------------------------------------
                                                                      11,011
--------------------------------------------------------------------------------
SOFTWARE -- 3.5%
--------------------------------------------------------------------------------
   148,864    Activision, Inc.(1)                                      2,242
--------------------------------------------------------------------------------
   131,628    Open Solutions Inc.(1)                                   3,254
--------------------------------------------------------------------------------
   117,683    THQ Inc.(1)                                              2,182
--------------------------------------------------------------------------------
 1,074,035    Viewpoint Corp.(1)                                       2,653
--------------------------------------------------------------------------------
                                                                      10,331
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.8%
--------------------------------------------------------------------------------
   125,780    Aaron Rents Inc.                                         3,643
--------------------------------------------------------------------------------
   164,887    Big 5 Sporting Goods Corp.(1)                            4,092
--------------------------------------------------------------------------------
    79,949    Urban Outfitters Inc.(1)                                 3,691
--------------------------------------------------------------------------------
                                                                      11,426
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS -- 2.3%
--------------------------------------------------------------------------------
   137,508    Fossil Inc.(1)                                           3,368
--------------------------------------------------------------------------------
    54,741    Timberland Co. (The)(1)                                  3,433
--------------------------------------------------------------------------------
                                                                       6,801
--------------------------------------------------------------------------------
TRADING COMPANIES
& DISTRIBUTORS -- 1.2%
--------------------------------------------------------------------------------
    62,893    Hughes Supply, Inc.                                      3,515
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $271,409)                                                      293,203
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.4%
    $4,200    FHLB Discount Notes,
              0.90%, 5/3/04(2)
(Cost $4,200)                                                          4,200
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $275,609)                                                     $297,403
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------
Investment securities, at value (cost of $275,609)                     $297,403
------------------------------------------------------------
Cash                                                                      2,572
------------------------------------------------------------
Receivable for investments sold                                          13,159
------------------------------------------------------------
Dividends and interest receivable                                            55
--------------------------------------------------------------------------------
                                                                        313,189
--------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------
Payable for investments purchased                                        17,293
------------------------------------------------------------
Accrued management fees                                                     389
--------------------------------------------------------------------------------
                                                                         17,682
--------------------------------------------------------------------------------
NET ASSETS                                                             $295,507
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                                              300,000
================================================================================
Outstanding                                                              58,042
================================================================================
NET ASSET VALUE PER SHARE                                                 $5.09
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                                $451,919
------------------------------------------------------------
Accumulated net investment loss                                          (1,721)
------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                      (176,485)
------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                          21,794
--------------------------------------------------------------------------------
                                                                       $295,507
================================================================================

See Notes to Financial Statements.

------
7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                                $  659
--------------------------------------------------------------------
Interest                                                                     30
--------------------------------------------------------------------------------
                                                                            689
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           2,405
--------------------------------------------------------------------
Directors' fees and expenses                                                  2
--------------------------------------------------------------------
Other expenses                                                                3
--------------------------------------------------------------------------------
                                                                          2,410
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (1,721)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized gain on investment and foreign currency transactions        36,754
--------------------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies             (32,153)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          4,601
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $2,880
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2004       2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                       $ (1,721)    $ (2,820)
-------------------------------------------------
Net realized gain                                           36,754       18,192
-------------------------------------------------
Change in net unrealized appreciation                      (32,153)      52,934
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                    2,880       68,306
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                    6,348       11,765
-------------------------------------------------
Payments for shares redeemed(1)                            (31,947)     (59,025)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                                 (25,599)     (47,260)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (22,719)      21,046
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        318,226      297,180
--------------------------------------------------------------------------------
End of period                                             $295,507     $318,226
================================================================================

Accumulated net investment loss                            $(1,721)          --
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                         1,191        2,743
-------------------------------------------------
Redeemed                                                    (6,018)     (13,977)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                          (4,827)     (11,234)
================================================================================
(1) Net of redemption fees of $190,946 and $237,053, respectively.

See Notes to Financial Statements.

------
9

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks of smaller-sized companies that are considered by management to have better-than-average prospects for appreciation. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the value of a security was established at the close of the security's principal market but before the net asset value per-share was determined that was likely to materially affect the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM),

(continued)

------
10

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. These redemption fees are recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee is 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended April 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2004, were $445,911 and $467,082, respectively.

(continued)

------
11

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2004.

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $275,609
================================================================================
Gross tax appreciation of investments                                $32,238
-----------------------------------------------------------
Gross tax depreciation of investments                                (10,444)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $21,794
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

As of October 31, 2003, the fund had accumulated capital losses of $213,239, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

------
12

New Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                   2004(1)      2003       2002         2001       2000       1999
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $5.06       $4.01      $4.80       $15.35       $9.16      $4.77
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Loss              (0.03)      (0.04)     (0.05)       (0.05)      (0.19)     (0.08)
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.06        1.09      (0.74)       (6.85)       7.52       4.47
-----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.03        1.05      (0.79)       (6.90)       7.33       4.39
-----------------------------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Realized Gains             --          --         --        (3.65)      (1.14)        --
-----------------------------------------------------------------------------------------------------
Redemption Fees(2)                    --(3)       --(3)      --(3)        --          --         --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $5.09       $5.06      $4.01        $4.80      $15.35      $9.16
=====================================================================================================
  TOTAL RETURN(4)                   0.59%      26.18%    (16.46)%     (53.81)%     83.28%     92.03%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             1.50%(5)      1.50%       1.50%        1.50%      1.50%      1.50%
-------------------------------
Ratio of Net Investment
Loss to Average Net Assets      (1.07)%(5)    (0.98)%     (1.02)%      (0.72)%    (1.28)%    (1.29)%
-------------------------------
Portfolio Turnover Rate              141%        217%        175%         189%       112%       156%
-------------------------------
Net Assets, End of Period
(in thousands)                   $295,507    $318,226    $297,180     $380,741   $873,376   $400,962
-----------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).

(2) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(3) Per share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
13

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
14

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

------
15

Notes

------
16

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0406
SH-SAN-38382S

American Century Investment Services, Inc.
(c)2004 American Century Services Corporation

[front cover]

APRIL 30, 2004

American Century Investments
Semiannual Report

Balanced Fund

                                           [american century logo and text logo]

[inside front cover]

Our Message to You.......................................................   1

BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

           [photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Balanced fund for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Balanced - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           14.98%     1.85%       7.68%       9.15%      10/20/88
--------------------------------------------------------------------------------
BLENDED INDEX            14.15%     1.63%      10.09%      10.57%(1)       --
--------------------------------------------------------------------------------
S&P 500 INDEX            22.88%    -2.26%      11.36%      11.83%(1)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX           1.82%     6.66%       7.34%       8.01%(1)       --
--------------------------------------------------------------------------------
Institutional Class      15.13%      --          --         0.34%        5/1/00
--------------------------------------------------------------------------------
Advisor Class            14.70%     1.60%        --         5.52%        1/6/97
--------------------------------------------------------------------------------

(1) Since 10/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------
                 1995    1996    1997     1998     1999    2000     2001    2002    2003    2004
-------------------------------------------------------------------------------------------------
Investor Class   6.81%  17.51%  10.24%   25.61%   10.05%   8.16%   -4.25%  -5.14%  -2.95%  14.98%
-------------------------------------------------------------------------------------------------
Blended Index   13.37%  21.20%  17.78%   28.45%   16.04%   6.80%   -3.14%  -4.54%  -3.82%  14.15%
-------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Balanced - Portfolio Commentary

BY JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON (FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

Balanced returned 4.73%* for the six months ended April 30, 2004, a better performance than the 4.27% return of its blended benchmark (defined on page 25).
U.S. stock gains were primarily responsible for the portfolio's and the benchmark's performance; U.S. bond returns were relatively flat. The portfolio beat the benchmark primarily because Balanced's stock holdings outperformed the benchmark's equity component, the S&P 500 Index.

ECONOMIC & STOCK MARKET REVIEW
The S&P 500 returned 6.27% for the six months. Stocks enjoyed a favorable start--in late January 2004, stocks surged to 30-month highs amid solid economic growth data, low interest rates, mild inflation, and strong fourth-quarter corporate earnings.

But the economic data and changing expectations constrained returns thereafter.
Investors questioned the sustainability of high corporate earnings growth and stock valuation levels, especially as terrorism concerns resurfaced and the government released a string of disappointing monthly payroll employment reports.

Investor anxiety mounted in April 2004 when economic reports triggered interest rate fears. The U.S. government reported that the economy added 308,000 jobs in
March, more than in any month since April 2000. This news, combined with higher inflation numbers, convinced investors that the Federal Reserve could raise interest rates as early as June 2004. The impact of interest rate concerns overrode a stellar first-quarter corporate earnings season.

Soaring energy prices also affected the markets. Though higher oil prices hindered the broad market by raising concerns about slower economic growth, energy (up 22%) posted the best sector return in the S&P 500 and was one of the biggest contributors to the index, along with health care and consumer staples
(up over 10% each). The biggest detractor was information technology (down 3%), one of 2003's leading sectors.

BALANCED'S TOP TEN STOCK HOLDINGS
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
International Business
Machines Corp.                              3.0%                  1.5%
--------------------------------------------------------------------------------
Johnson & Johnson                           2.9%                  1.6%
--------------------------------------------------------------------------------
Microsoft Corporation                       2.9%                  2.7%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.7%                  2.4%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.6%                  2.7%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.4%                  1.6%
--------------------------------------------------------------------------------
Intel Corp.                                 2.3%                  1.6%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.2%                  1.0%
--------------------------------------------------------------------------------
Ford Motor Company                          2.0%                  0.3%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     2.0%                  0.8%
--------------------------------------------------------------------------------

BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                         % OF EQUITY              % OF
                                          PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
Pharmaceuticals                             6.9%                  8.4%
--------------------------------------------------------------------------------
Insurance                                   6.2%                  4.7%
--------------------------------------------------------------------------------
Oil & Gas                                   5.8%                  5.4%
--------------------------------------------------------------------------------
Commercial Banks                            5.5%                  6.2%
--------------------------------------------------------------------------------
Media                                       5.5%                  3.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Balanced - Portfolio Commentary

STOCK PORTFOLIO REVIEW

Balanced's equity holdings returned approximately 7.7% for the six months. As in the S&P 500, the consumer staples, energy, and health care sectors were among the biggest contributors (up 18%, 26%, and 9%, respectively), while information technology (down 7%) detracted.

Our equity investment goal is to outperform the S&P 500 without taking on significant additional risk, utilizing a two-step process that uses computer models as key tools in decision-making. Our biggest positive contribution to
Balanced's relative equity performance was stock selection in the consumer staples, utilities, materials, energy, and financials sectors, where the portfolio significantly outperformed the index. That more than offset less favorable selections and underperformance in the industrials, health care, telecommunication services, and information technology sectors.

BOND MARKET & FIXED-INCOME PORTFOLIO REVIEW

The bond component of Balanced's blended benchmark (the Lehman Brothers U.S.
Aggregate Index, or LBA) returned 1.25% for the six months. Bond prices rose and yields fell for most of the period, pushing the LBA up 4% from November to the end of March and the 10-year Treasury yield down to 3.68% on March 16. Then the market reversed sharply in April--the LBA fell 2.60%, its worst monthly performance since the July 2003 selloff, and the 10-year Treasury yield jumped to 4.51%.

The LBA consists primarily of the taxable investment-grade U.S. bond market's three largest sectors: fixed-rate mortgage-backed securities (MBS), Treasury securities, and corporate bonds. Corporates (1.68% return) led for the six months, followed by MBS (1.39%) and Treasurys (0.75%). Of the three sectors,
Treasurys were hurt most (-3.22%) by the April selloff, while MBS held up best
(-1.78%).

Like the LBA, Balanced's largest bond positions were in MBS, Treasurys, and corporates, but we allocated more to corporates than to Treasurys. We reduced our Treasury position in anticipation of underperformance in this sector if interest rates continue to rise, like they did in April.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                              56.8%                 59.5%
--------------------------------------------------------------------------------
Mortgage- &
Asset-Backed Securities                    15.3%                 15.0%
--------------------------------------------------------------------------------
Corporate Bonds                            11.1%                 12.1%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    5.9%                  7.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           3.5%                  2.4%
--------------------------------------------------------------------------------
Municipal Securities                        0.5%                  0.9%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                  0.3%                  0.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 6.6%                  1.8%
--------------------------------------------------------------------------------

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   5.3 yrs               5.6 yrs
--------------------------------------------------------------------------------
Average Duration
(Effective)                                4.5 yrs               4.2 yrs
--------------------------------------------------------------------------------

------
4

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 56.8%

AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
            4,101  FedEx Corporation                                   $    295
--------------------------------------------------------------------------------
           34,500  United Parcel Service, Inc. Cl B                       2,420
--------------------------------------------------------------------------------
                                                                          2,715
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           35,699  Southwest Airlines Co.                                   510
--------------------------------------------------------------------------------
AUTOMOBILES -- 1.2%
--------------------------------------------------------------------------------
          484,532  Ford Motor Company(1)                                  7,442
--------------------------------------------------------------------------------
BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
           82,227  Adolph Coors Company Cl B                              5,404
--------------------------------------------------------------------------------
           99,462  Coca-Cola Enterprises                                  2,685
--------------------------------------------------------------------------------
           72,139  PepsiAmericas Inc.                                     1,445
--------------------------------------------------------------------------------
                                                                          9,534
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           53,882  Amgen Inc.(2)                                          3,032
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.5%
--------------------------------------------------------------------------------
            5,110  Goldman Sachs Group, Inc. (The)                          493
--------------------------------------------------------------------------------
          194,820  J.P. Morgan Chase & Co.                                7,325
--------------------------------------------------------------------------------
           14,369  Lehman Brothers Holdings Inc.                          1,055
--------------------------------------------------------------------------------
           13,278  Morgan Stanley                                           682
--------------------------------------------------------------------------------
                                                                          9,555
--------------------------------------------------------------------------------
CHEMICALS -- 0.6%
--------------------------------------------------------------------------------
          112,083    Monsanto Co.                                         3,877
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.1%
--------------------------------------------------------------------------------
          106,500  Bank of America Corp.                                  8,572
--------------------------------------------------------------------------------
          166,255  National City Corp.                                    5,764
--------------------------------------------------------------------------------
          125,239  Wachovia Corp.                                         5,730
--------------------------------------------------------------------------------
                                                                         20,066
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
          146,018  Cendant Corporation                                    3,457
--------------------------------------------------------------------------------
           34,805  Equifax Inc.                                             853
--------------------------------------------------------------------------------
           43,673  United Stationers Inc.(2)                              1,660
--------------------------------------------------------------------------------
                                                                          5,970
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
           27,400  Aspect Communications
                   Corporation(2)                                           324
--------------------------------------------------------------------------------
          196,067  Cisco Systems Inc.(2)                                  4,092
--------------------------------------------------------------------------------
          146,023  Motorola, Inc.                                         2,665
--------------------------------------------------------------------------------
                                                                          7,081
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
--------------------------------------------------------------------------------
           19,361  Dell Inc.(1)(2)                                          672
--------------------------------------------------------------------------------
           61,581  Hewlett-Packard Co.                                    1,213
--------------------------------------------------------------------------------
          122,196  International Business Machines
                   Corp.                                                 10,774
--------------------------------------------------------------------------------
                                                                         12,659
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.7%
--------------------------------------------------------------------------------
           30,996  American Express Co.                                $  1,517
--------------------------------------------------------------------------------
           31,156  CompuCredit Corp.(2)                                     516
--------------------------------------------------------------------------------
           93,397  MBNA Corporation                                       2,278
--------------------------------------------------------------------------------
                                                                          4,311
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           54,800  Crown Holdings Inc.(2)                                   463
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
           15,200  Standard and Poor's 500
                   Depositary Receipt                                     1,687
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.2%
--------------------------------------------------------------------------------
          206,842  Citigroup Inc.                                         9,947
--------------------------------------------------------------------------------
          114,390  Principal Financial Group                              4,038
--------------------------------------------------------------------------------
                                                                         13,985
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.6%
--------------------------------------------------------------------------------
           10,125  ALLTEL Corp.                                             510
--------------------------------------------------------------------------------
           18,800  AT&T Corp.                                               322
--------------------------------------------------------------------------------
          131,041  BellSouth Corp.                                        3,382
--------------------------------------------------------------------------------
          188,235  Sprint Corp.                                           3,368
--------------------------------------------------------------------------------
           64,976  Verizon Communications                                 2,452
--------------------------------------------------------------------------------
                                                                         10,034
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%
--------------------------------------------------------------------------------
          291,145  CenterPoint Energy, Inc.                               3,141
--------------------------------------------------------------------------------
          259,603  Edison International                                   6,075
--------------------------------------------------------------------------------
          210,077  TXU Corp.                                              7,172
--------------------------------------------------------------------------------
                                                                         16,388
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
           49,427  Arrow Electronics, Inc.(2)                             1,250
--------------------------------------------------------------------------------
           98,366  Avnet Inc.(2)                                          2,129
--------------------------------------------------------------------------------
          125,389  Sanmina-SCI Corp.(2)                                   1,256
--------------------------------------------------------------------------------
                                                                          4,635
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
--------------------------------------------------------------------------------
           66,336  Schlumberger Ltd.                                      3,883
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
           12,638  7-Eleven Inc.(2)                                         203
--------------------------------------------------------------------------------
          163,233  Supervalu Inc.                                         5,026
--------------------------------------------------------------------------------
                                                                          5,229
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           67,158  Archer-Daniels-Midland Co.                             1,179
--------------------------------------------------------------------------------
            8,336  Corn Products International Inc.                         354
--------------------------------------------------------------------------------
          328,900  Tyson Foods, Inc. Cl A                                 6,164
--------------------------------------------------------------------------------
                                                                          7,697
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           11,744  UGI Corp.                                                370
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
           98,200  Becton Dickinson & Co.                              $  4,964
--------------------------------------------------------------------------------
           26,106  Respironics, Inc.(2)                                   1,368
--------------------------------------------------------------------------------
                                                                          6,332
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
--------------------------------------------------------------------------------
           49,626  AmerisourceBergen Corp.                                2,873
--------------------------------------------------------------------------------
           25,538  Humana Inc.(2)                                           416
--------------------------------------------------------------------------------
            3,326  UnitedHealth Group Incorporated                          204
--------------------------------------------------------------------------------
                                                                          3,493
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
--------------------------------------------------------------------------------
          250,560  McDonald's Corporation                                 6,823
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.7%
--------------------------------------------------------------------------------
           57,956  Black & Decker Corporation                             3,353
--------------------------------------------------------------------------------
           24,686  KB Home                                                1,702
--------------------------------------------------------------------------------
            9,816  NVR, Inc.(2)                                           4,426
--------------------------------------------------------------------------------
           39,488  Stanley Works (The)                                    1,679
--------------------------------------------------------------------------------
                                                                         11,160
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
           29,700  Energizer Holdings, Inc.(2)                            1,286
--------------------------------------------------------------------------------
            1,300  Kimberly-Clark Corp.                                      85
--------------------------------------------------------------------------------
           50,395  Procter & Gamble Co. (The)                             5,329
--------------------------------------------------------------------------------
                                                                          6,700
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
            1,400  3M Co.                                                   121
--------------------------------------------------------------------------------
           44,490  General Electric Co.                                   1,332
--------------------------------------------------------------------------------
          141,132  Tyco International Ltd.                                3,875
--------------------------------------------------------------------------------
                                                                          5,328
--------------------------------------------------------------------------------
INSURANCE -- 3.6%
--------------------------------------------------------------------------------
           98,492  Ace, Ltd.                                              4,318
--------------------------------------------------------------------------------
           33,545  American International Group, Inc.                     2,403
--------------------------------------------------------------------------------
           63,353  Berkley (W.R.) Corp.                                   2,566
--------------------------------------------------------------------------------
           15,106  Fidelity National Financial, Inc.                        553
--------------------------------------------------------------------------------
          131,882  First American Financial Corp. (The)                   3,577
--------------------------------------------------------------------------------
           61,579  Lincoln National Corp.                                 2,764
--------------------------------------------------------------------------------
            4,400  Odyssey Re Holdings Corp.                                104
--------------------------------------------------------------------------------
            5,139  Progressive Corp.                                        450
--------------------------------------------------------------------------------
           31,864  Protective Life Corporation                            1,146
--------------------------------------------------------------------------------
          105,900  Prudential Financial Inc.                              4,653
--------------------------------------------------------------------------------
                                                                         22,534
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(3)
--------------------------------------------------------------------------------
            4,600  Amazon.com, Inc.(2)                                      200
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.6%
--------------------------------------------------------------------------------
          204,527  Earthlink Inc.(2)                                      1,883
--------------------------------------------------------------------------------
           48,262  United Online, Inc.(2)                                   801
--------------------------------------------------------------------------------
           68,546  VeriSign, Inc.(2)                                      1,106
--------------------------------------------------------------------------------
                                                                          3,790
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                           Value
--------------------------------------------------------------------------------
IT SERVICES -- 0.3%
--------------------------------------------------------------------------------
           19,900  Checkfree Corp.(2)                                  $    598
--------------------------------------------------------------------------------
           19,837  Computer Sciences Corp.(2)                               811
--------------------------------------------------------------------------------
           18,570  Convergys Corp.(2)                                       270
--------------------------------------------------------------------------------
                                                                          1,679
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
          232,839  Eastman Kodak Co.                                      6,005
--------------------------------------------------------------------------------
          100,502  Hasbro, Inc.                                           1,898
--------------------------------------------------------------------------------
                                                                          7,903
--------------------------------------------------------------------------------
MEDIA -- 3.1%
--------------------------------------------------------------------------------
          301,744  Disney (Walt) Co.                                      6,949
--------------------------------------------------------------------------------
           24,976  McGraw-Hill Companies, Inc. (The)                      1,970
--------------------------------------------------------------------------------
          123,115  PanAmSat Corp.(1)(2)                                   2,841
--------------------------------------------------------------------------------
           56,507  Regal Entertainment Group(1)                           1,231
--------------------------------------------------------------------------------
          414,150  Time Warner Inc.(2)                                    6,967
--------------------------------------------------------------------------------
                                                                         19,958
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
           27,774  Phelps Dodge Corp.(2)                                  1,828
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.6%
--------------------------------------------------------------------------------
          149,000  Federated Department Stores, Inc.                      7,301
--------------------------------------------------------------------------------
           82,680  May Department Stores Co. (The)                        2,547
--------------------------------------------------------------------------------
           13,704  Saks Incorporated                                        197
--------------------------------------------------------------------------------
                                                                         10,045
--------------------------------------------------------------------------------
OIL & GAS -- 3.3%
--------------------------------------------------------------------------------
           88,443  ChevronTexaco Corp.                                    8,093
--------------------------------------------------------------------------------
            3,722  ConocoPhillips                                           265
--------------------------------------------------------------------------------
          119,792  Exxon Mobil Corp.                                      5,097
--------------------------------------------------------------------------------
            7,688  Kerr-McGee Corp.                                         376
--------------------------------------------------------------------------------
           81,196  Marathon Oil Corp.                                     2,725
--------------------------------------------------------------------------------
           71,105  Sunoco, Inc.                                           4,473
--------------------------------------------------------------------------------
            2,610  Valero Energy Corp.                                      166
--------------------------------------------------------------------------------
                                                                         21,195
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
           36,690  Georgia-Pacific Corp.                                  1,288
--------------------------------------------------------------------------------
          121,300  Louisiana-Pacific Corp.                                2,861
--------------------------------------------------------------------------------
           54,542  Potlatch Corp.                                         2,066
--------------------------------------------------------------------------------
                                                                          6,215
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
           85,486  Gillette Company                                       3,498
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.0%
--------------------------------------------------------------------------------
          196,306  Johnson & Johnson                                     10,607
--------------------------------------------------------------------------------
          147,947  King Pharmaceuticals, Inc.(2)                          2,552
--------------------------------------------------------------------------------
            9,622  Merck & Co., Inc.                                        452
--------------------------------------------------------------------------------
           99,045  Perrigo Co.                                            2,136
--------------------------------------------------------------------------------
          265,344  Pfizer, Inc.                                           9,490
--------------------------------------------------------------------------------
                                                                         25,237
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares/Principal Amount        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
            1,200  Burlington Northern Santa Fe Corp.                  $     39
--------------------------------------------------------------------------------
            8,989  Union Pacific Corp.                                      530
--------------------------------------------------------------------------------
                                                                            569
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          318,531  Intel Corp.                                            8,196
--------------------------------------------------------------------------------
           57,488  Texas Instruments Inc.                                 1,443
--------------------------------------------------------------------------------
                                                                          9,639
--------------------------------------------------------------------------------
SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
            9,765  Autodesk, Inc.                                           327
--------------------------------------------------------------------------------
          406,066  Microsoft Corporation                                 10,546
--------------------------------------------------------------------------------
                                                                         10,873
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.2%
--------------------------------------------------------------------------------
            8,400  Advance Auto Parts(2)                                    362
--------------------------------------------------------------------------------
           51,900  Barnes & Noble Inc.(2)                                 1,550
--------------------------------------------------------------------------------
          108,902  Blockbuster Inc.(1)                                    1,802
--------------------------------------------------------------------------------
           54,112  Claire's Stores Inc.                                   1,103
--------------------------------------------------------------------------------
           98,417  Gap, Inc. (The)                                        2,166
--------------------------------------------------------------------------------
            3,400  Home Depot, Inc.                                         120
--------------------------------------------------------------------------------
           50,340  RadioShack Corp.                                       1,548
--------------------------------------------------------------------------------
           96,018  Rent-A-Center Inc.(2)                                  2,811
--------------------------------------------------------------------------------
           70,938  Sherwin-Williams Co.                                   2,700
--------------------------------------------------------------------------------
                                                                         14,162
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
--------------------------------------------------------------------------------
           52,603  Fannie Mae                                             3,614
--------------------------------------------------------------------------------
           10,148  New Century Financial Corp.(1)                           431
--------------------------------------------------------------------------------
                                                                          4,045
--------------------------------------------------------------------------------
TOBACCO -- 0.7%
--------------------------------------------------------------------------------
           73,080  R.J. Reynolds Tobacco Holdings, Inc.                   4,733
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 0.6%
--------------------------------------------------------------------------------
          173,500  Nextel Communications, Inc.(2)                         4,140
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $303,799)                                                         363,202
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 12.5%

          $ 4,750  FHLMC, 5.00%, settlement date
                   5/18/04(5)                                             4,783
--------------------------------------------------------------------------------
            5,000  FHLMC, 6.00%, settlement date
                   6/14/04(5)                                             5,097
--------------------------------------------------------------------------------
              578  FHLMC, 7.00%, 10/1/12                                    615
--------------------------------------------------------------------------------
              436  FHLMC, 6.50%, 1/1/28                                     454
--------------------------------------------------------------------------------
            4,086  FHLMC, 5.00%, 8/1/33                                   3,965
--------------------------------------------------------------------------------
            1,989  FHLMC, 5.50%, 12/1/33                                  1,988
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 3,945  FNMA, 5.50%, settlement date
                   5/13/04(5)                                          $  3,936
--------------------------------------------------------------------------------
            2,500  FNMA, 7.00%, settlement date
                   5/13/04(5)                                             2,644
--------------------------------------------------------------------------------
           12,390  FNMA, 5.00%, settlement date
                   5/18/04(5)                                            12,463
--------------------------------------------------------------------------------
            4,413  FNMA, 6.00%, settlement date
                   6/14/04(5)                                             4,500
--------------------------------------------------------------------------------
            1,042  FNMA, 6.00%, 2/1/09                                    1,092
--------------------------------------------------------------------------------
               74  FNMA, 6.50%, 5/1/11                                       78
--------------------------------------------------------------------------------
              766  FNMA, 7.50%, 11/1/11                                     821
--------------------------------------------------------------------------------
               10  FNMA, 6.50%, 10/1/12                                      11
--------------------------------------------------------------------------------
               19  FNMA, 6.50%, 5/1/13                                       21
--------------------------------------------------------------------------------
               53  FNMA, 6.50%, 5/1/13                                       56
--------------------------------------------------------------------------------
              101  FNMA, 6.50%, 6/1/13                                      107
--------------------------------------------------------------------------------
               21  FNMA, 6.50%, 6/1/13                                       22
--------------------------------------------------------------------------------
               55  FNMA, 6.50%, 6/1/13                                       58
--------------------------------------------------------------------------------
               46  FNMA, 6.50%, 6/1/13                                       49
--------------------------------------------------------------------------------
              151  FNMA, 6.50%, 6/1/13                                      160
--------------------------------------------------------------------------------
              354  FNMA, 6.00%, 1/1/14                                      370
--------------------------------------------------------------------------------
            1,241  FNMA, 6.00%, 4/1/14                                    1,297
--------------------------------------------------------------------------------
              223  FNMA, 6.50%, 1/1/28                                      233
--------------------------------------------------------------------------------
              607  FNMA, 7.00%, 1/1/28                                      643
--------------------------------------------------------------------------------
              460  FNMA, 6.50%, 1/1/29                                      479
--------------------------------------------------------------------------------
              462  FNMA, 7.50%, 7/1/29                                      495
--------------------------------------------------------------------------------
              265  FNMA, 7.00%, 5/1/30                                      280
--------------------------------------------------------------------------------
              359  FNMA, 7.50%, 9/1/30                                      384
--------------------------------------------------------------------------------
              407  FNMA, 6.50%, 9/1/31                                      424
--------------------------------------------------------------------------------
              258  FNMA, 7.00%, 9/1/31                                      272
--------------------------------------------------------------------------------
              842  FNMA, 6.50%, 1/1/32                                      877
--------------------------------------------------------------------------------
            1,756  FNMA, 7.00%, 6/1/32                                    1,857
--------------------------------------------------------------------------------
              873  FNMA, 6.50%, 8/1/32                                      909
--------------------------------------------------------------------------------
            2,711  FNMA, 5.50%, 6/1/33                                    2,707
--------------------------------------------------------------------------------
            3,764  FNMA, 5.50%, 8/1/33                                    3,758
--------------------------------------------------------------------------------
            1,836  FNMA, 5.50%, 9/1/33                                    1,834
--------------------------------------------------------------------------------
           12,063  FNMA, 5.50%, 1/1/34(6)                                12,044
--------------------------------------------------------------------------------
              772  GNMA, 7.00%, 4/20/26                                     822
--------------------------------------------------------------------------------
              391  GNMA, 7.50%, 8/15/26                                     421
--------------------------------------------------------------------------------
              275  GNMA, 7.00%, 2/15/28                                     293
--------------------------------------------------------------------------------
              446  GNMA, 7.50%, 2/15/28                                     479
--------------------------------------------------------------------------------
              553  GNMA, 7.00%, 12/15/28                                    588
--------------------------------------------------------------------------------
              242  GNMA, 8.00%, 12/15/29                                    264
--------------------------------------------------------------------------------
            1,087  GNMA, 7.00%, 5/15/31                                   1,156
--------------------------------------------------------------------------------
            4,170  GNMA, 5.50%, 11/15/32                                  4,175
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $80,017)                                                           79,981
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 11.1%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
          $ 1,050  Raytheon Co., 4.85%, 1/15/11                        $  1,047
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
              350  Dana Corp., 6.50%, 3/1/09                                369
--------------------------------------------------------------------------------
              300  Lear Corp., 8.11%, 5/15/09                               346
--------------------------------------------------------------------------------
                                                                            715
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
            1,875  General Motors Corporation,
                   7.20%, 1/15/11                                         1,996
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
              750  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $762)(7)                                            753
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.7%
--------------------------------------------------------------------------------
              750  Goldman Sachs Group Inc., 5.70%,
                   9/1/12                                                   774
--------------------------------------------------------------------------------
              750  Goldman Sachs Group Inc., 5.25%,
                   10/15/13                                                 739
--------------------------------------------------------------------------------
              600  Goldman Sachs Group Inc., 6.125%,
                   2/15/33                                                  579
--------------------------------------------------------------------------------
              800  JP Morgan Chase & Co., 4.875%,
                   3/15/14                                                  766
--------------------------------------------------------------------------------
              750  Morgan Stanley, 4.25%, 5/15/10                           740
--------------------------------------------------------------------------------
              600  Morgan Stanley, 4.75%, 4/1/14                            562
--------------------------------------------------------------------------------
                                                                          4,160
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
            1,250  Crompton Corp., 8.50%, 3/15/05                         1,303
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
            1,600  Bank of America Corp., 4.375%,
                   12/1/10                                                1,578
--------------------------------------------------------------------------------
              500  US Bancorp, 2.75%, 3/30/06                               502
--------------------------------------------------------------------------------
              750  Wells Fargo & Co., 4.95%,
                   10/16/13                                                 735
--------------------------------------------------------------------------------
                                                                          2,815
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
              900  Allied Waste North America, Inc.,
                   Series 1998 B, 7.625%, 1/1/06                            954
--------------------------------------------------------------------------------
              850  Hutchison Whampoa International
                   Ltd., 5.45%, 11/24/10 (Acquired
                   11/19/03, Cost $847)(7)                                  839
--------------------------------------------------------------------------------
              900  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                         887
--------------------------------------------------------------------------------
              350  RR Donnelley & Sons Co., 3.75%,
                   4/1/09 (Acquired 3/3/04,
                   Cost $349)(7)                                            343
--------------------------------------------------------------------------------
            1,000  Waste Management Inc., 7.00%,
                   10/15/06                                               1,089
--------------------------------------------------------------------------------
                                                                          4,112
--------------------------------------------------------------------------------

Shares/Principal Amount             ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
          $ 1,000  Ball Corp., 7.75%, 8/1/06                           $  1,075
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.6%
--------------------------------------------------------------------------------
           72,450  iShares GS $ InvesTop Corporate
                   Bond Fund(1)(8)                                        7,898
--------------------------------------------------------------------------------
            5,155  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%, 1/15/12
                   (Acquired 5/23/02-1/3/03,
                   Cost $5,415)(7)                                        5,732
--------------------------------------------------------------------------------
            3,045  Morgan Stanley TRACERS(SM),
                   7.72%, 3/1/32 (Acquired 3/15/02-
                   8/28/02, Cost $3,203)(7)                               3,505
--------------------------------------------------------------------------------
                                                                         17,135
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
            1,500  American General Finance Corp.,
                   Series 2002 H, 4.50%, 11/15/07(1)                      1,546
--------------------------------------------------------------------------------
            2,300  Citigroup Inc., 4.125%, 6/30/05                        2,358
--------------------------------------------------------------------------------
              775  Ford Motor Credit Co., 5.80%,
                   1/12/09                                                  790
--------------------------------------------------------------------------------
              750  Ford Motor Credit Co., 7.375%,
                   10/28/09                                                 812
--------------------------------------------------------------------------------
              600  Ford Motor Credit Co., 7.00%,
                   10/1/13                                                  618
--------------------------------------------------------------------------------
                                                                          6,124
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 0.7%
--------------------------------------------------------------------------------
              700  Ameritech Capital Funding, 6.25%,
                   5/18/09                                                  752
--------------------------------------------------------------------------------
               13  AT&T Corp., 6.00%, 3/15/09                                13
--------------------------------------------------------------------------------
              690  British Telecommunications plc,
                   7.00%, 5/23/07                                           755
--------------------------------------------------------------------------------
              131  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                           157
--------------------------------------------------------------------------------
              750  France Telecom, 7.75%, 3/1/11                            888
--------------------------------------------------------------------------------
              900  Sprint Capital Corp., 8.375%,
                   3/15/12                                                1,058
--------------------------------------------------------------------------------
              800  Verizon New England Inc., 4.75%,
                   10/1/13                                                  762
--------------------------------------------------------------------------------
                                                                          4,385
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.8%
--------------------------------------------------------------------------------
              750  CenterPoint Energy Resources
                   Corp., 5.95%, 1/15/14(1)                                 746
--------------------------------------------------------------------------------
              750  Dominion Resources Inc., 4.125%,
                   2/15/08                                                  755
--------------------------------------------------------------------------------
              300  Pacific Gas & Electric Co., 6.05%,
                   3/1/34                                                   285
--------------------------------------------------------------------------------
            1,000  Progress Energy Inc., 7.10%,
                   3/1/11                                                 1,115
--------------------------------------------------------------------------------
              300  Tampa Electric Co., 6.375%,
                   8/15/12                                                  317
--------------------------------------------------------------------------------
            1,370  Virginia Electric and Power Co.,
                   5.75%, 3/31/06                                         1,445
--------------------------------------------------------------------------------
              750  Virginia Electric and Power Co.,
                   5.25%, 12/15/15                                          736
--------------------------------------------------------------------------------
                                                                          5,399
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          $ 1,000  Delhaize America Inc., 7.375%,
                   4/15/06                                             $  1,074
--------------------------------------------------------------------------------
              450  Sysco Corp., 4.60%, 3/15/14
                   (Acquired 2/27/04, Cost $450)(7)                         435
--------------------------------------------------------------------------------
                                                                          1,509
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            1,150  Cadbury Schweppes US Finance
                   LLC, 5.125%, 10/1/13 (Acquired
                   9/22/03, Cost $1,144)(7)                               1,137
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
              900  Kinder Morgan Energy Partners
                   L.P., 5.00%, 12/15/13                                    866
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
              600  Mandalay Resort Group, 6.45%,
                   2/1/06                                                   630
--------------------------------------------------------------------------------
            1,250  MGM Mirage, 6.00%, 10/1/09                             1,272
--------------------------------------------------------------------------------
              450  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                          453
--------------------------------------------------------------------------------
                                                                          2,355
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
              620  General Electric Capital Corp.,
                   4.25%, 12/1/10                                           607
--------------------------------------------------------------------------------
            1,000  General Electric Co., 5.00%,
                   2/1/13                                                   996
--------------------------------------------------------------------------------
                                                                          1,603
--------------------------------------------------------------------------------
INSURANCE -- 0.3%
--------------------------------------------------------------------------------
              750  Allstate Financial Global Funding,
                   4.25%, 9/10/08 (Acquired 9/3/03,
                   Cost $749)(7)                                            760
--------------------------------------------------------------------------------
              750  American International Group Inc.,
                   4.25%, 5/15/13                                           704
--------------------------------------------------------------------------------
              750  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired 2/5/03,
                   Cost $750)(7)                                            754
--------------------------------------------------------------------------------
                                                                          2,218
--------------------------------------------------------------------------------
MEDIA -- 0.8%
--------------------------------------------------------------------------------
            1,360  Comcast Cable Communications,
                   8.375%, 5/1/07                                         1,543
--------------------------------------------------------------------------------
            1,500  Comcast Corp., 5.50%, 3/15/11                          1,539
--------------------------------------------------------------------------------
              450  COX Communications Inc., 6.75%,
                   3/15/11                                                  492
--------------------------------------------------------------------------------
            1,200  Liberty Media Corp., VRN, 2.61%,
                   6/15/04, resets quarterly off the
                   3-month LIBOR plus 1.50% with
                   no caps                                                1,222
--------------------------------------------------------------------------------
              550  News America Holdings, 7.75%,
                   1/20/24                                                  631
--------------------------------------------------------------------------------
                                                                          5,427
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
              350  IPSCO Inc., 8.75%, 6/1/13                                394
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
OIL & GAS -- 0.3%
--------------------------------------------------------------------------------
          $   300  Anadarko Petroleum Corp., 7.95%,
                   4/15/29                                             $    359
--------------------------------------------------------------------------------
              800  Devon Energy Corp., 2.75%, 8/1/06                        797
--------------------------------------------------------------------------------
              450  XTO Energy Inc., 6.25%, 4/15/13(1)                       480
--------------------------------------------------------------------------------
                                                                          1,636
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
              650  International Paper Co., 4.25%,
                   1/15/09                                                  646
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
              400  Schering-Plough Corp., 5.30%,
                   12/1/13                                                  400
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              600  Norfolk Southern Corp., 7.80%,
                   5/15/27                                                  698
--------------------------------------------------------------------------------
SPECIALTY RETAIL(3)
--------------------------------------------------------------------------------
              300  Toys "R" Us, Inc., 7.375%,
                   10/15/18(1)                                              289
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION  SERVICES -- 0.2%
--------------------------------------------------------------------------------
              850  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                           980
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $70,485)                                                           71,177
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 5.9%

            5,000  U.S. Treasury Bonds, 8.00%,
                   11/15/21                                               6,588
--------------------------------------------------------------------------------
            3,700  U.S. Treasury Bonds, 6.25%,
                   8/15/23                                                4,112
--------------------------------------------------------------------------------
            1,675  U.S. Treasury Bonds, 5.375%,
                   2/15/31(1)                                             1,698
--------------------------------------------------------------------------------
           11,400  U.S. Treasury Notes, 2.375%,
                   8/15/06(1)                                            11,370
--------------------------------------------------------------------------------
            1,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                                  993
--------------------------------------------------------------------------------
           11,000  U.S. Treasury Notes, 3.375%,
                   11/15/08(1)                                           10,942
--------------------------------------------------------------------------------
            1,800  U.S. Treasury Notes, 4.00%,
                   2/15/14                                                1,730
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $37,986)                                                           37,433
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.5%

            5,500  FHLB, 1.875%, 6/15/06                                  5,426
--------------------------------------------------------------------------------
            1,600  FHLMC, 4.875%, 3/15/07                                 1,682
--------------------------------------------------------------------------------
            6,100  FHLMC, 3.375%, 4/15/09                                 5,927
--------------------------------------------------------------------------------
            2,000  FNMA, 6.625%, 10/15/07                                 2,214
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $ 4,750  FNMA, 3.25%, 11/15/07                               $  4,730
--------------------------------------------------------------------------------
            1,700  FNMA, 5.75%, 2/15/08                                   1,832
--------------------------------------------------------------------------------
              600  FNMA, 3.25%, 8/15/08                                     589
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $22,747)                                                           22,400
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 1.9%

              149  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A, 7.14%,
                   11/25/33                                                 149
--------------------------------------------------------------------------------
              225  Argent Non-Improvement Trust,
                   Series 2004 WN2, Class A SC,
                   4.55%, 4/25/34                                           225
--------------------------------------------------------------------------------
            1,500  Argent Securities Inc., Series
                   2003 W3, Class AF3 SEQ, 3.99%,
                   9/25/30                                                1,528
--------------------------------------------------------------------------------
              164  Asset Backed Funding Corp.
                   Non-Improvement Trust, Series
                   2003-1, Class N1, 6.90%, 7/26/33                         165
--------------------------------------------------------------------------------
              577  Bayview Financial Acquisition Trust,
                   Series 1998 B, Class M1, VRN,
                   2.50%, 5/25/04, resets monthly
                   off the 1-month LIBOR plus 1.40%
                   with a cap of 13.00% (Acquired
                   6/13/03, Cost $579)(7)                                   572
--------------------------------------------------------------------------------
              447  Bayview Financial Acquisition Trust,
                   Series 2002 DA, Class M1, VRN,
                   1.95%, 5/25/04, resets monthly
                   off the 1-month LIBOR plus 0.85%
                   with no caps (Acquired 9/19/03,
                   Cost $448)(7)                                            450
--------------------------------------------------------------------------------
              832  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                             849
--------------------------------------------------------------------------------
              358  First Franklin Non-Improvement
                   Trust, Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                           358
--------------------------------------------------------------------------------
            1,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                               1,031
--------------------------------------------------------------------------------
              724  Household Mortgage Loan Trust,
                   Series 2002 HC1, Class M, VRN,
                   1.75%, 5/20/04, resets monthly
                   off the 1-month LIBOR plus 0.65%
                   with no caps                                             725
--------------------------------------------------------------------------------
              827  Household Mortgage Loan Trust,
                   Series 2003 HC2, Class M, VRN,
                   1.70%, 5/20/04, resets monthly
                   off the 1-month LIBOR plus 0.60%
                   with no caps                                             830
--------------------------------------------------------------------------------
            1,200  Long Beach Mortgage Loan Trust,
                   Series 2001-2, Class M2, VRN,
                   2.05%, 5/25/04, resets monthly
                   off the 1-month LIBOR plus 0.95%
                   with no caps                                           1,196
--------------------------------------------------------------------------------
              167  Merrill Lynch Mortgage Investors
                   Inc., Series 2003 OP1N, Class N1,
                   7.25%, 7/25/34                                           169
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

          $   111  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X and P,
                   7.60%, 7/25/33 (Acquired
                   10/29/03, Cost $111)(7)                             $    112
--------------------------------------------------------------------------------
              225  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class NOTE SC,
                   6.25%, 12/25/33 (Acquired
                   3/16/04, Cost $226)(7)                                   226
--------------------------------------------------------------------------------
            1,750  Residential Asset Mortgage
                   Products Inc., Series 2003 RZ4,
                   Class A4 SEQ, 4.04%, 12/25/30                          1,739
--------------------------------------------------------------------------------
              300  Residential Asset Securities Corp.,
                   Series 2004 KS2, Class MI1,
                   4.71%, 3/25/34                                           290
--------------------------------------------------------------------------------
            1,240  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3, 3.60%,
                   12/25/33                                               1,246
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $11,786)                                                           11,860
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 0.9%

           17,642  Banc of America Commercial
                   Mortgage Inc. STRIPS -- COUPON,
                   Series 2004-1, Class XP, VRN,
                   0.83%, 5/1/04                                            616
--------------------------------------------------------------------------------
              743  FHLMC REMIC, Series 77, Class H,
                   8.50%, 9/15/20                                           764
--------------------------------------------------------------------------------
            1,405  FNMA, Series 2002-87, Class AM
                   SEQ, 5.50%, 6/25/31                                    1,442
--------------------------------------------------------------------------------
            1,513  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                          1,553
--------------------------------------------------------------------------------
            1,556  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1, 7.00%,
                   12/25/33                                               1,601
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,972)                                                             5,976
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.5%

            1,400  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                          1,265
--------------------------------------------------------------------------------
            2,000  New Jersey Turnpike Auth. Rev.,
                   Series 2003 B, 4.25%, 1/1/16
                   (AMBAC)                                                1,872
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,419)                                                             3,137
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

            2,200  Province of Ontario, 3.50%,
                   9/17/07(1)
(Cost $2,191)                                                             2,211
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Balanced - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.6%

Repurchase Agreement, Credit Suisse First Boston
Corp., (U.S. Treasury obligations), in a joint trading
account at 0.89%, dated 4/30/04, due 5/3/04
(Delivery value $11,901)                                               $ 11,900
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(U.S. Treasury obligations), in a joint trading
account at 0.89%, dated 4/30/04, due 5/3/04
(Delivery value $30,402)(6)                                              30,400
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $42,300)                                                           42,300
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $580,702)                                                        $639,677
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(9)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG, (U.S.
Treasury obligations), 1.043%, dated 4/30/04,
due 5/3/04 (Delivery value $2,028)                                      $ 2,028
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
          $14,100  Bear Stearns Companies, Inc.
                   Master Note, VRN, 1.24%, 5/3/04                       14,100
--------------------------------------------------------------------------------
            8,000  John Hancock Global Funding II,
                   VRN, 1.37%, 5/3/04, resets daily
                   off the Federal Funds Rate
                   plus
                   0.34%                                                  8,019
--------------------------------------------------------------------------------
            3,000  RACERS(SM), Series 2000-7,
                   Class A3, VRN, 1.30%, 5/17/04,
                   resets monthly off the 1-month
                   LIBOR plus 0.20% with no caps
                   (Acquired 4/15/04, Cost $3,000)(7)                     3,000
--------------------------------------------------------------------------------
                                                                         25,119
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $27,147)                                                          $27,147
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

RACERS(SM) = Restructured Asset Certificates with Enhanced Returns

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

STRIPS = Separate Trading of Registered Interest and Principal of Securities

SEQ = Sequential Payer

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective April 30, 2004.

(1) Security, or a portion thereof, was on loan as of April 30, 2004.

(2) Non-income producing.

(3) Industry is less than 0.05% of total investment securities.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security, or a portion thereof, has been segregated for forward commitments.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at April 30, 2004, was $18,618
    (In Thousands), which represented 3.1% of net assets.

(8) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $580,702) --
including $26,510 of securities loaned                                 $639,677
--------------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $27,147)                           27,147
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $607,849)                666,824
--------------------------------------------------------------
Receivable for investments sold                                           3,853
--------------------------------------------------------------
Receivable for capital shares sold                                           49
--------------------------------------------------------------
Dividends and interest receivable                                         2,406
--------------------------------------------------------------------------------
                                                                        673,132
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities loaned                     27,147
--------------------------------------------------------------
Disbursements in excess of demand deposit cash                              312
--------------------------------------------------------------
Payable for investments purchased                                        37,885
--------------------------------------------------------------
Accrued management fees                                                     453
--------------------------------------------------------------
Distribution fees payable                                                     4
--------------------------------------------------------------
Service fees payable                                                          4
--------------------------------------------------------------------------------
                                                                         65,805
--------------------------------------------------------------------------------

NET ASSETS                                                             $607,327
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                                $583,023
--------------------------------------------------------------
Undistributed net investment income                                         997
--------------------------------------------------------------
Accumulated net realized loss on investment transactions                (35,668)
--------------------------------------------------------------
Net unrealized appreciation on investments                               58,975
--------------------------------------------------------------------------------
                                                                       $607,327
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $590,125,105
--------------------------------------------------------------
Shares outstanding                                                   38,502,439
--------------------------------------------------------------
Net asset value per share                                                $15.33
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                             $191,343
--------------------------------------------------------------
Shares outstanding                                                       12,483
--------------------------------------------------------------
Net asset value per share                                                $15.33
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $17,010,554
--------------------------------------------------------------
Shares outstanding                                                    1,110,403
--------------------------------------------------------------
Net asset value per share                                                $15.32
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                                $ 4,458
--------------------------------------------------------------
Dividends                                                                 3,068
--------------------------------------------------------------
Securities lending                                                           77
--------------------------------------------------------------------------------
                                                                          7,603
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                           2,721
--------------------------------------------------------------
Distribution fees - Advisor Class                                            22
--------------------------------------------------------------
Service fees - Advisor Class                                                 22
--------------------------------------------------------------
Directors' fees and expenses                                                  4
--------------------------------------------------------------
Other expenses                                                                3
--------------------------------------------------------------------------------
                                                                          2,772
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     4,831
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             32,681
--------------------------------------------------------------
Change in net unrealized
appreciation on investments                                              (9,860)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         22,821
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                               $27,652
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                      2004          2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                    $  4,831      $ 11,213
---------------------------------------------------
Net realized gain                                          32,681         2,451
---------------------------------------------------
Change in net unrealized appreciation                      (9,860)       71,549
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                  27,652        85,213
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------------------
  Investor Class                                           (5,338)      (10,188)
---------------------------------------------------
  Institutional Class                                          (2)         (263)
---------------------------------------------------
  Advisor Class                                              (131)         (241)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                  (5,471)      (10,692)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                                (15,261)      (45,550)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  6,920        28,971

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                       600,407       571,436
--------------------------------------------------------------------------------
End of period                                            $607,327      $600,407
================================================================================

Undistributed net investment income                          $997        $1,637
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

TRACERS(SM)/TRAINS(SM) -- The fund may invest in these products which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the

                                                                    (continued)

------
15

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                           INVESTOR    INSTITUTIONAL   ADVISOR
                                            CLASS          CLASS        CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $1 billion                            0.90%          0.70%        0.65%
--------------------------------------------------------------------------------
Over $1 billion                             0.80%          0.60%        0.55%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2004 was
0.90%, 0.70%, and 0.65%, for the Investor, Institutional and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not

                                                                    (continued)

------
16

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2004, totaled $651,066, of which $416,332 represented
U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2004, totaled
$667,277, of which $392,790 represented U.S. Treasury and Agency obligations.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                         SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004

SHARES AUTHORIZED                                        150,000
================================================================================
Sold                                                       2,406       $ 37,140
------------------------------------------------------
Issued in reinvestment of distributions                      336          5,163
------------------------------------------------------
Redeemed                                                  (3,686)       (56,491)
--------------------------------------------------------------------------------
Net decrease                                                (944)      $(14,188)
================================================================================
YEAR ENDED OCTOBER 31, 2003

SHARES AUTHORIZED                                        150,000
================================================================================
Sold                                                       4,621      $  63,845
------------------------------------------------------
Issued in reinvestment of distributions                      721          9,881
------------------------------------------------------
Redeemed                                                  (7,585)      (103,228)
--------------------------------------------------------------------------------
Net decrease                                              (2,243)     $ (29,502)
================================================================================

                                                                    (continued)

------
17

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                         SHARES         AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004

SHARES AUTHORIZED                                         15,000
================================================================================
Sold                                                           3            $38
------------------------------------------------------
Issued in reinvestment of distributions                       --              2
------------------------------------------------------
Redeemed                                                      (1)            (9)
--------------------------------------------------------------------------------
Net increase                                                   2            $31
================================================================================
YEAR ENDED OCTOBER 31, 2003

SHARES AUTHORIZED                                         15,000
================================================================================
Sold                                                          90       $  1,192
------------------------------------------------------
Issued in reinvestment of distributions                       19            263
------------------------------------------------------
Redeemed                                                  (1,350)       (19,069)
--------------------------------------------------------------------------------
Net decrease                                              (1,241)      $(17,614)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004

SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                         230        $ 3,560
------------------------------------------------------
Issued in reinvestment of distributions                        8            118
------------------------------------------------------
Redeemed                                                    (312)        (4,782)
--------------------------------------------------------------------------------
Net decrease                                                 (74)       $(1,104)
================================================================================
YEAR ENDED OCTOBER 31, 2003

SHARES AUTHORIZED                                         50,000
================================================================================
Sold                                                         420        $ 5,827
------------------------------------------------------
Issued in reinvestment of distributions                       16            214
------------------------------------------------------
Redeemed                                                    (330)        (4,475)
--------------------------------------------------------------------------------
Net increase                                                 106        $ 1,566
================================================================================

5. SECURITIES LENDING

As of April 30, 2004, securities in the fund valued at $26,510 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$27,147. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

                                                                    (continued)

------
18

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2004.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                       $615,147
================================================================================
Gross tax appreciation of investments                                  $61,140
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (9,463)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $51,677
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2003, the fund had accumulated capital losses of $61,051, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011.

------
19

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                              2004(1)      2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $14.77      $12.98      $14.28      $17.01      $18.95      $19.39
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.12        0.27        0.35        0.38        0.42        0.46
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.58        1.77       (1.30)      (2.10)       0.61        1.69
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.70        2.04       (0.95)      (1.72)       1.03        2.15
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.14)      (0.25)      (0.35)      (0.40)      (0.43)      (0.47)
--------------------------
  From Net Realized Gains        --          --          --        (0.61)      (2.54)      (2.12)
-------------------------------------------------------------------------------------------------
  Total Distributions          (0.14)      (0.25)      (0.35)      (1.01)      (2.97)      (2.59)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $15.33      $14.77      $12.98      $14.28      $17.01      $18.95
=================================================================================================
  TOTAL RETURN(3)               4.73%      15.92%      (6.80)%    (10.46)%      5.90%      12.03%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.90%(4)       0.90%        0.90%       0.90%      0.97%       1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.60%(4)       1.96%        2.46%       2.46%      2.40%       2.44%
--------------------------
Portfolio Turnover Rate          109%        133%         108%        107%        85%        128%
--------------------------
Net Assets, End of Period
(in millions)                    $590        $583         $541        $663       $835        $914
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any  gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
20

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                         2004(1)      2003        2002        2001       2000(2)
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $14.78      $12.99      $14.28      $17.01      $17.34
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)                 0.14        0.41        0.37        0.41        0.23
--------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.56        1.66       (1.29)      (2.10)      (0.34)
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                    0.70        2.07       (0.92)      (1.69)      (0.11)
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income                       (0.15)      (0.28)      (0.37)      (0.43)      (0.22)
--------------------------
  From Net
  Realized Gains                             --          --          --       (0.61)         --
-------------------------------------------------------------------------------------------------
  Total Distributions                     (0.15)      (0.28)      (0.37)      (1.04)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $15.33      $14.78      $12.99      $14.28      $17.01
=================================================================================================
  TOTAL RETURN(4)                          4.77%      16.13%      (6.54)%    (10.27)%     (0.63)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                              0.70%(5)       0.70%        0.70%       0.70%    0.75%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                              1.80%(5)       2.16%        2.66%       2.66%    2.66%(5)
--------------------------
Portfolio Turnover Rate                     109%        133%         108%        107%      85%(6)
--------------------------
Net Assets, End of Period
(in thousands)                              $191        $155      $16,245     $20,474     $23,214
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) May 1, 2000 (commencement of sale) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any  gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2000.

See Notes to Financial Statements.

------
21

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2004(1)      2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $14.77      $12.97      $14.27      $17.00      $18.94      $19.38
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.10        0.22        0.31        0.34        0.37        0.41
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.57        1.80       (1.30)      (2.10)       0.62        1.69
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.67        2.02       (0.99)      (1.76)       0.99        2.10
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (0.12)      (0.22)      (0.31)      (0.36)      (0.39)      (0.42)
--------------------------
  From Net
  Realized Gains                  --          --          --       (0.61)      (2.54)      (2.12)
-------------------------------------------------------------------------------------------------
  Total Distributions          (0.12)      (0.22)      (0.31)      (0.97)      (2.93)      (2.54)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $15.32      $14.77      $12.97      $14.27      $17.00      $18.94
=================================================================================================
  TOTAL RETURN(3)               4.52%      15.74%      (7.04)%    (10.69)%      5.63%      11.74%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   1.15%(4)       1.15%        1.15%       1.15%      1.22%       1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.35%(4)       1.71%        2.21%       2.21%      2.15%       2.19%
--------------------------
Portfolio Turnover Rate          109%        133%         108%        107%        85%        128%
--------------------------
Net Assets, End of Period
(in thousands)                $17,011     $17,482      $13,985     $16,990    $17,046     $10,946
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any  gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

Share Class Information

Three classes of shares are authorized for sale by Balanced: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
23

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
24

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

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1-800-345-8765

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AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0406                                  American Century Investment Services, Inc.
SH-SAN-38386N                      (c)2004 American Century Services Corporation

APRIL 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two steel bridges]

Veedot(reg.sm) Fund

[american century logo and text logo]

Our Message to You.......................................................   1

VEEDOT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

           [photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Veedot fund for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Veedot - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                                  ----------------
                                                   AVERAGE ANNUAL
                                                      RETURNS
--------------------------------------------------------------------------------
                                                       SINCE         INCEPTION
                                      1 YEAR         INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        11/30/99
   Before redemption fee              32.28%           0.00%
   Net of redemption fee(1)           29.63%          -0.46%
--------------------------------------------------------------------------------
WILSHIRE 5000 TOTAL MARKET INDEX      26.08%          -2.53%             --
--------------------------------------------------------------------------------
Institutional Class                                                     8/1/00
   Before redemption fee              32.63%          -5.05%
   Net of redemption fee(1)           29.98%          -5.56%
--------------------------------------------------------------------------------

(1) Returns reflect the deduction of a 2% redemption fee, incurred if shares were redeemed within the first five years after purchase.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made November 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                                   2000*     2001     2002      2003     2004
--------------------------------------------------------------------------------
Investor Class                    35.20%   -26.18%   -4.21%   -20.92%   32.28%
--------------------------------------------------------------------------------
Wilshire 5000 Total Market Index   5.88%   -14.10%   -9.88%   -13.58%   26.08%
--------------------------------------------------------------------------------

* From 11/30/99, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Veedot - Portfolio Commentary

[photo of Jim Stowers III and John Small, Jr.]

A PORTFOLIO COMMENTARY FROM JIM STOWERS III AND JOHN SMALL, JR., PORTFOLIO
MANAGERS ON THE VEEDOT INVESTMENT TEAM.

During the six months that ended April 30, 2004, Veedot rose 0.20%*, trailing its benchmark, the Wilshire 5000 Total Market Index, which gained 6.38%.

OPTIMISM FADED IN MARCH AND APRIL

Last year's optimism--exemplified by the third quarter, which produced the biggest quarterly advances in gross domestic product and corporate earnings in almost two decades--helped spur the market in late 2003 and the early part of this year. The Wilshire 5000 Total Market Index reached a 30-month high on
February 11. Exactly one month later, however, terrorist attacks on a Madrid train station shook confidence in many worldwide markets. Many of the gains made by stocks from November to February were reduced in March and April, according to the indices tracked by the Frank Russell Company.

Still, despite losses in the last two months, all the major Russell indices advanced, regardless of investment style or market capitalization. Based on a comparison of indices, small cap stocks generally advanced at a slightly faster rate than larger companies. And despite some declines late in the period, all but two of the sector stakes within Veedot contributed positively to performance.

HEALTH CARE LED CONTRIBUTORS

Health care companies lifted performance the most. Five of the portfolio's top ten contributors came from this sector, including Urologix, a manufacturer of products used to treat urological disorders, which reported its first quarterly profit ever, and projected a profit for its fiscal year. Health care providers also helped, including Amedisys, which jumped after the company acquired 11 agencies and hospices from Tenet Healthcare. Drug companies were led by First
Horizon Pharmaceutical Co., a marketer of prescription products for cardiology and women's health, which raised its earnings guidance in two consecutive quarters.

TOP TEN HOLDINGS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
California Micro
Devices Corporation                         0.9%                  0.9%
--------------------------------------------------------------------------------
Autodesk, Inc.                              0.8%                  0.4%
--------------------------------------------------------------------------------
Urologix Inc.                               0.8%                  0.3%
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical
Corporation                                 0.7%                  0.3%
--------------------------------------------------------------------------------
Ventiv Health Inc.                          0.7%                  0.3%
--------------------------------------------------------------------------------
Stanley Works (The)                         0.6%                  0.4%
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc.                          0.6%                   --
--------------------------------------------------------------------------------
Comstock
Resources Inc.                              0.5%                  0.2%
--------------------------------------------------------------------------------
Korn/Ferry International                    0.5%                   --
--------------------------------------------------------------------------------
Viewpoint Corp.                             0.5%                   --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                     (continued)

------
3

Veedot - Portfolio Commentary

Energy stocks contributed as well. Oil prices generally rose throughout the period, as a tightening worldwide petroleum supply pushed U.S. average gasoline prices, unadjusted for inflation, to an all-time high. That helped make Veedot's oil and gas companies the portfolio's largest contributing industry group. Among its top performers was Range Resources, which operates oil and gas fields in the southern and eastern United States.

Companies that produce industrial materials also helped portfolio performance.
This sector was led by chemical and paper makers. Some steelmakers rose, too, after proposed U.S. tariffs on imported steel were scrapped, averting a trade war that could have hurt American exporters' opportunities in Europe and Asia.

The fund's industrial holdings rose, led by machinery makers. But progress was restrained by declining airlines, construction companies and electrical equipment makers. The portfolio's biggest detractor was MasTec, a provider of construction services for telecommunications firms that slumped after it delayed its annual report to securities regulators.

IT, TELECOM STOCKS DETRACTED

Unfortunately, Veedot's biggest sector stake, information technology, detracted the most from performance. The holdings, which represented on average about 28%
for the portfolio, suffered as the growth of investment in computers and peripheral equipment slowed from 2003 levels. Almost every industry group in this area lost ground. Several semiconductor firms suffered, including August
Technology, which provides measurement technology for microchip manufacturers.
Internet software companies were led downward by Tumbleweed Communications, which reported disappointing earnings and the resignation of a top executive.
One of the few bright spots in this area was Research in Motion, the portfolio's top contributor. Its shares rose after Sony Ericsson and Samsung Electronic both agreed to offer the Canadian company's BlackBerry wireless email service.

Another stake that detracted was telecommunications, as several wireless and diversified firms declined during the period.

SEARCH FOR ACCELERATION

Using its systematic investment process, Veedot continues to focus on finding businesses whose fundamentals meet strict requirements for accelerating growth and whose stock price histories point to the likelihood of future increases.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Semiconductors
& Semiconductor
Equipment                                   7.9%                  8.3%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                               6.6%                  4.8%
--------------------------------------------------------------------------------
Specialty Retail                            6.1%                  3.7%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                  4.6%                  3.2%
--------------------------------------------------------------------------------
Software                                    4.1%                  8.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                               95.5%                 98.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                             4.5%                  1.3%
--------------------------------------------------------------------------------

------
4

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.5%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
    40,000   AAR Corporation(1)                                   $    406,000
--------------------------------------------------------------------------------
    15,000   Cubic Corp.                                               354,000
--------------------------------------------------------------------------------
    25,000   Honeywell International Inc.                              864,500
--------------------------------------------------------------------------------
     6,000   United Technologies Corp.                                 517,560
--------------------------------------------------------------------------------
                                                                     2,142,060
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
     7,000   FedEx Corporation                                         503,370
--------------------------------------------------------------------------------
    25,000   J.B. Hunt Transport
             Services, Inc.(1)                                         791,500
--------------------------------------------------------------------------------
    25,000   TPG NV ORD                                                538,958
--------------------------------------------------------------------------------
     7,500   United Parcel Service, Inc. Cl B                          526,125
--------------------------------------------------------------------------------
                                                                     2,359,953
--------------------------------------------------------------------------------

AIRLINES -- 0.3%
--------------------------------------------------------------------------------
    35,000   SkyWest, Inc.                                             637,000
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
    20,000   Drew Industries Inc.(1)                                   744,000
--------------------------------------------------------------------------------
    20,000   Keystone Automotive
             Industries, Inc.(1)                                       518,000
--------------------------------------------------------------------------------
                                                                     1,262,000
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
    35,000   Ford Motor Company                                        537,600
--------------------------------------------------------------------------------
    25,000   Monaco Coach Corp.                                        651,750
--------------------------------------------------------------------------------
    12,500   Thor Industries Inc.                                      348,250
--------------------------------------------------------------------------------
    15,000   Winnebago Industries                                      432,450
--------------------------------------------------------------------------------
                                                                     1,970,050
--------------------------------------------------------------------------------

BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
    11,500   Ito En Ltd. ORD                                           490,536
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.2%
--------------------------------------------------------------------------------
   260,000   Avant Immunotherapeutics Inc.(1)                          725,400
--------------------------------------------------------------------------------
    55,000   Alkermes Inc.(1)                                          843,150
--------------------------------------------------------------------------------
    96,000   BioCryst Pharmaceuticals Inc.(1)                          835,104
--------------------------------------------------------------------------------
    10,000   Gilead Sciences, Inc.(1)                                  608,300
--------------------------------------------------------------------------------
     7,500   IDEXX Laboratories, Inc.(1)                               459,450
--------------------------------------------------------------------------------
   120,000   Luminex Corporation(1)                                  1,146,000
--------------------------------------------------------------------------------
   125,000   Titan Pharmaceuticals Inc.(1)                             546,250
--------------------------------------------------------------------------------
                                                                     5,163,654
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
     8,000   American Woodmark Corp.                                   513,600
--------------------------------------------------------------------------------
    30,000   Griffon Corp.(1)                                          658,500
--------------------------------------------------------------------------------
    25,000   Lennox International Inc.                                 417,750
--------------------------------------------------------------------------------
    21,000   NCI Building Systems Inc.(1)                              614,670
--------------------------------------------------------------------------------
    10,000   Simpson Manufacturing
             Company Inc.                                              521,600
--------------------------------------------------------------------------------
                                                                     2,726,120
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.9%
--------------------------------------------------------------------------------
     9,000   Affiliated Managers
             Group Inc.(1)                                        $    438,300
--------------------------------------------------------------------------------
    12,500   Blackrock Inc.                                            777,500
--------------------------------------------------------------------------------
    20,000   Eaton Vance Corp.                                         730,200
--------------------------------------------------------------------------------
    15,000   Edwards (A.G.), Inc.                                      548,850
--------------------------------------------------------------------------------
    20,000   Gabelli Asset Management Inc.                             804,000
--------------------------------------------------------------------------------
     5,000   Goldman Sachs
             Group, Inc. (The)                                         482,500
--------------------------------------------------------------------------------
    15,000   Investors Financial
             Services Corporation                                      583,050
--------------------------------------------------------------------------------
    20,000   Jefferies Group Inc.                                      682,000
--------------------------------------------------------------------------------
     3,500   Legg Mason, Inc.                                          322,210
--------------------------------------------------------------------------------
     6,000   Lehman Brothers Holdings Inc.                             440,400
--------------------------------------------------------------------------------
    17,500   T. Rowe Price Group Inc.                                  897,400
--------------------------------------------------------------------------------
                                                                     6,706,410
--------------------------------------------------------------------------------

CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
    30,000   Georgia Gulf Corporation                                  955,800
--------------------------------------------------------------------------------
    15,000   Lubrizol Corp.                                            477,000
--------------------------------------------------------------------------------
    18,000   Praxair, Inc.                                             657,900
--------------------------------------------------------------------------------
   175,000   Terra Industries Inc.(1)                                  906,500
--------------------------------------------------------------------------------
                                                                     2,997,200
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.1%
--------------------------------------------------------------------------------
    25,000   Center Financial Corp.                                    362,500
--------------------------------------------------------------------------------
     7,500   Cathay General Bancorp                                    488,250
--------------------------------------------------------------------------------
    15,000   Cullen/Frost Bankers, Inc.                                649,500
--------------------------------------------------------------------------------
     9,000   East West BanCorp, Inc.                                   506,970
--------------------------------------------------------------------------------
    35,000   First Commonwealth
             Financial Corp.                                           493,850
--------------------------------------------------------------------------------
     6,000   First Financial Bankshares Inc.                           247,020
--------------------------------------------------------------------------------
    14,000   Mercantile Bank Corp.                                     503,300
--------------------------------------------------------------------------------
    12,500   North Fork Bancorporation, Inc.                           464,000
--------------------------------------------------------------------------------
    10,000   SunTrust Banks, Inc.                                      680,500
--------------------------------------------------------------------------------
    10,000   UnionBanCal Corporation                                   534,300
--------------------------------------------------------------------------------
                                                                     4,930,190
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 4.6%
--------------------------------------------------------------------------------
    15,000   Banta Corp.                                               667,200
--------------------------------------------------------------------------------
    32,500   Brink's Company (The)                                     901,225
--------------------------------------------------------------------------------
    20,000   Consolidated Graphics Inc.(1)                             746,400
--------------------------------------------------------------------------------
    35,000   Copart Inc.(1)                                            663,600
--------------------------------------------------------------------------------
    10,000   Corporate Executive
             Board Co. (The)                                           516,500
--------------------------------------------------------------------------------
    25,000   Hudson Highland Group Inc.(1)                             764,750
--------------------------------------------------------------------------------
    80,000   Korn/Ferry International(1)                             1,198,400
--------------------------------------------------------------------------------
    80,000   Labor Ready Inc.(1)                                     1,011,200
--------------------------------------------------------------------------------
    20,000   New England Business
             Service, Inc.                                             694,200
--------------------------------------------------------------------------------
    10,000   R. R. Donnelley
             & Sons Company                                            294,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

    20,000   Resources Connection, Inc.(1)                        $    806,200
--------------------------------------------------------------------------------
    65,000   Sotheby's Holdings Cl A(1)                                844,350
--------------------------------------------------------------------------------
    25,000   Sourcecorp, Inc.(1)                                       642,250
--------------------------------------------------------------------------------
   100,000   Spherion Corp.(1)                                         985,000
--------------------------------------------------------------------------------
                                                                    10,735,475
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.6%
--------------------------------------------------------------------------------
    15,000   Avocent Corp.(1)                                          481,350
--------------------------------------------------------------------------------
    55,000   Cable Design
             Technologies Corp.(1)                                     469,150
--------------------------------------------------------------------------------
    50,000   Carrier Access Corporation(1)                             532,000
--------------------------------------------------------------------------------
    45,000   Cisco Systems Inc.(1)                                     939,150
--------------------------------------------------------------------------------
    38,400   Digi International Inc.(1)                                373,248
--------------------------------------------------------------------------------
    30,000   Ditech Communications Corp.(1)                            431,400
--------------------------------------------------------------------------------
   400,000   Eagle Broadband Inc.(1)                                   340,000
--------------------------------------------------------------------------------
    15,000   F5 Networks, Inc.(1)                                      381,000
--------------------------------------------------------------------------------
    85,000   Globecomm Systems Inc.(1)                                 501,500
--------------------------------------------------------------------------------
    47,500   Motorola, Inc.                                            866,875
--------------------------------------------------------------------------------
    70,000   NMS Communications Corp.(1)                               542,500
--------------------------------------------------------------------------------
    12,500   Plantronics, Inc.(1)                                      474,375
--------------------------------------------------------------------------------
    12,500   QUALCOMM Inc.                                             780,750
--------------------------------------------------------------------------------
     7,000   Research In Motion Ltd.(1)                                607,320
--------------------------------------------------------------------------------
    33,900   Tekelec(1)                                                565,113
--------------------------------------------------------------------------------
                                                                     8,285,731
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.2%
--------------------------------------------------------------------------------
    15,000   Avid Technology, Inc.(1)                                  719,550
--------------------------------------------------------------------------------
    75,000   Fujitsu Ltd. ORD                                          520,965
--------------------------------------------------------------------------------
    50,000   Gemplus International SA ADR(1)                           226,550
--------------------------------------------------------------------------------
    50,000   InFocus Corporation(1)                                    408,500
--------------------------------------------------------------------------------
    30,000   PalmOne Inc.(1)                                           489,600
--------------------------------------------------------------------------------
    30,000   SBS Technologies Inc.(1)                                  447,000
--------------------------------------------------------------------------------
                                                                     2,812,165
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 0.3%
--------------------------------------------------------------------------------
    25,000   Dycom Industries Inc.(1)                                  589,500
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.5%
--------------------------------------------------------------------------------
    15,000   Florida Rock Industries Inc.                              596,850
--------------------------------------------------------------------------------
    15,000   Martin Marietta Materials, Inc.                           648,750
--------------------------------------------------------------------------------
                                                                     1,245,600
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
    10,000   American Express Co.                                      489,500
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.5%
--------------------------------------------------------------------------------
    25,000   Handleman Co.                                             562,750
--------------------------------------------------------------------------------
    35,000   WESCO International Inc.(1)                               500,500
--------------------------------------------------------------------------------
                                                                     1,063,250
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
    50,000   Allegheny Energy, Inc.(1)                                 689,000
--------------------------------------------------------------------------------
    20,000   XCEL Energy Inc.                                          334,600
--------------------------------------------------------------------------------
                                                                     1,023,600
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
    17,500   Ametek Inc.                                          $    463,750
--------------------------------------------------------------------------------
    80,000   Artesyn Technologies Inc.(1)                              736,800
--------------------------------------------------------------------------------
    14,000   Cooper Industries, Ltd.                                   768,740
--------------------------------------------------------------------------------
     7,500   Encore Wire Corp.(1)                                      205,050
--------------------------------------------------------------------------------
    40,000   Intelligent Digital Integrated
             Security ORD                                              466,979
--------------------------------------------------------------------------------
    20,000   Intermagnetics General
             Corporation(1)                                            490,400
--------------------------------------------------------------------------------
    50,000   RF Monolithics Inc.(1)                                    463,500
--------------------------------------------------------------------------------
    35,000   Vicor Corp.(1)                                            486,500
--------------------------------------------------------------------------------
    13,000   Woodward Governor Co.                                     810,420
--------------------------------------------------------------------------------
                                                                     4,892,139
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 6.6%
--------------------------------------------------------------------------------
    40,000   Acacia Research-Acacia
             Technologies(1)                                           259,600
--------------------------------------------------------------------------------
    80,000   Aeroflex Inc.(1)                                        1,006,400
--------------------------------------------------------------------------------
    50,000   Agilysys Inc.                                             586,500
--------------------------------------------------------------------------------
    30,000   Amphenol Corp. Cl A(1)                                    948,300
--------------------------------------------------------------------------------
    17,000   Anixter International Inc.                                498,100
--------------------------------------------------------------------------------
    35,000   California Amplifier Inc.(1)                              281,750
--------------------------------------------------------------------------------
     7,500   CDW Corp.                                                 468,675
--------------------------------------------------------------------------------
    15,000   Cognex Corp.                                              476,700
--------------------------------------------------------------------------------
    10,000   Dionex Corp.(1)                                           510,300
--------------------------------------------------------------------------------
    20,000   Electro Scientific
             Industries Inc.(1)                                        408,800
--------------------------------------------------------------------------------
    15,000   Excel Technology Inc.(1)                                  507,600
--------------------------------------------------------------------------------
    10,000   Flir Systems Inc.(1)                                      469,100
--------------------------------------------------------------------------------
    15,000   Keithley Instruments Inc.                                 312,750
--------------------------------------------------------------------------------
    25,000   Littelfuse, Inc.(1)                                       960,000
--------------------------------------------------------------------------------
    25,000   Molex Inc.                                                744,500
--------------------------------------------------------------------------------
    20,250   National Instruments Corp.                                618,840
--------------------------------------------------------------------------------
    15,000   Rogers Corp.(1)                                           895,500
--------------------------------------------------------------------------------
   200,000   Satcon Technology Corp.(1)                                538,000
--------------------------------------------------------------------------------
    12,000   Scansource Inc.(1)                                        662,760
--------------------------------------------------------------------------------
    55,000   Sirenza Microdevices Inc.(1)                              229,900
--------------------------------------------------------------------------------
    35,000   Sypris Solutions Inc.                                     670,600
--------------------------------------------------------------------------------
    20,000   Taser International Inc.(1)                               646,800
--------------------------------------------------------------------------------
    12,500   Tech Data Corp.(1)                                        425,000
--------------------------------------------------------------------------------
    35,000   Technitrol Inc.(1)                                        744,450
--------------------------------------------------------------------------------
    20,000   Tektronix, Inc.                                           592,000
--------------------------------------------------------------------------------
    10,000   Trimble Navigation Ltd.(1)                                250,500
--------------------------------------------------------------------------------
    35,000   Viisage Technology Inc.(1)                                291,200
--------------------------------------------------------------------------------
    24,000   Vishay Intertechnology, Inc.(1)                           417,600
--------------------------------------------------------------------------------
                                                                    15,422,225
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.3%
--------------------------------------------------------------------------------
    15,000   Baker Hughes Inc.                                         550,200
--------------------------------------------------------------------------------
    17,500   BJ Services Co.(1)                                        778,750
--------------------------------------------------------------------------------
    60,000   Grant Prideco, Inc.(1)                                    915,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

    65,000   Lone Star Technologies, Inc.(1)                      $  1,332,500
--------------------------------------------------------------------------------
    25,000   Nabors Industries Ltd.(1)                               1,109,000
--------------------------------------------------------------------------------
    22,500   Patterson-UTI Energy Inc.(1)                              814,275
--------------------------------------------------------------------------------
    20,000   Smith International, Inc.(1)                            1,095,000
--------------------------------------------------------------------------------
    29,000   W-H Energy Services Inc.(1)                               533,020
--------------------------------------------------------------------------------
    15,000   Weatherford International Ltd.(1)                         652,200
--------------------------------------------------------------------------------
                                                                     7,779,945
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.3%
--------------------------------------------------------------------------------
    15,000   CVS Corp.                                                 579,450
--------------------------------------------------------------------------------
    30,000   Pantry Inc. (The)(1)                                      598,500
--------------------------------------------------------------------------------
   100,000   Rite Aid Corp.(1)                                         490,000
--------------------------------------------------------------------------------
    50,000   Smart & Final Inc.(1)                                     577,500
--------------------------------------------------------------------------------
    27,500   Supervalu Inc.                                            846,725
--------------------------------------------------------------------------------
                                                                     3,092,175
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
    17,000   Corn Products International Inc.                          722,500
--------------------------------------------------------------------------------
    17,500   Dean Foods Co.(1)                                         587,650
--------------------------------------------------------------------------------
    25,000   Flowers Foods Inc.                                        612,250
--------------------------------------------------------------------------------
    20,000   Hormel Foods Corp.                                        609,800
--------------------------------------------------------------------------------
    16,000   Pilgrim's Pride Corp.                                     370,080
--------------------------------------------------------------------------------
    25,000   Sara Lee Corp.                                            577,000
--------------------------------------------------------------------------------
                                                                     3,479,280
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.2%
--------------------------------------------------------------------------------
    12,500   Piedmont Natural Gas Co., Inc.                            506,250
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 2.7%
--------------------------------------------------------------------------------
    50,000   Abiomed Inc.(1)                                           571,000
--------------------------------------------------------------------------------
     7,000   Alcon, Inc.                                               519,750
--------------------------------------------------------------------------------
    13,000   Analogic Corporation                                      615,550
--------------------------------------------------------------------------------
     5,000   Bard (C.R.), Inc.                                         531,350
--------------------------------------------------------------------------------
    30,000   DJ Orthopedics Inc.(1)                                    690,900
--------------------------------------------------------------------------------
    15,000   Laserscope(1)                                             445,650
--------------------------------------------------------------------------------
    10,000   Millipore Corp.(1)                                        524,300
--------------------------------------------------------------------------------
   100,000   Rita Medical Systems Inc.(1)                              640,000
--------------------------------------------------------------------------------
   150,000   Urologix Inc.(1)                                        1,830,000
--------------------------------------------------------------------------------
                                                                     6,368,500
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 2.5%
--------------------------------------------------------------------------------
    70,000   Allscripts Healthcare
             Solutions Inc.(1)                                         658,700
--------------------------------------------------------------------------------
    30,000   Amedisys Inc.(1)                                          903,000
--------------------------------------------------------------------------------
    17,000   America Service Group Inc.(1)                             623,900
--------------------------------------------------------------------------------
    20,000   eResearch Technology, Inc.(1)                             629,600
--------------------------------------------------------------------------------
    25,000   Manor Care, Inc.                                          811,000
--------------------------------------------------------------------------------
     7,500   Patterson Dental Co.(1)                                   552,750
--------------------------------------------------------------------------------
   115,000   Ventiv Health Inc.(1)                                   1,618,050
--------------------------------------------------------------------------------
                                                                     5,797,000
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 3.8%
--------------------------------------------------------------------------------
    17,500   Cheesecake Factory Inc.(1)                           $    741,125
--------------------------------------------------------------------------------
   175,000   Denny's Corp.(1)                                          455,000
--------------------------------------------------------------------------------
    25,000   Lone Star Steakhouse
             & Saloon, Inc.                                            768,750
--------------------------------------------------------------------------------
    33,500   Marcus Corp.                                              542,700
--------------------------------------------------------------------------------
    20,000   McDonald's Corporation                                    544,600
--------------------------------------------------------------------------------
    12,500   Outback Steakhouse, Inc.                                  549,125
--------------------------------------------------------------------------------
    18,000   Red Robin Gourmet
             Burgers Inc.(1)                                           517,500
--------------------------------------------------------------------------------
    17,000   Ruby Tuesday Inc.(1)                                      508,640
--------------------------------------------------------------------------------
    30,000   Ryan's Family Steak
             Houses Inc.(1)                                            544,200
--------------------------------------------------------------------------------
    75,000   Six Flags, Inc.(1)                                        557,250
--------------------------------------------------------------------------------
    15,000   Sonic Corporation(1)                                      484,050
--------------------------------------------------------------------------------
    15,000   Starbucks Corporation(1)                                  582,900
--------------------------------------------------------------------------------
    22,500   Station Casinos Inc.                                    1,014,300
--------------------------------------------------------------------------------
    10,000   Wynn Resorts Ltd.(1)                                      399,300
--------------------------------------------------------------------------------
    14,000   Yum! Brands, Inc.(1)                                      543,060
--------------------------------------------------------------------------------
                                                                     8,752,500
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 3.2%
--------------------------------------------------------------------------------
    12,500   Black & Decker Corporation                                723,125
--------------------------------------------------------------------------------
    15,000   Blyth Inc.                                                487,650
--------------------------------------------------------------------------------
    15,000   Ethan Allen Interiors Inc.                                623,550
--------------------------------------------------------------------------------
    30,000   Furniture Brands
             International Inc.                                        844,200
--------------------------------------------------------------------------------
    25,000   Jarden Corp.(1)                                           930,000
--------------------------------------------------------------------------------
    25,000   La-Z-Boy Inc.                                             521,000
--------------------------------------------------------------------------------
    20,000   Leggett & Platt, Inc.                                     452,000
--------------------------------------------------------------------------------
     7,500   Meritage Corp.(1)                                         508,875
--------------------------------------------------------------------------------
     6,500   Mohawk Industries Inc.(1)                                 501,410
--------------------------------------------------------------------------------
    15,000   Stanley Furniture Co. Inc.                                600,000
--------------------------------------------------------------------------------
    32,500   Stanley Works (The)                                     1,381,575
--------------------------------------------------------------------------------
                                                                     7,573,385
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
    15,000   Kimberly-Clark Corp.                                      981,750
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.6%
--------------------------------------------------------------------------------
     1,734   Alleghany Corp.(1)                                        455,106
--------------------------------------------------------------------------------
    20,000   Allete Inc.                                               691,000
--------------------------------------------------------------------------------
    10,000   Standex International Corp.                               269,000
--------------------------------------------------------------------------------
                                                                     1,415,106
--------------------------------------------------------------------------------

INSURANCE -- 1.5%
--------------------------------------------------------------------------------
     6,000   American National Insurance                               565,380
--------------------------------------------------------------------------------
    16,000   AmerUs Group Co.                                          617,600
--------------------------------------------------------------------------------
    15,000   Delphi Financial Group, Inc. Cl A                         602,400
--------------------------------------------------------------------------------
    14,000   Hilb, Rogal & Hamilton Co.                                501,900
--------------------------------------------------------------------------------
    15,000   Torchmark Corp.                                           780,600
--------------------------------------------------------------------------------
     9,000   Triad Guaranty Inc.(1)                                    492,300
--------------------------------------------------------------------------------
                                                                     3,560,180
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.7%
--------------------------------------------------------------------------------
    45,000   1-800-FLOWERS.COM
             Inc. Cl A(1)                                         $    454,050
--------------------------------------------------------------------------------
    30,000   Insight Enterprises Inc.(1)                               502,200
--------------------------------------------------------------------------------
    30,000   J. Jill Group, Inc. (The)(1)                              635,400
--------------------------------------------------------------------------------
                                                                     1,591,650
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.6%
--------------------------------------------------------------------------------
    65,000   Akamai Technologies Inc.(1)                               768,300
--------------------------------------------------------------------------------
    25,000   Autobytel Inc.(1)                                         234,000
--------------------------------------------------------------------------------
   120,000   Corillian Corp.(1)                                        518,400
--------------------------------------------------------------------------------
    70,000   Cybersource Corp.(1)                                      443,800
--------------------------------------------------------------------------------
   300,000   EasyLink Services Corp.(1)                                462,000
--------------------------------------------------------------------------------
    15,000   eCollege.com Inc.(1)                                      271,200
--------------------------------------------------------------------------------
   125,000   Entrust Inc.(1)                                           571,250
--------------------------------------------------------------------------------
   100,000   LivePerson Inc.(1)                                        443,900
--------------------------------------------------------------------------------
                                                                     3,712,850
--------------------------------------------------------------------------------

IT SERVICES -- 1.6%
--------------------------------------------------------------------------------
    13,000   Accenture Ltd. Cl A(1)                                    309,010
--------------------------------------------------------------------------------
    12,500   CACI International Inc.(1)                                568,750
--------------------------------------------------------------------------------
    15,000   DST Systems, Inc.(1)                                      662,250
--------------------------------------------------------------------------------
    11,000   First Data Corp.                                          499,290
--------------------------------------------------------------------------------
    12,500   Global Payments Inc.                                      599,750
--------------------------------------------------------------------------------
    30,000   Inforte Corp.(1)                                          325,530
--------------------------------------------------------------------------------
    20,000   Wipro Ltd. ADR                                            861,000
--------------------------------------------------------------------------------
                                                                     3,825,580
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
    25,000   Arctic Cat Inc.                                           593,750
--------------------------------------------------------------------------------
    20,000   MarineMax Inc.(1)                                         570,200
--------------------------------------------------------------------------------
    65,000   Nautilus Group, Inc. (The)                              1,045,200
--------------------------------------------------------------------------------
    10,000   Polaris Industries Inc.                                   429,000
--------------------------------------------------------------------------------
                                                                     2,638,150
--------------------------------------------------------------------------------

MACHINERY -- 3.6%
--------------------------------------------------------------------------------
    35,000   Alfa Laval AB ORD                                         527,039
--------------------------------------------------------------------------------
    15,000   Atlas Copco AB Cl B ORD                                   485,138
--------------------------------------------------------------------------------
    12,000   CLARCOR Inc.                                              528,240
--------------------------------------------------------------------------------
     7,000   Danaher Corp.                                             647,640
--------------------------------------------------------------------------------
    12,500   Dover Corp.                                               500,375
--------------------------------------------------------------------------------
    10,000   Eaton Corp.                                               593,800
--------------------------------------------------------------------------------
    10,000   Illinois Tool Works Inc.                                  862,100
--------------------------------------------------------------------------------
     7,000   ITT Industries, Inc.                                      555,030
--------------------------------------------------------------------------------
    20,000   Lincoln Electric Holdings Inc.                            630,600
--------------------------------------------------------------------------------
    20,000   Mueller Industries Inc.                                   671,000
--------------------------------------------------------------------------------
    13,000   Parker-Hannifin Corp.                                     718,770
--------------------------------------------------------------------------------
    15,000   Pentair, Inc.                                             893,851
--------------------------------------------------------------------------------
    25,000   Reliance Steel &
             Aluminum Company                                          825,500
--------------------------------------------------------------------------------
                                                                     8,439,083
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

MEDIA -- 2.0%
--------------------------------------------------------------------------------
    30,000   Citadel Broadcasting Corp.(1)                        $    520,500
--------------------------------------------------------------------------------
     7,000   E.W. Scripps Company (The)                                738,850
--------------------------------------------------------------------------------
    36,000   Emmis Communications
             Corp. Cl A(1)                                             842,400
--------------------------------------------------------------------------------
    30,000   Information Holdings Inc.(1)                              745,500
--------------------------------------------------------------------------------
    15,000   Lee Enterprises Inc.                                      716,700
--------------------------------------------------------------------------------
    20,000   Lodgenet Entertainment Corp.(1)                           404,000
--------------------------------------------------------------------------------
     7,500   McGraw-Hill
             Companies, Inc. (The)                                     591,450
--------------------------------------------------------------------------------
                                                                     4,559,400
--------------------------------------------------------------------------------

METALS & MINING -- 2.0%
--------------------------------------------------------------------------------
    16,000   Arch Coal Inc.                                            489,760
--------------------------------------------------------------------------------
    20,000   Century Aluminum Co.(1)                                   396,000
--------------------------------------------------------------------------------
    27,500   Commercial Metals Co.                                     720,500
--------------------------------------------------------------------------------
    20,000   Metal Management Inc.(1)                                  290,000
--------------------------------------------------------------------------------
     9,000   Nucor Corp.                                               534,600
--------------------------------------------------------------------------------
    15,000   Quanex Corporation                                        612,000
--------------------------------------------------------------------------------
    50,000   Ryerson Tull Inc.                                         587,000
--------------------------------------------------------------------------------
    30,000   Steel Technologies Inc.                                   578,700
--------------------------------------------------------------------------------
    30,000   Worthington Industries, Inc.                              541,500
--------------------------------------------------------------------------------
                                                                     4,750,060
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.3%
--------------------------------------------------------------------------------
    15,000   Target Corporation                                        650,550
--------------------------------------------------------------------------------

OIL & GAS -- 2.0%
--------------------------------------------------------------------------------
    60,000   Comstock Resources Inc.(1)                              1,221,000
--------------------------------------------------------------------------------
    90,000   LL&E Royalty Trust                                        463,500
--------------------------------------------------------------------------------
   100,000   Mission Resources Corp.(1)                                414,000
--------------------------------------------------------------------------------
    50,000   Plains Exploration
             & Production Co.(1)                                       985,000
--------------------------------------------------------------------------------
    50,000   San Juan Basin Royalty Trust                            1,009,000
--------------------------------------------------------------------------------
    36,600   Williams Coal Seam Gas Trust                              499,590
--------------------------------------------------------------------------------
                                                                     4,592,090
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    15,000   Bowater Inc.                                              629,250
--------------------------------------------------------------------------------
    50,000   Buckeye Technologies Inc.(1)                              525,000
--------------------------------------------------------------------------------
                                                                     1,154,250
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
     7,000   Avon Products, Inc.                                       588,000
--------------------------------------------------------------------------------
    35,000   Playtex Products Inc.(1)                                  259,350
--------------------------------------------------------------------------------
                                                                       847,350
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.2%
--------------------------------------------------------------------------------
     7,200   Eli Lilly and Company                                     531,432
--------------------------------------------------------------------------------
    10,000   Eon Labs Inc.(1)                                          657,500
--------------------------------------------------------------------------------
   110,000   First Horizon Pharmaceutical
             Corporation(1)                                          1,706,100
--------------------------------------------------------------------------------
                                                                     2,895,032
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

REAL ESTATE -- 1.0%
--------------------------------------------------------------------------------
    17,000   Crescent Real Estate
             Equities Co.                                         $    262,990
--------------------------------------------------------------------------------
     6,700   Hospitality Properties Trust                              261,836
--------------------------------------------------------------------------------
    35,000   Jones Lang LaSalle Inc.(1)                                826,350
--------------------------------------------------------------------------------
    25,000   LTC Properties Inc.                                       389,000
--------------------------------------------------------------------------------
    17,000   Plum Creek Timber Co. Inc.                                502,520
--------------------------------------------------------------------------------
                                                                     2,242,696
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
    15,000   Burlington Northern
             Santa Fe Corp.                                            490,500
--------------------------------------------------------------------------------
    25,000   Celadon Group, Inc.(1)                                    411,500
--------------------------------------------------------------------------------
    25,000   Norfolk Southern Corp.                                    595,500
--------------------------------------------------------------------------------
                                                                     1,497,500
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 7.9%
--------------------------------------------------------------------------------
    50,000   Advanced Micro Devices, Inc.(1)                           711,000
--------------------------------------------------------------------------------
    12,500   Analog Devices, Inc.                                      532,500
--------------------------------------------------------------------------------
    75,000   Atmel Corporation(1)                                      438,000
--------------------------------------------------------------------------------
    35,000   August Technology
             Corporation(1)                                            461,300
--------------------------------------------------------------------------------
    75,000   Axcelis Technologies Inc.(1)                              788,250
--------------------------------------------------------------------------------
   145,000   California Micro Devices
             Corporation(1)                                          2,080,749
--------------------------------------------------------------------------------
    62,500   Cirrus Logic Inc.(1)                                      389,375
--------------------------------------------------------------------------------
    22,500   Diodes Inc.(1)                                            488,475
--------------------------------------------------------------------------------
   105,000   Electroglas Inc.(1)                                       413,700
--------------------------------------------------------------------------------
    35,000   Integrated Device
             Technology Inc.(1)                                        470,750
--------------------------------------------------------------------------------
    30,000   Integrated Silicon
             Solutions Inc.(1)                                         411,900
--------------------------------------------------------------------------------
    12,500   International Rectifier Corp.(1)                          495,500
--------------------------------------------------------------------------------
    40,000   IXYS Corp.(1)                                             342,800
--------------------------------------------------------------------------------
    15,000   Microchip Technology Inc.                                 420,300
--------------------------------------------------------------------------------
    90,000   Microsemi Corporation(1)                                  978,300
--------------------------------------------------------------------------------
    40,000   Mindspeed Technologies Inc.(1)                            205,600
--------------------------------------------------------------------------------
    34,000   Mykrolis Corp.(1)                                         494,700
--------------------------------------------------------------------------------
    20,000   National Semiconductor Corp.(1)                           815,800
--------------------------------------------------------------------------------
   120,000   Neomagic Corp.(1)                                         454,800
--------------------------------------------------------------------------------
    35,000   Pixelworks Inc.(1)                                        625,800
--------------------------------------------------------------------------------
    50,000   PLX Technology Inc.(1)                                    649,000
--------------------------------------------------------------------------------
    45,000   Semitool Inc.(1)                                          494,550
--------------------------------------------------------------------------------
    20,000   Semtech Corp.(1)                                          420,400
--------------------------------------------------------------------------------
    40,000   Silicon Storage
             Technology Inc.(1)                                        530,000
--------------------------------------------------------------------------------
    55,000   Skyworks Solutions, Inc.(1)                               470,800
--------------------------------------------------------------------------------
    20,000   Standard Microsystems
             Corporation(1)                                            476,800
--------------------------------------------------------------------------------
   200,000   Tegal Corp.(1)                                            310,000
--------------------------------------------------------------------------------
    36,000   Teradyne, Inc.(1)                                         733,680
--------------------------------------------------------------------------------
    35,000   Texas Instruments Inc.                                    878,500
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

    12,000   Varian Semiconductor
             Equipment Associates, Inc.(1)                        $    390,720
--------------------------------------------------------------------------------
    45,000   Xicor Inc.(1)                                             659,250
--------------------------------------------------------------------------------
    19,000   Xilinx, Inc.(1)                                           638,970
--------------------------------------------------------------------------------
                                                                    18,672,269
--------------------------------------------------------------------------------

SOFTWARE -- 4.1%
--------------------------------------------------------------------------------
    12,500   Adobe Systems Inc.                                        516,750
--------------------------------------------------------------------------------
    70,000   American Software                                         402,500
--------------------------------------------------------------------------------
    55,000   Autodesk, Inc.                                          1,842,500
--------------------------------------------------------------------------------
    40,000   Catapult Communications Corp.(1)                          752,400
--------------------------------------------------------------------------------
    30,000   DocuCorporation
             International Inc.(1)                                     325,200
--------------------------------------------------------------------------------
    17,500   FileNet Corp.(1)                                          480,550
--------------------------------------------------------------------------------
    20,000   Hyperion Solutions Corp.(1)                               767,600
--------------------------------------------------------------------------------
    25,000   InterVoice, Inc.(1)                                       311,250
--------------------------------------------------------------------------------
    25,000   Macromedia, Inc.(1)                                       515,000
--------------------------------------------------------------------------------
    15,000   Open Solutions Inc.(1)                                    370,950
--------------------------------------------------------------------------------
   100,000   Parametric Technology Corp.(1)                            458,000
--------------------------------------------------------------------------------
    45,000   SS&C Technologies, Inc.                                 1,039,050
--------------------------------------------------------------------------------
    27,000   THQ Inc.(1)                                               500,580
--------------------------------------------------------------------------------
   477,500   Viewpoint Corp.(1)                                      1,179,425
--------------------------------------------------------------------------------
                                                                     9,461,755
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 6.1%
--------------------------------------------------------------------------------
    23,000   Aaron Rents Inc.                                          666,080
--------------------------------------------------------------------------------
    15,000   AnnTaylor Stores Corp.(1)                                 607,950
--------------------------------------------------------------------------------
    37,500   Brookstone Inc.(1)                                        745,875
--------------------------------------------------------------------------------
    35,000   Building Material
             Holding Corporation                                       575,400
--------------------------------------------------------------------------------
    23,000   Chico's FAS, Inc.(1)                                      936,790
--------------------------------------------------------------------------------
    45,000   Cortefiel SA ORD                                          489,646
--------------------------------------------------------------------------------
    45,000   Culture Convenience
             Club Co. Ltd. ORD                                         489,042
--------------------------------------------------------------------------------
    27,500   Foot Locker Inc.                                          660,000
--------------------------------------------------------------------------------
    30,000   GameStop Corporation Cl A(1)                              528,300
--------------------------------------------------------------------------------
    15,000   Home Depot, Inc.                                          527,850
--------------------------------------------------------------------------------
    13,000   Michaels Stores, Inc.                                     650,390
--------------------------------------------------------------------------------
    13,000   O'Reilly Automotive, Inc.(1)                              583,570
--------------------------------------------------------------------------------
    30,000   Pep Boys-Manny,
             Moe & Jack (The)                                          824,100
--------------------------------------------------------------------------------
    35,000   Petsmart Inc.                                             969,500
--------------------------------------------------------------------------------
    12,000   RadioShack Corp.                                          369,120
--------------------------------------------------------------------------------
    30,000   Ross Stores, Inc.                                         915,000
--------------------------------------------------------------------------------
    16,000   Sharper Image Corporation(1)                              488,960
--------------------------------------------------------------------------------
    17,500   Sherwin-Williams Co.                                      665,875
--------------------------------------------------------------------------------
    15,000   Sports Auth. Inc. (The)(1)                                575,100
--------------------------------------------------------------------------------
    30,000   TJX Companies, Inc. (The)                                 737,100
--------------------------------------------------------------------------------
    17,500   Urban Outfitters Inc.(1)                                  807,975
--------------------------------------------------------------------------------
    10,000   Weight Watchers
             International Inc.(1)                                     390,000
--------------------------------------------------------------------------------
                                                                    14,203,623
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Veedot - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
    10,000   Coach Inc.(1)                                        $    426,000
--------------------------------------------------------------------------------
    26,250   Fossil Inc.(1)                                            642,863
--------------------------------------------------------------------------------
    12,500   Timberland Co. (The)(1)                                   784,000
--------------------------------------------------------------------------------
    20,000   VF Corp.                                                  923,200
--------------------------------------------------------------------------------
    19,000   Wolverine World Wide, Inc.                                510,720
--------------------------------------------------------------------------------
                                                                     3,286,783
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.9%
--------------------------------------------------------------------------------
    10,000   New Century Financial Corp.                               424,300
--------------------------------------------------------------------------------
    25,000   Northwest Bancorp Inc.                                    515,750
--------------------------------------------------------------------------------
    15,000   PFF BanCorporation Inc.                                   561,750
--------------------------------------------------------------------------------
    30,000   W Holding Company, Inc.                                   511,200
--------------------------------------------------------------------------------
                                                                     2,013,000
--------------------------------------------------------------------------------

TOBACCO -- 0.4%
--------------------------------------------------------------------------------
    17,500   UST Inc.                                                  651,175
--------------------------------------------------------------------------------
    15,000   Vector Group Ltd.                                         248,100
--------------------------------------------------------------------------------
                                                                       899,275
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 1.1%
--------------------------------------------------------------------------------
     9,500   Grainger (W.W.), Inc.                                     497,800
--------------------------------------------------------------------------------
    10,000   Hughes Supply, Inc.                                       558,900
--------------------------------------------------------------------------------
    30,000   MSC Industrial Direct Co.                                 859,800
--------------------------------------------------------------------------------
    20,000   Watsco, Inc.                                              583,000
--------------------------------------------------------------------------------
                                                                     2,499,500
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
     5,400   California Water
             Service Group                                        $    154,008
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 0.5%
--------------------------------------------------------------------------------
   100,000   LCC International Inc. Cl A(1)                            540,000
--------------------------------------------------------------------------------
   130,000   SBA Communications
             Corporation(1)                                            520,000
--------------------------------------------------------------------------------
                                                                     1,060,000
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $212,603,101)                                                222,896,883
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 0.90%,
dated 4/30/04, due 5/3/04
(Delivery value $10,400,780)
(Cost $10,400,000)                                                  10,400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $223,003,101)                                               $233,296,883
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell    Settlement Date          Value      Unrealized Gain
--------------------------------------------------------------------------------
     116,634,001   JPY         5/28/04          $1,057,080        $8,396
                                             ===================================

(Value on Settlement Date $1,065,476)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
ORD = Foreign Ordinary Share

(1)  Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $223,003,101)            $233,296,883
-------------------------------------------------------------
Cash                                                                   137,465
-------------------------------------------------------------
Receivable for investments sold                                     23,363,608
-------------------------------------------------------------
Receivable for forward foreign currency exchange contracts               8,396
-------------------------------------------------------------
Dividends and interest receivable                                      120,331
--------------------------------------------------------------------------------
                                                                   256,926,683
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   16,621,582
-------------------------------------------------------------
Accrued management fees                                                313,547
--------------------------------------------------------------------------------
                                                                    16,935,129
--------------------------------------------------------------------------------

NET ASSETS                                                        $239,991,554
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $ 341,393,134
-------------------------------------------------------------
Accumulated net investment loss                                       (707,466)
-------------------------------------------------------------
Accumulated net realized loss on investment transactions          (110,981,870)
-------------------------------------------------------------
Net unrealized appreciation on investments                          10,287,756
--------------------------------------------------------------------------------
                                                                 $ 239,991,554
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $227,417,987
-------------------------------------------------------------
Shares outstanding                                                  45,473,220
-------------------------------------------------------------
Net asset value per share                                                $5.00
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $12,573,567
-------------------------------------------------------------
Shares outstanding                                                   2,496,467
-------------------------------------------------------------
Net asset value per share                                                $5.04
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Dividends                                                         $  1,152,810
-------------------------------------------------------------
Interest                                                                16,002
--------------------------------------------------------------------------------
                                                                     1,168,812
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                      1,873,451
-------------------------------------------------------------
Directors' fees and expenses                                             1,500
-------------------------------------------------------------
Other expenses                                                           1,327
--------------------------------------------------------------------------------
                                                                     1,876,278
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (707,466)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                        24,553,123
-------------------------------------------------------------
Change in net unrealized appreciation on investments               (23,539,565)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     1,013,558
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    306,092
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004           2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                               $   (707,466)   $ (1,366,055)
-----------------------------------------------
Net realized gain                                   24,553,123      38,753,396
-----------------------------------------------
Change in net unrealized appreciation              (23,539,565)     22,021,528
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              306,092      59,408,869
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                     (1,496,592)    (14,387,320)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               (1,190,500)     45,021,549

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                241,182,054     196,160,505
--------------------------------------------------------------------------------
End of period                                     $239,991,554    $241,182,054
================================================================================

Accumulated net investment loss                      $(707,466)             --
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund generally invests in companies with small, medium, and large market capitalizations. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class had not commenced as of April 30, 2004.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

(continued)

------
14

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2.00% redemption fee on shares held less than five years. These redemption fees are recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                                 INVESTOR      INSTITUTIONAL      ADVISOR
                                   CLASS           CLASS           CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                 1.50%           1.30%           1.25%
--------------------------------------------------------------------------------
Next $500 million                  1.45%           1.25%           1.20%
--------------------------------------------------------------------------------
Over $1 billion                    1.40%           1.20%           1.15%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2004, was
1.50% and 1.30% for the Investor and Institutional Classes, respectively.

(continued)

------
15

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. No fees were incurred under the plan during the six months ended April 30, 2004, as sale of the Advisor Class had not yet commenced.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2004, were $394,904,422 and $412,990,630, respectively.

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                  SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                              200,000,000
================================================================================
Sold                                             1,860,694     $  9,804,162
--------------------------------------------
Redeemed                                        (2,215,778)     (11,401,787)(1)
--------------------------------------------------------------------------------
Net decrease                                      (355,084)    $ (1,597,625)
================================================================================

YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                              200,000,000
================================================================================
Sold                                             2,905,735     $ 12,117,434
--------------------------------------------
Redeemed                                        (6,820,595)     (27,227,637)(2)
--------------------------------------------------------------------------------
Net decrease                                    (3,914,860)    $(15,110,203)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                               267,296      $ 1,434,179
--------------------------------------------
Redeemed                                          (251,948)      (1,333,146)
--------------------------------------------------------------------------------
Net increase                                        15,348      $   101,033
================================================================================

YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                               648,297      $ 2,730,343
--------------------------------------------
Redeemed                                          (467,938)      (2,007,460)
--------------------------------------------------------------------------------
Net increase                                       180,359      $   722,883
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SHARES AUTHORIZED                               50,000,000
================================================================================

(1) Net of redemption fees of $201,964.

(2) Net of redemption fees of $490,015.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2004.

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $224,414,541
================================================================================
Gross tax appreciation of investments                             $ 18,911,614
----------------------------------------------------------------
Gross tax depreciation of investments                              (10,029,272)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $  8,882,342
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2003, the fund had accumulated capital losses of $134,123,553, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2010.

------
18

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                          INVESTOR CLASS
--------------------------------------------------------------------------------
                          2004(1)     2003     2002        2001        2000(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $4.99      $3.77     $4.32      $5.92         $5.00
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Loss(3)                 (0.01)     (0.03)    (0.01)      --(4)        (0.06)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)              0.02       1.24     (0.55)     (1.60)         0.98
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.01       1.21     (0.56)     (1.60)         0.92
--------------------------------------------------------------------------------
Redemption Fees(5)         --(4)      0.01      0.01        --            --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $5.00      $4.99     $3.77      $4.32         $5.92
================================================================================
  TOTAL RETURN(6)          0.20%     32.36%   (12.73)%   (27.03)%       18.40%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              1.50%(7)      1.50%      1.50%      1.50%     1.50%(7)
---------------------
Ratio of Net
Investment Loss
to Average
Net Assets            (0.57)%(7)    (0.68)%    (0.31)%    (0.09)%   (0.92)%(7)
---------------------
Portfolio
Turnover Rate               158%       415%       330%       410%         250%
---------------------
Net Assets,
End of Period
(in thousands)          $227,418   $228,724   $187,451   $231,108     $352,130
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) November 30, 1999 (inception) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
19

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                          2004(1)     2003      2002      2001         2000(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $5.02      $3.79     $4.33     $5.92         $6.12
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------
  Net Investment
  Income (Loss)(3)        (0.01)     (0.02)     --(4)     0.01         (0.01)
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)              0.03       1.24     (0.55)    (1.60)        (0.19)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.02       1.22     (0.55)    (1.59)        (0.20)
--------------------------------------------------------------------------------
Redemption Fees(5)         --(4)      0.01      0.01       --            --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $5.04      $5.02     $3.79     $4.33         $5.92
================================================================================
  TOTAL RETURN(6)          0.40%     32.45%   (12.47)%  (26.86)%       (3.27)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              1.30%(7)      1.30%      1.30%     1.30%      1.30%(7)
---------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets            (0.37)%(7)    (0.48)%    (0.11%)     0.11%    (0.52)%(7)
---------------------
Portfolio
Turnover Rate               158%       415%       330%      410%       250%(8)
---------------------
Net Assets,
End of Period
(in thousands)           $12,574    $12,458     $8,709    $9,659       $12,218
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) August 1, 2000 (commencement of sale) through October 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period November 30, 1999 (inception of fund) through
    October 31, 2000.

See Notes to Financial Statements.

------
20

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio for
Institutional Class shares is lower than that of Investor Class shares. The total expense ratio for Advisor Class shares is higher than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
22

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of U.S.
headquartered equity securities with readily available price data.

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
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FINANCIAL ADVISORS, INSURANCE COMPANIES:
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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

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P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0406                             American Century Investment Services, Inc.
SH-SAN-38384S                    (c)2004 American Century Services Corporation

[front cover]

APRIL 30, 2004

[graphic of chart]

[graphic of starfish]

American Century Investments
Semiannual Report

[graphic of two steal bridges]

Capital Value Fund

[American Century logo and text logo]

Our Message to You........................................................  1

CAPITAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III with James E. Stowers, Jr.]

                 JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Capital Value fund for the six months ended April 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
October 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/ James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/ James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Capital Value - Performance

TOTAL RETURNS AS OF APRIL 30, 2004
                                          ----------------------
                                          AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                               1 YEAR      5 YEARS    INCEPTION       DATE
------------------------------------------------------------------------------
INVESTOR CLASS                26.67%       4.00%       5.94%        3/31/99
   Return After-Tax
   on Distributions(1)        26.48%       3.58%       5.51%
   Return After-Tax on
   Distributions and
   Sale of Shares(1)          17.57%       3.17%       4.86%
------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX      26.26%       1.55%       3.32%           -
------------------------------------------------------------------------------
Institutional Class           27.12%           -       4.84%         3/1/02
   Return After-Tax
   on Distributions(1)        26.89%           -       4.47%
   Return After-Tax on
   Distributions and
   Sale of Shares(1)          17.92%           -       3.94%
------------------------------------------------------------------------------
Advisor Class                     -            -      22.82%(2)     5/14/03
   Return After-Tax
   on Distributions(1)            -            -      22.66%(2)
   Return After-Tax on
   Distributions and
   Sale of Shares(1)              -            -      15.03%(2)
------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) Returns for periods less than one year are not annualized.

                                                                   (continued)

------
2

Capital Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                            1999*    2000     2001      2002      2003     2004
--------------------------------------------------------------------------------
Investor Class             10.20%   -6.71%   16.92%     0.21%   -12.11%   26.67%
--------------------------------------------------------------------------------
Russell 1000 Value Index    9.34%   -3.88%    6.43%    -3.91%   -13.01%   26.26%
--------------------------------------------------------------------------------

* From 3/31/99, the Investor Class's inception date. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
The Growth of $10,000 chart and the One-Year Returns chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

Capital Value - Portfolio Commentary

[photo of Brendan Healy, Chuck Ritter, and Mark Mallon]

A PORTFOLIO COMMENTARY FROM (LEFT TO RIGHT) BRENDAN HEALY, CHUCK RITTER, AND
MARK MALLON, PORTFOLIO MANAGERS ON THE CAPITAL VALUE INVESTMENT TEAM.

Capital Value increased 8.94%* during the six months ended April 30, 2004, outpacing its benchmark, the Russell 1000 Value Index, which gained 8.15%.

MARCH OPTIMISM FADED

The portfolio's advance came during a stretch marked by rising corporate profits and continued economic expansion. During the period's closing weeks, however, stock prices came under pressure amid rising oil prices and new concern that the
Federal Reserve would raise interest rates. Exactly one month later, however, terrorist attacks on the Madrid train station shook confidence throughout many worldwide markets. As a result, many of the gains made by large-capitalization stocks from November to February were reduced in March and April, according to the indices tracked by the Frank Russell Company.

Still, despite losses in the last two months, all the major Russell indices advanced during the six-month period, regardless of investment style or market capitalization. Small stocks generally achieved higher gains than larger equities, and value issues outperformed growth. Large-cap value stocks advanced at a faster rate than their similarly sized growth rivals.

Despite some declines late in the period, all but one of the sector stakes within Capital Value contributed, and the vast majority of stocks in the portfolio added to performance.

ENERGY COMPANIES LED THE WAY

Energy stocks provided the biggest lift. Oil prices generally rose throughout the period, as a tightening worldwide petroleum supply pushed U.S. average gasoline prices, unadjusted for inflation, to an all-time high. As a result, six of the portfolio's biggest contributors were either oil companies or the energy equipment companies that serve them. The portfolio's greatest contributor was
Exxon Mobil, which benefited from higher crude prices as well as forecasts

TOP TEN HOLDINGS
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Citigroup Inc.                            4.4%                  4.4%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.9%                  3.6%
--------------------------------------------------------------------------------
Freddie Mac                               3.8%                  3.7%
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        3.4%                  4.5%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.1%                  3.4%(1)
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                       2.6%                  2.5%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.1%                  1.9%
--------------------------------------------------------------------------------
SBC Communications Inc.                   1.9%                  2.8%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                       1.7%                  1.9%
--------------------------------------------------------------------------------
Altria Group Inc.                         1.6%                  1.8%
--------------------------------------------------------------------------------

(1) Bank of America Corp. acquired FleetBoston Financial Corporation on 4/1/04.
    The percentage as of 10/31/03 represents both the Bank of America Corp. and
    FleetBoston Financial Corporation shares owned by the fund.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------
4

Capital Value - Portfolio Commentary

of greater reserves developed in Qatar, Nigeria and Chad.

Capital Value's biggest sector stake on average, financials, also boosted performance. This area, representing about 30% of the portfolio, was led by insurers, such as Loews and American International Group, which both reported increased premium revenues. While commercial banks also aided, progress was restrained by capital markets companies Merrill Lynch and Morgan Stanley.

In the industrials sector, industrial conglomerates and aerospace & defense companies added to performance. One leader was Tyco International, which reported higher earnings from higher revenues and lower costs, obtained by closing excess facilities and reducing debt.

Less-cyclical sectors, such as consumer staples, also advanced, led by Altria, whose American tobacco division benefited from greater fourth-quarter volume, retail share and profitability. Other gains came from the portfolio's food and household products selections.

Health care stocks were another source of positive performance, due mainly to advances among health care equipment and supply companies. Pharmaceutical stocks also contributed.

INFORMATION TECHNOLOGY DETRACTED

The one sector stake that detracted during the period was information technology, led downward by computers and peripherals makers. Hewlett-Packard, maker of PCs, printers and other hardware, was the portfolio's greatest detractor, declining on concerns about greater competition and slowing growth in its imaging and printing group. Information technology services firms disappointed as well. Electronic Data Systems slumped after a worse-than-expected loss on its Navy-Marine Corps contract led to a deep fourth-quarter loss and a reduction in its revenue forecast for 2004.

Capital Value will continue to follow its investment discipline -- searching for fundamentally sound businesses that, because of transitory issues, are selling at what we believe to be below fair market value. Since the fund's inception on
March 31, 1999, our consistent, patient approach has enabled Capital Value to surpass its benchmark, producing an average annual rate of return of 5.94%, versus the Russell 1000 Value's 3.32% return.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         4/30/04              10/31/03
--------------------------------------------------------------------------------
Commercial Banks                         12.1%                 12.3%
--------------------------------------------------------------------------------
Oil & Gas                                10.0%                  9.7%
--------------------------------------------------------------------------------
Insurance                                 6.1%                  4.3%
--------------------------------------------------------------------------------
Thrifts & Mortgage
Finance                                   5.7%                  5.9%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                  5.0%                  6.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        4/30/04              10/31/03
--------------------------------------------------------------------------------
Common Stocks                            95.2%                 96.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.8%                  4.0%
--------------------------------------------------------------------------------

------
5

Capital Value - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.3%
--------------------------------------------------------------------------------
    35,000    Boeing Co.                                          $  1,494,150
--------------------------------------------------------------------------------
    48,500    Honeywell International Inc.                           1,677,130
--------------------------------------------------------------------------------
    26,800    Raytheon Company                                         864,568
--------------------------------------------------------------------------------
                                                                     4,035,848
--------------------------------------------------------------------------------
AUTOMOBILES - 1.1%
--------------------------------------------------------------------------------
    31,400    General Motors Corp.                                   1,488,988
--------------------------------------------------------------------------------
     5,700    Toyota Motor Corp. ADR                                   417,297
--------------------------------------------------------------------------------
                                                                     1,906,285
--------------------------------------------------------------------------------
BEVERAGES - 1.1%
--------------------------------------------------------------------------------
    13,700    Adolph Coors Company Cl B                                900,227
--------------------------------------------------------------------------------
    36,600    Pepsi Bottling Group Inc.                              1,071,282
--------------------------------------------------------------------------------
                                                                     1,971,509
--------------------------------------------------------------------------------
CAPITAL MARKETS - 2.5%
--------------------------------------------------------------------------------
    41,600    Merrill Lynch & Co., Inc.                              2,255,968
--------------------------------------------------------------------------------
    44,200    Morgan Stanley                                         2,271,438
--------------------------------------------------------------------------------
                                                                     4,527,406
--------------------------------------------------------------------------------
CHEMICALS - 1.1%
--------------------------------------------------------------------------------
    33,500    PPG Industries, Inc.                                   1,986,885
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 12.1%
--------------------------------------------------------------------------------
    69,000    Bank of America Corp.                                  5,553,810
--------------------------------------------------------------------------------
    53,300    Bank One Corp.                                         2,631,421
--------------------------------------------------------------------------------
    46,200    KeyCorp                                                1,372,140
--------------------------------------------------------------------------------
    54,700    National City Corp.                                    1,896,449
--------------------------------------------------------------------------------
    36,000    PNC Financial Services Group                           1,911,600
--------------------------------------------------------------------------------
    88,600    U.S. Bancorp                                           2,271,704
--------------------------------------------------------------------------------
    52,400    Wachovia Corp.                                         2,397,300
--------------------------------------------------------------------------------
    66,100    Wells Fargo & Co.                                      3,732,006
--------------------------------------------------------------------------------
                                                                    21,766,430
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
--------------------------------------------------------------------------------
    36,400    R. R. Donnelley & Sons Company                         1,070,888
--------------------------------------------------------------------------------
    33,000    Waste Management, Inc.                                   937,200
--------------------------------------------------------------------------------
                                                                     2,008,088
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.6%
--------------------------------------------------------------------------------
   155,000    Hewlett-Packard Co.                                    3,053,500
--------------------------------------------------------------------------------
    17,800    International Business
              Machines Corp.                                         1,569,426
--------------------------------------------------------------------------------
                                                                     4,622,926
--------------------------------------------------------------------------------
DIVERSIFIED - 3.4%
--------------------------------------------------------------------------------
    54,000    Standard and Poor's 500
              Depositary Receipt                                     5,994,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.4%
--------------------------------------------------------------------------------
   163,500    Citigroup Inc.                                         7,862,715
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
--------------------------------------------------------------------------------
     8,600    ALLTEL Corp.                                             432,924
--------------------------------------------------------------------------------
    55,400    AT&T Corp.                                               950,110
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
    70,100    BellSouth Corp.                                     $  1,809,281
--------------------------------------------------------------------------------
   135,500    SBC Communications Inc.                                3,373,950
--------------------------------------------------------------------------------
    74,300    Sprint Corp.                                           1,329,227
--------------------------------------------------------------------------------
    34,000    Verizon Communications                                 1,283,160
--------------------------------------------------------------------------------
                                                                     9,178,652
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%
--------------------------------------------------------------------------------
    36,400    Exelon Corporation                                     2,436,616
--------------------------------------------------------------------------------
    41,200    PPL Corporation                                        1,765,420
--------------------------------------------------------------------------------
                                                                     4,202,036
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.3%
--------------------------------------------------------------------------------
    29,400    CVS Corp.                                              1,135,722
--------------------------------------------------------------------------------
    65,200    Kroger Co. (The)(1)                                    1,141,000
--------------------------------------------------------------------------------
                                                                     2,276,722
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.2%
--------------------------------------------------------------------------------
    40,400    H.J. Heinz Company                                     1,542,876
--------------------------------------------------------------------------------
    50,800    Sara Lee Corp.                                         1,172,464
--------------------------------------------------------------------------------
    17,400    Unilever N.V. New York Shares                          1,147,182
--------------------------------------------------------------------------------
                                                                     3,862,522
--------------------------------------------------------------------------------
GAS UTILITIES - 0.6%
--------------------------------------------------------------------------------
    49,400    NiSource Inc.                                            995,904
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
--------------------------------------------------------------------------------
    44,700    Baxter International, Inc.                             1,414,755
--------------------------------------------------------------------------------
    14,400    Becton Dickinson & Co.                                   727,920
--------------------------------------------------------------------------------
                                                                     2,142,675
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
--------------------------------------------------------------------------------
    17,300    AmerisourceBergen Corp.                                1,001,497
--------------------------------------------------------------------------------
    16,100    CIGNA Corp.                                            1,038,611
--------------------------------------------------------------------------------
    30,000    HCA Inc.                                               1,218,900
--------------------------------------------------------------------------------
                                                                     3,259,008
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
--------------------------------------------------------------------------------
    20,000    Harrah's Entertainment, Inc.                           1,063,600
--------------------------------------------------------------------------------
    85,300    McDonald's Corporation                                 2,322,719
--------------------------------------------------------------------------------
                                                                     3,386,319
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.8%
--------------------------------------------------------------------------------
    20,800    Black & Decker Corporation                             1,203,280
--------------------------------------------------------------------------------
    42,400    Newell Rubbermaid Inc.                                 1,002,336
--------------------------------------------------------------------------------
    15,800    Snap-on Incorporated                                     533,724
--------------------------------------------------------------------------------
     6,700    Whirlpool Corp.                                          438,917
--------------------------------------------------------------------------------
                                                                     3,178,257
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.9%
--------------------------------------------------------------------------------
    23,800    Kimberly-Clark Corp.                                   1,557,710
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.9%
--------------------------------------------------------------------------------
    61,600    General Electric Co.                                   1,844,920
--------------------------------------------------------------------------------
    53,900    Tyco International Ltd.                                1,479,555
--------------------------------------------------------------------------------
                                                                     3,324,475
--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                                                 (continued)

------
6

Capital Value - Schedule of Investments

APRIL 30, 2004 (UNAUDITED)

Shares                                                              Value
--------------------------------------------------------------------------------
INSURANCE - 6.1%
--------------------------------------------------------------------------------
    53,200    Allstate Corp.                                      $  2,441,880
--------------------------------------------------------------------------------
    26,800    American International
              Group, Inc.                                            1,920,220
--------------------------------------------------------------------------------
    30,400    Hartford Financial
              Services Group Inc. (The)                              1,856,832
--------------------------------------------------------------------------------
    34,000    Loews Corp.                                            1,972,340
--------------------------------------------------------------------------------
    30,600    Marsh & McLennan
               Companies, Inc.                                       1,380,060
--------------------------------------------------------------------------------
    27,400    Torchmark Corp.                                        1,425,896
--------------------------------------------------------------------------------
                                                                    10,997,228
--------------------------------------------------------------------------------
IT SERVICES - 1.8%
--------------------------------------------------------------------------------
    32,600    Computer Sciences Corp.(1)                             1,333,666
--------------------------------------------------------------------------------
    51,100    Electronic Data Systems Corp.                            934,619
--------------------------------------------------------------------------------
    25,400    Fiserv, Inc.(1)                                          928,624
--------------------------------------------------------------------------------
                                                                     3,196,909
--------------------------------------------------------------------------------
MACHINERY - 2.0%
--------------------------------------------------------------------------------
    25,800    Dover Corp.                                            1,032,774
--------------------------------------------------------------------------------
    23,200    Ingersoll-Rand Company                                 1,497,560
--------------------------------------------------------------------------------
    18,000    Parker-Hannifin Corp.                                    995,220
--------------------------------------------------------------------------------
                                                                     3,525,554
--------------------------------------------------------------------------------
MEDIA - 2.1%
--------------------------------------------------------------------------------
    22,000    Gannett Co., Inc.                                      1,906,960
--------------------------------------------------------------------------------
   110,200    Time Warner Inc.(1)                                    1,853,564
--------------------------------------------------------------------------------
                                                                     3,760,524
--------------------------------------------------------------------------------
METALS & MINING - 1.2%
--------------------------------------------------------------------------------
    30,400    Alcoa Inc.                                               934,800
--------------------------------------------------------------------------------
    18,900    Nucor Corp.                                            1,122,660
--------------------------------------------------------------------------------
                                                                     2,057,460
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.6%
--------------------------------------------------------------------------------
    61,300    May Department
              Stores Co. (The)                                       1,888,040
--------------------------------------------------------------------------------
    22,900    Sears, Roebuck & Co.                                     917,145
--------------------------------------------------------------------------------
                                                                     2,805,185
--------------------------------------------------------------------------------
OIL & GAS - 10.0%
--------------------------------------------------------------------------------
    26,800    ChevronTexaco Corp.                                    2,452,200
--------------------------------------------------------------------------------
    28,500    ConocoPhillips                                         2,032,050
--------------------------------------------------------------------------------
   162,500    Exxon Mobil Corp.                                      6,914,375
--------------------------------------------------------------------------------
    42,800    Occidental Petroleum Corp.                             2,020,160
--------------------------------------------------------------------------------
    95,000    Royal Dutch Petroleum Co.
              New York Shares                                        4,622,700
--------------------------------------------------------------------------------
                                                                    18,041,485
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.8%
--------------------------------------------------------------------------------
    23,500    Weyerhaeuser Co.                                       1,391,200
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.1%
--------------------------------------------------------------------------------
    54,200    Abbott Laboratories                                 $  2,385,884
--------------------------------------------------------------------------------
    54,900    Bristol-Myers Squibb Co.                               1,377,990
--------------------------------------------------------------------------------
    34,100    Johnson & Johnson                                      1,842,423
--------------------------------------------------------------------------------
    37,100    Merck & Co., Inc.                                      1,743,700
--------------------------------------------------------------------------------
                                                                     7,349,997
--------------------------------------------------------------------------------
ROAD & RAIL - 0.8%
--------------------------------------------------------------------------------
    43,400    Burlington Northern
              Santa Fe Corp.                                         1,419,180
--------------------------------------------------------------------------------
SOFTWARE - 1.9%
--------------------------------------------------------------------------------
    53,500    Computer Associates
              International, Inc.                                    1,434,335
--------------------------------------------------------------------------------
    75,200    Microsoft Corporation                                  1,952,944
--------------------------------------------------------------------------------
                                                                     3,387,279
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.0%
--------------------------------------------------------------------------------
    46,400    Blockbuster Inc.                                         767,920
--------------------------------------------------------------------------------
    50,300    Limited Brands                                         1,038,192
--------------------------------------------------------------------------------
                                                                     1,806,112
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
--------------------------------------------------------------------------------
    29,800    Liz Claiborne, Inc.                                    1,045,980
--------------------------------------------------------------------------------
    21,300    VF Corp.                                                 983,208
--------------------------------------------------------------------------------
                                                                     2,029,188
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 5.7%
--------------------------------------------------------------------------------
   116,700    Freddie Mac                                            6,815,280
--------------------------------------------------------------------------------
    16,400    MGIC Investment Corp.                                  1,207,368
--------------------------------------------------------------------------------
    58,100    Washington Mutual, Inc.                                2,288,559
--------------------------------------------------------------------------------
                                                                    10,311,207
--------------------------------------------------------------------------------
TOBACCO - 1.6%
--------------------------------------------------------------------------------
    50,700    Altria Group Inc.                                      2,807,766
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
--------------------------------------------------------------------------------
    48,300    Vodafone Group plc ADR                                 1,185,282
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $148,433,152)                                                170,117,928
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.8%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(U.S. Treasury obligations), in a joint trading
account at 0.89%, dated 4/30/04, due 5/3/04
(Delivery value $8,600,638)
(Cost $8,600,000)                                                    8,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.0%
(Cost $157,033,152)                                               $178,717,928
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

APRIL 30, 2004 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $157,033,152)                                             $178,717,928
------------------------------------------------------------
Cash                                                                    361,403
------------------------------------------------------------
Receivable for investments sold                                         770,829
------------------------------------------------------------
Receivable for capital shares sold                                       94,823
------------------------------------------------------------

Dividends and interest receivable                                       364,008
--------------------------------------------------------------------------------
                                                                    180,308,991
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     2,383,780
------------------------------------------------------------
Accrued management fees                                                 155,178
------------------------------------------------------------
Distribution fees payable                                                   697
------------------------------------------------------------
Service fees payable                                                        697
--------------------------------------------------------------------------------
                                                                      2,540,352
--------------------------------------------------------------------------------

NET ASSETS                                                         $177,768,639
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $158,893,317
------------------------------------------------------------
Undistributed net investment income                                     649,563
------------------------------------------------------------
Accumulated net realized loss on investment transactions            (3,459,017)
------------------------------------------------------------
Net unrealized appreciation on investments                           21,684,776
--------------------------------------------------------------------------------
                                                                   $177,768,639
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $156,938,276
------------------------------------------------------------
Shares outstanding                                                   24,812,992
------------------------------------------------------------
Net asset value per share                                                 $6.32
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $16,673,744
------------------------------------------------------------
Shares outstanding                                                    2,635,168
------------------------------------------------------------
Net asset value per share                                                 $6.33
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $4,156,619
------------------------------------------------------------
Shares outstanding                                                      657,813
------------------------------------------------------------
Net asset value per share                                                 $6.32
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends (net of foreign taxes withheld $18,397)                    $1,706,045
--------------------------------------------------------------------
Interest                                                                 54,392
--------------------------------------------------------------------------------
                                                                      1,760,437
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                         767,482
--------------------------------------------------------------------
Distribution fees - Advisor Class                                         1,998
--------------------------------------------------------------------
Service fees - Advisor Class                                              1,998
--------------------------------------------------------------------
Directors' fees and expenses                                                804
--------------------------------------------------------------------
Other expenses                                                              394
--------------------------------------------------------------------------------
                                                                        772,676
--------------------------------------------------------------------------------

Net investment income                                                   987,761
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                              6,301
--------------------------------------------------------------------
Change in net unrealized appreciation on investments                  8,600,328
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      8,606,629
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,594,390
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               2004               2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                          $     987,761     $    1,173,333
--------------------------------------------
Net realized gain (loss)                               6,301           (879,865)
--------------------------------------------
Change in net unrealized appreciation              8,600,328         15,606,843
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                          9,594,390         15,900,311
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
--------------------------------------------
  Investor Class                                  (1,108,582)          (722,398)
--------------------------------------------
  Institutional Class                               (149,309)           (55,069)
--------------------------------------------
  Advisor Class                                       (4,126)                 --
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (1,262,017)          (777,467)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                        66,030,823         34,078,256
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        74,363,196         49,201,100

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              103,405,443         54,204,343
--------------------------------------------------------------------------------

End of period                                   $177,768,639       $103,405,443
================================================================================

Undistributed net investment income                 $649,563           $923,819
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues this objective by investing primarily in common stocks that management believes to be undervalued at the time of purchase. The fund also seeks to minimize the impact of federal taxes on shareholder returns by attempting to minimize taxable distributions to shareholders. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class commenced on May 14, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
11

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                            INVESTOR         INSTITUTIONAL         ADVISOR
                              CLASS              CLASS              CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million            1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $500 million             1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Over $1 billion               0.90%               0.70%              0.65%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2004 was
1.10%, 0.90%, and 0.85%, for the Investor, Institutional and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended April 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2004, were $70,695,252 and $8,448,041, respectively.

                                                                    (continued)

------
12

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                       SHARES          AMOUNT
--------------------------------------------------------------------------------

INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                                   150,000,000
================================================================================
Sold                                                 10,489,817     $66,120,882
------------------------------------------------
Issued in reinvestment of distributions                 176,012       1,077,190
------------------------------------------------
Redeemed                                            (1,535,051)      (9,696,005)
--------------------------------------------------------------------------------
Net increase                                          9,130,778     $57,502,067
================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                                   150,000,000
================================================================================
Sold                                                  7,059,686     $36,556,988
------------------------------------------------
Issued in reinvestment of distributions                 122,823         606,746
------------------------------------------------
Redeemed                                            (1,839,155)      (9,565,446)
--------------------------------------------------------------------------------
Net increase                                          5,343,354     $27,598,288
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                                    15,000,000
================================================================================
Sold                                                    798,138      $5,033,057
------------------------------------------------
Issued in reinvestment of distributions                  24,242         148,362
------------------------------------------------
Redeemed                                              (101,924)        (629,205)
--------------------------------------------------------------------------------
Net increase                                            720,456      $4,552,214
================================================================================
YEAR ENDED OCTOBER 31, 2003
SHARES AUTHORIZED                                    15,000,000
================================================================================
Sold                                                  1,478,545      $8,030,416
------------------------------------------------
Issued in reinvestment of distributions                  10,959          54,137
------------------------------------------------
Redeemed                                              (348,587)      (1,796,602)
--------------------------------------------------------------------------------
Net increase                                          1,140,917      $6,287,951
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                    705,325      $4,501,693
------------------------------------------------
Issued in reinvestment of distributions                     674           4,126
------------------------------------------------
Redeemed                                               (82,518)        (529,277)
--------------------------------------------------------------------------------
Net increase                                            623,481      $3,976,542
================================================================================
PERIOD ENDED OCTOBER 31, 2003(1)
SHARES AUTHORIZED                                    50,000,000
================================================================================
Sold                                                     34,332        $192,017
================================================================================

(1) May 14, 2003 (commencement of sale) through October 31, 2003.

                                                                     (continued)

------
13

Notes to Financial Statements

APRIL 30, 2004 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2004.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $157,790,387
================================================================================
Gross tax appreciation of investments                              $21,803,352
-------------------------------------------------------------
Gross tax depreciation of investments                                 (875,811)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $20,927,541
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2003, the fund had accumulated capital losses of $2,708,083 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2007 through 2010.

------
14

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                     2004(1)      2003      2002      2001       2000   1999(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $5.86       $4.88     $5.39     $5.50      $5.18    $5.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income             0.04(3)     0.08(3)   0.07(3)     0.06       0.08     0.04
--------------------------------
  Net Realized and Unrealized
  Gain (Loss)                         0.48        0.97     (0.52)    (0.09)      0.29     0.14
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations               0.52        1.05     (0.45)    (0.03)      0.37     0.18
---------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income         (0.06)      (0.07)    (0.06)    (0.08)     (0.05)      --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $6.32       $5.86     $4.88     $5.39      $5.50    $5.18
===================================================================================================
  TOTAL RETURN(4)                    8.94%      21.67%   (8.49)%   (0.47)%      7.23%    3.60%
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average Net Assets      1.10%(5)     1.10%     1.10%     1.10%      1.10%    1.10%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets               1.38%(5)     1.54%     1.32%     1.18%      1.56%     1.14%(5)
--------------------------------
Portfolio Turnover Rate                6%          22%       42%       56%        73%       41%
--------------------------------
Net Assets, End of Period
(in thousands)                   $156,938      $91,960   $50,425   $47,542    $39,135   $46,132
---------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) March 31, 1999 (inception) through October 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
15

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                              2004(1)       2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $5.87        $4.88        $5.87
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                    0.05         0.09         0.06
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.48         0.97        (1.05)
--------------------------------------------------------------------------------
  Total From Investment Operations            0.53         1.06        (0.99)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                 (0.07)       (0.07)           -
--------------------------------------------------------------------------------
  Net Asset Value, End of Period             $6.33        $5.87        $4.88
================================================================================
  TOTAL RETURN(4)                             9.15%       22.07%      (16.87)%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.90%(5)      0.90%        0.90%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.58%(5)       1.74%       1.56%(5)
------------------------------------------
Portfolio Turnover Rate                         6%            22%         42%(6)
------------------------------------------
Net Assets, End of Period (in thousands)   $16,674        $11,244      $3,779
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) March 1, 2002 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
16

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                         ADVISOR CLASS
--------------------------------------------------------------------------------
                                                    2004(1)        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $5.86          $5.19
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(3)                           0.03           0.03
--------------------------------------
  Net Realized and Unrealized Gain                   0.48           0.64
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.51           0.67
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                        (0.05)             -
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $6.32          $5.86
================================================================================
  TOTAL RETURN(4)                                    8.78%         12.91%
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.35%(5)          1.35%(5)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             1.13%(5)          1.03%(5)
--------------------------------------
Portfolio Turnover Rate                             6%                22%(6)
--------------------------------------
Net Assets, End of Period
(in thousands)                                    $4,157              $201
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2004 (unaudited).

(2) May 14, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level.  Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
17

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
18

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
19

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The  S&P  500 INDEX is a  market-value  weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0406                              American Century Investment Services, Inc.
SH-SAN-38385N                 (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Mutual Funds, Inc.

By:   /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  June 21, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      -----------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  June 21, 2004

By:   /s/ Maryanne L. Roepke
      ------------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: June 21, 2004